     As filed with the Securities and Exchange Commission on April 30, 2002

                                            Registration Statement No. 333-88845

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 3
                                       TO
                                    Form S-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

A.       Exact name of trust: KILICO Variable Separate Account

B.       Name of depositor: Kemper Investors Life Insurance Company

C.       Complete address of depositor's principal executive offices:
         1600 McConnor Parkway
         Schaumburg, Illinois 60196-6801

D.       Name and complete address of agent for service:

                             DEBRA P. REZABEK, ESQ.
                     Kemper Investors Life Insurance Company
                              1600 McConnor Parkway
                         Schaumburg, Illinois 60196-6801

                                   Copies To:
          FRANK J. JULIAN, ESQ.                       JOAN E. BOROS, ESQ.
 Kemper Investors Life Insurance Company               Jorden Burt LLP
          1600 McConnor Parkway               1025 Thomas Jefferson Street, N.W.
      Schaumburg, Illinois 60196-6801                   Suite 400E
                                                   Washington, D.C. 20007

It is proposed that this filing will become effective (check appropriate box)
   [ ]   Immediately upon filing pursuant to paragraph (b), or
   [ ]   60 days after filing pursuant to paragraph (a) (1), or
   [X]   On May 1, 2002 pursuant to paragraph (b), or
   [ ]   On (date) pursuant to paragraph (a) (1) of Rule 485.

E.       Title of securities being registered:
         The variable portion of Flexible Premium Variable Life Insurance
          Policies.

F.       Approximate date of proposed public offering:
         Continuous

         [ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

                      RECONCILIATION AND TIE BETWEEN ITEMS
                        IN FORM N-8B-2 AND THE PROSPECTUS

Item No.
of Form
 N-8B-2          Caption in Prospectus
--------         ---------------------
1.               Cover Page
2.               Cover Page
3.               Not Applicable
4.               Distribution of Policies
5.               KILICO and the Separate Account; State Regulation of KILICO
6.               KILICO and the Separate Account
7.               Not Applicable
8.               Experts
9.               Legal Proceedings; Legal Considerations
10.              KILICO and the Separate Account; The Funds; The Policy; Policy Benefits and Rights; General Provisions;
                 Voting Interests, Dollar Cost Averaging; Systematic Withdrawal Plan; Federal Tax Matters
11.              Cover Page; Summary; KILICO and the Separate Account; The Funds
12.              Not Applicable
13.              Charges and Deductions
14.              The Policy
15.              The Policy; Policy Benefits and Rights
16.              Summary; The Policy
17.              The Policy; Policy Benefits and Rights
18.              The Funds
19.              General Provisions
20.              The Funds; General Provisions
21.              Policy Benefits and Rights
22.              Not Applicable
23.              Not Applicable
24.              General Provisions
25.              KILICO and the Separate Account
26.              Not Applicable
27.              KILICO and the Separate Account
28.              KILICO's Directors and Officers
29.              KILICO and the Separate Account
30.              Not Applicable
31.              Not Applicable
32.              Not Applicable
33.              Not Applicable
34.              Not Applicable
35.              KILICO and the Separate Account; Distribution of Policies
36.              Not Applicable
37.              Not Applicable
38.              Distribution of Policies
39.              KILICO and the Separate Account; Distribution of Policies
40.              Not Applicable
41.              KILICO and the Separate Account; Distribution of Policies
42.              Not Applicable
43.              Not Applicable
44.              KILICO and the Separate Account; Charges and Deductions
45.              Not Applicable

Item No.
of Form
 N-8B-2          Caption in Prospectus
--------         ---------------------
46.              The Policy; Policy Benefits and Rights; Charges and Deductions
47.              Summary; KILICO and the Separate Account; The Policy
48.              Not Applicable
49.              Not Applicable
50.              Not Applicable
51.              Cover Page; Summary; KILICO and the Separate Account; The Policy; Policy Benefits and Rights; Charges
                 and Deductions; General Provisions; Distribution of Policies
52.              Summary; KILICO and the Separate Account; The Funds; General Provisions
53.              Federal Tax Matters
54.              Not Applicable
55.              Not Applicable
56.              Not Applicable
57.              Not Applicable
58.              Not Applicable
59.              Financial Statements

                            PROSPECTUS--May 1, 2002


--------------------------------------------------------------------------------

                           FLEXIBLE PREMIUM VARIABLE
                             LIFE INSURANCE POLICY

--------------------------------------------------------------------------------

                                   ISSUED BY
                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                 THROUGH ITS KILICO VARIABLE SEPARATE ACCOUNT

      HOME OFFICE: 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801

                                (800) 321-9313

   This Prospectus describes a Flexible Premium Variable Life Insurance Policy ("Policy") offered by Kemper Investors Life Insurance Company ("we" or "KILICO"). The Policy provides life insurance and accumulates variable Cash Value. Policy benefits depend upon the investment experience of the KILICO Variable Separate Account. Generally, Policy premiums are flexible.


   The Policy is "life insurance" for federal tax purposes. If the Policy is a modified endowment contract, different tax rules apply to distributions. See "Federal Tax Matters", page 30 for a discussion of laws that affect the tax treatment of the Policy.


   You have the following choices for allocating premium:

      . the Fixed Account, which accrues interest at our guaranteed rate, and . the Subaccounts of the Separate Account, which invest in portfolios of underlying mutual funds.

   The following Portfolios are currently available under the Policy:


             . The Alger American Fund  . INVESCO Variable
              . Alger American            Investment Funds, Inc.
                Balanced Portfolio        ("INVESCO VIF")
              . Alger American Growth    . INVESCO VIF-Dynamics
                Portfolio                  Fund
              . Alger American Income    . INVESCO VIF-Financial
                & Growth Portfolio         Services Fund
              . Alger American MidCap    . INVESCO VIF-Technology
                Growth Portfolio           Fund
             . American Century          . INVESCO VIF-
               Variable Portfolios,        Telecommunications Fund
               Inc. ("VP")              . Janus Aspen Series
              . American Century VP      . Janus Aspen Aggressive
                Income & Growth Fund       Growth
              . American Century VP      . Janus Aspen Balanced
                International Fund       . Janus Aspen Flexible
              . American Century VP        Income
                Ultra Fund               . Janus Aspen Growth
              . American Century VP      . Janus Aspen
                Value Fund                 International Growth
             . The Dreyfus Socially      . Janus Aspen Worldwide
               Responsible Growth          Growth
               Fund, Inc. (Initial      . Scudder Variable Series
               Share Class)               I (Class A Shares)
             . Dreyfus Stock Index       . Scudder Capital Growth
               Fund (Initial Share       . Scudder Growth and
               Class)                      Income
             . Dreyfus Variable          . Scudder International
               Investment Fund          . Scudder Variable Series
               ("Dreyfus VIF")            II
               (Initial Share Class)     . Scudder Government
              . Dreyfus                    Securities
                VIF-Appreciation         . Scudder Investment
              . Dreyfus VIF-Small Cap      Grade Bond
             . Fidelity Variable         . Scudder Money Market
               Insurance Products Fund   . Scudder Small Cap
               (Initial Class)             Growth
              . Fidelity VIP             . Scudder Total Return
                Equity-Income            . SVS Focus Value+Growth
              . Fidelity VIP Growth     . Scudder VIT Funds
              . Fidelity VIP High         (formerly Deutsche
                Income                    Asset Management VIT
              . Fidelity VIP Overseas     Funds)
             . Franklin Templeton        . Scudder VIT EAFE(R)
               Variable Insurance          Equity Index Fund
               Products Trust (Class 2     (formerly Deutsche VIT
               Shares)                     EAFE(R) Equity Index
              . Templeton Developing       Fund)
                Markets Securities Fund  . Scudder VIT Small Cap
              . Templeton Foreign          Index Fund (formerly
                Securities Fund            Deutsche VIT Small Cap
                (formerly Templeton        Index Fund)
                International
                Securities Fund)
              . Templeton Global Asset
                Allocation Fund
                (formerly Templeton
                Asset Strategy Fund)
              . Templeton Global
                Income Securities Fund


   You may obtain more information about these Portfolios in the accompanying prospectuses. Not all portfolios described in the prospectuses may be available under the Policy.

   You choose from two death benefit options. The Death Benefit is at least the amount shown in the Policy Specifications, unless there are loans. Cash Value is not guaranteed. If the Surrender Value does not cover all Policy charges, the Policy will lapse. The Policy Specifications show the guarantee premium and the guarantee period. The Policy will not lapse during the guarantee period if the guarantee premium is paid.

   You may cancel the Policy and receive a refund during the Free-Look Period.

   If you already own a flexible premium variable life insurance policy, it may not be advantageous to buy additional insurance or to replace your policy with the Policy described in this Prospectus.

   This Prospectus must be accompanied or preceded by a current prospectus for the available underlying Portfolios. You should read and retain all prospectuses for future reference.

   You can find this Prospectus and other information about the Separate Account required to be filed with the Securities and Exchange Commission
(SEC) at the SEC's web site at http://www.sec.gov.

   The Securities and Exchange Commission has not approved or disapproved the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
================================================================================


                                                            Page
                                                            ----
               DEFINITIONS.................................   1
               SUMMARY.....................................   3
               FEES AND EXPENSES...........................   6
               KILICO AND THE SEPARATE ACCOUNT.............  10
               THE FUNDS...................................  10
               FIXED ACCOUNT OPTION........................  15
               THE POLICY..................................  15
               POLICY BENEFITS AND RIGHTS..................  18
               CHARGES AND DEDUCTIONS......................  23
               GENERAL PROVISIONS..........................  26
               DOLLAR COST AVERAGING.......................  28
               SYSTEMATIC WITHDRAWAL PLAN..................  29
               DISTRIBUTION OF POLICIES....................  29
               FEDERAL TAX MATTERS.........................  30
               LEGAL CONSIDERATIONS........................  33
               SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS  33
               VOTING INTERESTS............................  33
               STATE REGULATION OF KILICO..................  33
               KILICO'S DIRECTORS AND OFFICERS.............  34
               LEGAL MATTERS...............................  36
               LEGAL PROCEEDINGS...........................  36
               EXPERTS.....................................  36
               REGISTRATION STATEMENT......................  37
               FINANCIAL STATEMENTS........................  37
               APPENDIX A TABLE OF DEATH BENEFIT FACTORS... 124
               APPENDIX B SURRENDER TARGET PREMIUMS........ 125

                                  DEFINITIONS

   Accumulation Unit--An accounting unit of measure used to calculate the value of each Subaccount.


   Accumulation Unit Value--The value of a Subaccount measured by that Subaccount's Accumulation Units.


   Age--The Insured's age on his or her nearest birthday.

   Beneficiary--The person to whom the proceeds due on the Insured's death are paid.

   Cash Value--The sum of the value of Policy assets in the Separate Account, Fixed Account and Loan Account.


   Company ("we", "us", "our", "KILICO")--Kemper Investors Life Insurance Company. Our home office is located at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.


   Date of Receipt--The date on which a request, form or payment is received at our home office, provided: (1) that date is a Valuation Date and (2) we receive the request, form or payment before the close of the New York Stock Exchange (usually 3:00 p.m. Central time). Otherwise, the next Valuation Date.


   Death Benefit--The amount payable upon the death of the Insured while the Policy is in force.


   Debt--The sum of (1) the principal of any outstanding loan, plus (2) any loan interest due or accrued to us.

   Fixed Account--The amount of assets held in the General Account attributable to the fixed portion of the Policy.


   Fixed Account Value--The portion of the Cash Value in the General Account, excluding the Loan Account.


   Free-Look Period--The time when you may cancel the Policy and receive a refund. This time depends on the state where the Policy is issued; however, it will be at least 10 days from the date you receive the Policy.

   Funds--The underlying mutual funds in which the Subaccounts of the Separate Account invest.

   General Account--The assets of KILICO other than those allocated to the Separate Account or any other separate account.

   Guideline Single Premium--The maximum initial amount of premium that can be paid while retaining qualification as a life insurance policy under the Internal Revenue Code.

   Insured--The person whose life is covered by the Policy and who is named in the Policy Specifications.

   Issue Date--The date shown in the Policy Specifications. Incontestability and suicide periods are measured from the Issue Date.

   Loan Account--The amount of assets transferred from the Separate Account and the Fixed Account and held in the General Account as collateral for Debt.

   Maturity Date--The Policy Date anniversary nearest the Insured's 100th birthday.

   Monthly Processing Date--The same day in each month as the Policy Date.

   Mortality and Expense Risk Charge--A charge deducted in the calculation of the Accumulation Unit Value for the assumption of mortality risks and expense guarantees.

   Net Surrender Value--The Surrender Value on the date of surrender minus any Debt.

   Owner ("you", "your", "yours")--The person(s) named as owner in the application unless later changed as provided in the Policy.

   Planned Premium--The scheduled premium you specify in the application.

   Policy Date--The Policy Date is used to determine Policy Years and Monthly Processing Dates. The Policy Date is the date that insurance coverage takes effect subject to the conditions set forth in the application, including the payment of the initial premium.

   Policy Year--Each year commencing with the Policy Date and each Policy Date anniversary thereafter.

   Portfolio(s)--The underlying Portfolios in which the Subaccounts invest. Each Portfolio is an open-end investment company registered with the SEC or a separate investment series of a registered open-end investment company.


   Separate Account--The KILICO Variable Separate Account, which was established under Illinois law as a separate investment account of KILICO.


   Separate Account Value--The portion of the Cash Value in the Subaccount(s) of the Separate Account.

   Specified Amount--The amount chosen by you and used to calculate the death benefit. The Specified Amount is shown in the Policy Specifications.

   Subaccount--A subdivision of the Separate Account.


   Surrender Value--Cash Value minus any applicable surrender charge.


   Trade Date--The date 30 days following the date you complete all requirements for coverage and we record coverage under the Policy as in force.

   Valuation Date--Each business day on which valuation of the assets of the Separate Account is required by applicable law, which currently is each day that the New York Stock Exchange is open for trading.

   Valuation Period--The period that starts at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

                                    SUMMARY

   This section summarizes this Prospectus. Please read the entire Prospectus. You should refer to the heading "Definitions" for the meaning of certain terms. If states require variations, they appear in supplements attached to this Prospectus or in endorsements to the Policy. Unless otherwise indicated, this Prospectus describes an in force Policy with no loans.


   You pay a premium for life insurance coverage on the Insured. Generally, you may choose the amount and frequency of premium payments. The Policy provides for a Surrender Value which is payable if the Policy is terminated during an Insured's lifetime. The death benefit and Cash Value of the Policy may increase or decrease to reflect investment experience. Cash Value is not guaranteed. If the Surrender Value is insufficient to pay Policy charges, the Policy will lapse unless an additional premium payment or loan repayment is made. The Policy will remain in force during the guarantee period if the premiums paid, minus withdrawals and Debt, are at least equal to the guarantee premiums. (See "The Policy--Premiums and Allocation of Premiums and Separate Account Value," pages 15 and 16, respectively, "Charges and Deductions," page 23, and "Policy Benefits and Rights," page 18.)



   A Policy may be issued as or become a modified endowment contract as a result of a material change or reduction in benefits as defined by the Internal Revenue Code. The Policy may also become a modified endowment contract if excess premiums are paid. If the Policy is treated as a modified endowment contract, certain distributions (including loans) may be included in your federal gross income and may be subject to a 10% federal penalty tax. (See "Federal Tax Matters," page 30.)


   The purpose of the Policy is to provide insurance protection for the beneficiary. The Policy is not comparable to a systematic investment plan of a mutual fund.

Policy Benefits


   Cash Value. Cash Value reflects the amount and frequency of premium payments, the investment experience of the selected Subaccounts, any values in the Fixed Account and Loan Account, and Policy charges. You bear the entire investment risk on amounts allocated to the Separate Account. We do not guarantee Separate Account Value. (See "Policy Benefits and Rights--Cash Value," page 20.)



   You may surrender a Policy at any time and receive the Net Surrender Value. The Net Surrender Value is the Surrender Value minus any outstanding Debt. The Surrender Value is the Cash Value minus any applicable surrender charge. Partial withdrawals are available subject to restrictions. (See "Policy Benefits and Rights--Surrender Privilege," page 22.)



   Policy Loans. After the first Policy Year, you may borrow up to 90% of Cash Value minus surrender charges and any other indebtedness. Interest is charged at an effective annual rate of 4.50%. (See "Federal Tax Matters," page 30.)


   Preferred Loans. After the first Policy Year, you may borrow an amount up to the earnings in the Policy subject to any previous indebtedness. Interest on preferred loans is charged at an effective annual rate of 3%.


   The minimum amount of any loan is $500. When a loan is made, a portion of Cash Value equal to the loan amount is transferred from the Separate Account and the Fixed Account (pro rata, unless you request otherwise) to the Loan Account. We credit 3% annual interest to Cash Value held in the Loan Account. (See "Policy Benefits and Rights--Policy Loans," page 21.)



   If the Policy is a modified endowment contract, a loan is treated as a taxable distribution. (See "Federal Tax Matters," page 30.)



   Death Benefits. An in force Policy pays a death benefit upon the death of the Insured. The Policy has two death benefit options. The Policy owner elects a death benefit option on the application. Under Option A, the death benefit is the Specified Amount stated in the Policy Specifications. Under Option B, the death benefit is the Specified Amount stated in the Policy Specifications plus the Cash Value. The death benefit is never less than the multiple of Cash Value specified in Appendix A. The death benefit payable is reduced by any Debt. (See "Policy Benefits and Rights--Death Benefits," page 18.)

Premiums

   The amount and frequency of premium payments are flexible. You specify a Planned Premium on the application. However, you are not required to make the Planned Premiums, and, subject to certain restrictions, may make premium payments in any amount and at any frequency. The amount, frequency, and period of time over which you pay premiums affects whether the Policy will be classified as a modified endowment contract. The minimum monthly premium payment is $50. Other minimums apply for other payment modes.

   Payment of the Planned Premium does not guarantee that a Policy remains in force. Instead, Surrender Value must be sufficient to cover all Policy charges for the Policy to remain in force. A Policy will remain in force during the guarantee period if premiums paid, less withdrawals and Debt, equal or exceed the sum of the guarantee premiums. (See "The Policy--Premiums," page 15.)

The Separate Account


   Allocation of Premiums. The portion of the premium available for allocation equals the premium paid less applicable charges. You indicate in the application the percentages of premium to be allocated among the Subaccounts of the Separate Account and the Fixed Account. The Policy currently offers forty-one Subaccounts, each of which invests in shares of a designated Portfolio.


   The initial premium, minus applicable charges, is allocated to the Scudder Money Market Subaccount on the day after receipt. On the Trade Date, the Separate Account Value in the Scudder Money Market Subaccount is allocated among the Subaccounts and the Fixed Account in accordance with your instructions in the application. (See "The Policy--Policy Issue," page 15.)


   Transfers. You may transfer Separate Account Value among the Subaccounts and into the Fixed Account once every fifteen days. One annual transfer is permitted from the Fixed Account to the Subaccounts. (See "The
Policy--Allocation of Premiums and Separate Account Value," page 16.)


The Funds

   The following Portfolios of The Alger American Fund are currently available for investment by the Separate Account:


      .  Alger American Balanced Portfolio



      .  Alger American Growth Portfolio



      .  Alger American Income & Growth Portfolio



      .  Alger American MidCap Growth Portfolio


   The following Portfolios of the American Century Variable Portfolios, Inc. are currently available for investment by the Separate Account:

      .  American Century VP Income & Growth Fund

      .  American Century VP International Fund

      .  American Century VP Ultra Fund

      .  American Century VP Value Fund

   The Initial Share Class of The Dreyfus Socially Responsible Growth Fund, Inc. is currently available for investment by the Separate Account.


   The Initial Share Class of Dreyfus Stock Index Fund is currently available for investment by the Separate Account.


   The Initial Share Class of the following Portfolios of the Dreyfus Variable Investment Fund are currently available for investment by the Separate Account:

      .  Dreyfus VIF-Appreciation

      .  Dreyfus VIF-Small Cap


   Initial Class Shares of the following Portfolios of the Fidelity Variable Insurance Products Fund are currently available for investment by the Separate
Account:


      .  Fidelity VIP Equity-Income

      .  Fidelity VIP Growth

      .  Fidelity VIP High Income

      .  Fidelity VIP Overseas

   Class 2 Shares of the following Portfolios of the Franklin Templeton Variable Insurance Products Trust are currently available for investment by the Separate Account:


      .  Templeton Developing Markets Securities Fund



      . Templeton Foreign Securities Fund (formerly Templeton International Securities Fund)



      . Templeton Global Asset Allocation Fund (formerly Templeton Asset Strategy Fund)



      .  Templeton Global Income Securities Fund


   The following Portfolios of the INVESCO Variable Investment Funds, Inc. are currently available for investment by the Separate Account:

      .  INVESCO VIF-Dynamics Fund

      .  INVESCO VIF-Financial Services Fund

      .  INVESCO VIF-Technology Fund

      .  INVESCO VIF-Telecommunications Fund

   The following Portfolios of the Janus Aspen Series are currently available for investment by the Separate Account:

      .  Janus Aspen Aggressive Growth

      .  Janus Aspen Balanced

      .  Janus Aspen Flexible Income

      .  Janus Aspen Growth

      .  Janus Aspen International Growth

      .  Janus Aspen Worldwide Growth


   Class A Shares of the following Portfolios of the Scudder Variable Series I are currently available for investment by the Separate Account:



      .  Scudder Capital Growth



      .  Scudder Growth and Income



      .  Scudder International



   The following Portfolios of the Scudder Variable Series II are currently available for investment by the Separate Account:



      .  Scudder Government Securities



      .  Scudder Investment Grade Bond



      .  Scudder Money Market



      .  Scudder Small Cap Growth



      .  Scudder Total Return



      .  SVS Focus Value+Growth



   The following Portfolios of Scudder VIT Funds (formerly Deutsche Asset Management VIT Funds) are currently available for investment by the Separate
Account:



      . Scudder VIT EAFE(R) Equity Index Fund (formerly Deutsche VIT EAFE(R) Equity Index Fund)



      . Scudder VIT Small Cap Index Fund (formerly Deutsche VIT Small Cap Index Fund)


   For a more detailed description of the Funds, see "The Funds," page 10, the Funds' prospectuses accompanying this Prospectus, and Statements of Additional Information available from us upon request

                               FEES AND EXPENSES


   The following tables are designed to help you understand the fees and expenses that you bear, directly or indirectly, as a Policy Owner. The first table describes the Policy charges and deductions you directly bear under the Policy. The second table describes the fees and expenses of the Portfolios that you bear indirectly when you purchase a Policy. Expenses of the Portfolios are not fixed or specified under the terms of the Policy, and actual expenses may vary. (See "Charges and Deductions," beginning on page 23.)


                         Policy Charges and Deductions

Charges Deducted from the
  Separate Account:

Mortality and Expense Risk Charge:   Current: .60% of average daily assets for the first ten Policy
                                     Years; .40% for Policy Years eleven through twenty; and .20%
                                     for Policy Year twenty-one and thereafter, ceasing when the
                                     Insured reaches age 100

                                     Guaranteed: .60% for the first ten Policy Years; .40% for Policy
                                     Year eleven and thereafter, ceasing when the Insured reaches age
                                     100(1)

Federal Income Tax Charge:           Currently none(2)

Charges Deducted from the Cash Value
  (deducted monthly):

Cost of Insurance Charge(3):         Current: Ranges from $0.05668 per month per $1,000 of net
                                     amount at risk to $36.32850 per month per $1,000 of net amount at risk(4)

                                     Guaranteed: Ranges from $0.05668 per month per $1,000 of net amount at risk to $83.33333 per month per $1,000 of net amount at risk(4)

Administrative Expense Charge:       $10 monthly in Policy Year one; currently $6 monthly in Policy
                                     Years two and thereafter, with a $7.50 maximum monthly charge guaranteed

Tax Charge:                          2.5% from each premium payment for state and local taxes(4)
                                     1% from each premium payment for corporate income tax
                                     liability(5)

Sales Load:                          2% from each premium payment(5)

Systematic Withdrawal Charge:        $50 for the initial set-up plus $25 each time a change is made to the plan

Transaction Charges:

Transfer Fee:                        $25 per transfer in excess of twelve transfers in a single Policy
                                     Year(6)

Maximum Partial Withdrawal Charge:   $25 per partial withdrawal after the first partial withdrawal in a single Policy Year(7)

Maximum Surrender Charge(8):         100% of the target premium as shown in Appendix B

--------
(1)Based on current estimates of longevity and of the expenses incurred over the life of the Policy, we do not anticipate imposing the guaranteed Mortality and Expense Risk Charge. However, we reserve the right to assess a charge higher than the current charge, but not to exceed the guaranteed charge, based on changed circumstances.

(2)We currently do not assess a charge for federal income taxes that may be attributed to the operations of the Separate Account. We reserve the right to do so in the future. (See "Charges and Deductions," beginning on page 23.)

(3)The current cost of insurance charge will never exceed the guaranteed cost of insurance charge shown in the Policy Specifications. The net amount at risk equals the death benefit divided by 1.0024663, minus Cash Value. (See "Charges and Deductions--Cost of Insurance Charge," page 23.)

(4)Current and guaranteed cost of insurance charges are based on the issue age (or attained age following an increase in Specified Amount), sex, Insured's rate class, and Policy Year.
(5)The reduction in sales load from 2.5% to 2% is effective for any premium received on or after 5/1/01.
(6)Except there will be no transfer charge for transfers related to Automatic Asset Reallocation and Dollar Cost Averaging.
(7)Except there will be no partial withdrawal charge for withdrawals taken under the Systematic Withdrawal Plan.
(8)We deduct a surrender charge if the Policy is surrendered or the Cash Value is applied under a Settlement Option prior to the eleventh Policy Year (or the eleventh Policy Year following an increase in Specified Amount).

                              Portfolio Expenses


(As a percentage of average net assets for the period ended December 31, 2001)

       (total expense figures shown are after fee waivers or reductions and expense reimbursements)


                                                                                                           Total Annual
                                                                            Management             Other    Portfolio
                                 Portfolio                                     Fees    12b-1 Fees Expenses   Expenses
                                 ---------                                  ---------- ---------- -------- ------------
Alger American Balanced Portfolio..........................................    0.75%      --        0.10%     0.85%
Alger American Growth Portfolio............................................    0.75%      --        0.06%     0.81%
Alger American Income & Growth Portfolio...................................   0.625%      --       0.095%     0.72%
Alger American MidCap Growth Portfolio.....................................    0.80%      --        0.08%     0.88%
American Century VP Income & Growth Fund...................................    0.70%      --        0.00%     0.70%
American Century VP International Fund(1)..................................    1.26%      --        0.00%     1.26%
American Century VP Ultra Fund (1)(12).....................................    1.00%      --        0.00%     1.00%
American Century VP Value Fund (1).........................................    0.97%      --        0.00%     0.97%
The Dreyfus Socially Responsible Growth Fund, Inc.(3) (Initial Share Class)    0.75%      --        0.03%     0.78%
Dreyfus Stock Index Fund (3) (Initial Share Class).........................    0.25%      --        0.01%     0.26%
Dreyfus VIF-Appreciation (3) (Initial Share Class).........................    0.75%      --        0.03%     0.78%
Dreyfus VIF-Small Cap (3) (Initial Share Class)............................    0.75%      --        0.04%     0.79%
Fidelity VIP Equity-Income (7).............................................    0.48%      --        0.10%     0.58%
Fidelity VIP Growth (7)....................................................    0.58%      --        0.10%     0.68%
Fidelity VIP High Income (7)...............................................    0.58%      --        0.13%     0.71%
Fidelity VIP Overseas (7)..................................................    0.73%      --        0.19%     0.92%
Templeton Developing Markets Securities Fund (Class 2) (4).................    1.25%     0.25%      0.32%     1.82%
Templeton Foreign Securities Fund (Class 2) (4)(6).........................    0.68%     0.25%      0.22%     1.15%
Templeton Global Asset Allocation Fund (Class 2) (4).......................    0.61%     0.25%      0.20%     1.06%
Templeton Global Income Securities Fund (Class 2) (4)(5)...................    0.63%     0.25%      0.08%     0.96%
INVESCO VIF-Dynamics Fund (10)(11).........................................    0.75%      --        0.33%     1.08%
INVESCO VIF-Financial Services Fund (10)(11)...............................    0.75%      --        0.32%     1.07%
INVESCO VIF-Technology Fund(10)(11)........................................    0.75%      --        0.32%     1.07%
INVESCO VIF-Telecommunications Fund (10)(11)...............................    0.75%      --        0.34%     1.09%
Janus Aspen Aggressive Growth (8)..........................................    0.65%      --        0.02%     0.67%
Janus Aspen Balanced (8)...................................................    0.65%      --        0.01%     0.66%
Janus Aspen Flexible Income................................................    0.64%      --        0.03%     0.67%
Janus Aspen Growth (8).....................................................    0.65%      --        0.01%     0.66%
Janus Aspen International Growth (8).......................................    0.65%      --        0.06%     0.71%
Janus Aspen Worldwide Growth (8)...........................................    0.65%      --        0.04%     0.69%
Scudder Capital Growth.....................................................    0.46%      --        0.04%     0.50%
Scudder Growth and Income..................................................    0.48%      --        0.08%     0.56%
Scudder International......................................................    0.84%      --        0.16%     1.00%
Scudder Government Securities..............................................    0.55%      --        0.05%     0.60%
Scudder Investment Grade Bond (9)..........................................    0.60%      --        0.04%     0.64%
Scudder Money Market.......................................................    0.50%      --        0.05%     0.55%
Scudder Small Cap Growth...................................................    0.65%      --        0.03%     0.68%
Scudder Total Return.......................................................    0.55%      --        0.03%     0.58%
SVS Focus Value+Growth (9).................................................    0.75%      --        0.04%     0.79%
Scudder VIT EAFE(R) Equity Index Fund (2)..................................    0.45%      --        0.20%     0.65%
Scudder VIT Small Cap Index Fund (2).......................................    0.35%      --        0.10%     0.45%

--------

 (1)The Funds have a stepped fee schedule. As a result, the Funds' management fee generally decreases as Fund assets increase.




 (2)The investment advisor, Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time. Without these expense waivers and reimbursements, Management Fees, Other Expenses and Total Operating Expenses would have been: 0.45%, 0.36% and 0.81%, respectively, for the VIT EAFE(R) Equity Index Fund; and 0.35%, 0.28% and 0.63%, respectively, for the VIT Small Cap Index Fund.


 (3)The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.


 (4)The Portfolio's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Portfolio's prospectus.


 (5)The Portfolio's administration fee is paid indirectly through the management fee.


 (6)The manager had agreed in advance to make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund. This reduction is required by the Portfolio's Board of Trustees and an order of the Securities and Exchange

    Commission. Without this reduction, the total annual Portfolio operating expenses are estimated to be 1.16%.


 (7)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Portfolio paid was used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's expenses. These offsets may be discontinued at any time. With these reductions, Management Fees, Other Expenses and Total Portfolio Annual Expenses would have been 0.48%, 0.09% and 0.57%, respectively, for Fidelity VIP Equity-Income Portfolio; 0.58%, 0.07% and 0.65%, respectively, for the Fidelity VIP Growth Portfolio; 0.58%, 0.12% and 0.70%, respectively, for the Fidelity VIP High Income Portfolio; and 0.73%, 0.14% and 0.87%, respectively, for the Fidelity VIP Overseas Portfolio.


 (8)Expenses are based upon expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangements.




 (9)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names: SVS Focus Value+Growth (0.84%) and Scudder Investment Grade Bond (0.80%).


(10)Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because their custodian fees were reduced under expense offset arrangements.


(11)Certain expenses of the Funds were absorbed voluntarily by INVESCO pursuant to commitments between each Fund and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, each Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2001 were insignificant.


(12)Annualized, Fund inception date May 1, 2001.


                  Tax Treatment Under Current Federal Tax Law


   Under existing federal tax law, any increase in Cash Value is generally not taxable to you until a distribution occurs through a withdrawal or surrender. Generally, distributions are not included in income until the amount of the distributions exceeds the premiums paid for the Policy. If the Policy is a modified endowment contract, a loan is also treated as a distribution. Generally, distributions from a modified endowment contract (including loans) are included in income to the extent the Cash Value exceeds premiums paid. Distributions from modified endowment contracts (including loans) may also be subject to a 10% federal penalty tax. In addition, other transactions involving a Policy, such as change of Owners, may have tax consequences.



   Death Benefits payable under the Policy are generally excludable from the gross income of the Beneficiary. As a result, the Beneficiary would not be subject to income tax on the Death Benefit. (See "Federal Tax Matters," page 30.)


Free-Look Period


   You may examine a Policy and return it for a refund during the Free-Look Period. The length of the Free-Look Period depends on the state where the Policy is issued; however, it will be at least 10 days from the date you receive the Policy. (See "Policy Benefits and Rights--Free-Look Period and Exchange Rights," page 23.)


Illustrations of Cash Value, Surrender Value, Death Benefit

   Tables in Exhibit 9 to the registration statement illustrate Cash Value, Surrender Value and Death Benefits. These illustrations are based on Policy charges and hypothetical assumed rates of return for the Separate Account. The Separate Account's investment experience will differ, and the actual Policy values will be higher or lower than those illustrated.

   Upon request, we will provide a free, personalized illustration reflecting the proposed Insured's age, underwriting classification, and sex (where applicable). Otherwise, a personalized illustration uses the same methodology as those appearing in Exhibit 9 to the registration statement.

                        KILICO AND THE SEPARATE ACCOUNT

Kemper Investors Life Insurance Company


   We were organized under the laws of the State of Illinois in 1947 as a stock life insurance company. Our offices are located at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801. We offer life insurance and annuity products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation ("Kemper"), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Group Holding ("ZGH" or "Zurich"), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a Swiss holding company.


Separate Account

   KILICO Variable Separate Account (the "Separate Account") was established as a separate investment account on January 22, 1987. The Separate Account receives and invests net premiums under the Policy. In addition, the Separate Account receives and invests net premiums for other variable life insurance policies offered by KILICO.

   The Separate Account is administered and accounted for as part of our general business. The income, capital gains or capital losses of the Separate Account are credited to or charged against Separate Account assets, without regard to the income, capital gains or capital losses of any other separate account or any other business we conduct. The Policy benefits are our obligations.

   The Separate Account is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). However, the Commission does not supervise the management, investment practices or policies of the Separate Account or KILICO.


   The Policy currently offers forty-one Subaccounts. Additional Subaccounts may be added in the future. Not all Subaccounts may be available in all jurisdictions or under all Policies.


                                   THE FUNDS


   The Separate Account invests in shares of The Alger American Fund, American Century Variable Portfolios, Inc., The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Scudder Variable Series I, Scudder Variable Series II and Scudder VIT Funds.


   The Commission does not supervise the Funds' management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts. Shares of the Funds currently are sold only to insurance company separate accounts and certain qualified retirement plans. In addition to the Separate Account, shares of the Funds may be sold to variable life insurance and variable annuity separate accounts of insurance companies not affiliated with KILICO. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts of companies unaffiliated with KILICO, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds have an obligation to monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own.

   A Fund may consist of separate portfolios. The assets of each portfolio are held separate from the assets of the other portfolios, and each portfolio has its own distinct investment objective and policies. Each portfolio operates as a separate investment fund, and the income, gains or losses of one portfolio generally have no effect on the investment performance of any other portfolio.

The Alger American Fund

   The Alger American Fund Portfolios in which the Separate Account invests are summarized below:


   Alger American Balanced Portfolio: This Portfolio seeks current income and long-term capital appreciation.



   Alger American Growth Portfolio: This Portfolio seeks long-term capital appreciation.



   Alger American Income & Growth Portfolio: This Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.



   Alger American MidCap Growth Portfolio: This Portfolio seeks long-term capital appreciation.


   Fred Alger Management, Inc. is the investment adviser to each Portfolio of The Alger American Fund specified above.

American Century Variable Portfolios, Inc.

   The Portfolios of the American Century Variable Portfolios, Inc. in which the Separate Account invests are summarized below:

   American Century VP Income & Growth Fund: This Portfolio seeks capital growth by investing in common stocks. Income is a secondary objective.

   American Century VP International Fund: This Portfolio seeks capital growth.

   American Century VP Ultra Fund: This Portfolio seeks long-term capital growth.

   American Century VP Value Fund: This Portfolio seeks long-term capital growth. Income is a secondary objective.

   American Century Investment Management, Inc. is the investment adviser for the four available Portfolios of the American Century Variable Portfolios, Inc.

The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)

   This Fund's primary goal is to provide capital growth with current income as a secondary goal by investing in common stocks of companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

   The Dreyfus Corporation serves as the investment adviser, and NCM Capital Management Group, Inc. is the sub-adviser, for this Fund.

Dreyfus Stock Index Fund (Initial Share Class)

   This Fund seeks to match the total return of the Standard & Poor's Composite Stock Price Index.

   The Dreyfus Corporation serves as the investment adviser for this Fund.

Dreyfus Variable Investment Fund

   The Dreyfus Variable Investment Fund Portfolios in which the Separate Account invests are summarized below:

   Dreyfus VIF-Appreciation (Initial Share Class): This Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal.

   Dreyfus VIF-Small Cap (Initial Share Class): This Portfolio seeks to maximize capital appreciation.

   The Dreyfus Corporation serves as the investment adviser to each Portfolio of the Dreyfus Variable Investment Fund specified above. Fayez Sarofim & Co. serves as the sub-adviser for the Dreyfus VIF-Appreciation Portfolio.


Fidelity Variable Insurance Products Fund


   The Fidelity Variable Insurance Products Fund Portfolios in which the Separate Account invests are summarized below:

   Fidelity VIP Equity-Income (Initial Class): This Portfolio seeks reasonable income.

   Fidelity VIP Growth (Initial Class): This Portfolio seeks capital appreciation.

   Fidelity VIP High Income (Initial Class): This Portfolio seeks a high level of current income while also considering growth of capital.

   Fidelity VIP Overseas (Initial Class): This Portfolio seeks long-term growth of capital.

   Fidelity Management & Research Company (FMR) is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Fund. Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, and Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, each serve as sub-advisers to the Fidelity VIP High Income Portfolio and the Fidelity VIP Overseas Portfolio. Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L), in London, England, also serves as sub-adviser to the Fidelity VIP Overseas Portfolio.

Franklin Templeton Variable Insurance Products Trust

   The Franklin Templeton Variable Insurance Products Trust Portfolios in which the Separate Account invests are summarized below:


   Templeton Developing Markets Securities Fund (Class 2 Shares): This Portfolio seeks long-term capital appreciation. The Portfolio primarily invests in emerging market equity securities.



   Templeton Foreign Securities Fund (formerly Templeton International Securities Fund) (Class 2 Shares): This Portfolio seeks long-term capital growth.



   Templeton Global Asset Allocation Fund (formerly Templeton Asset Strategy
Fund) (Class 2 Shares): This Portfolio seeks high total return.



   Templeton Global Income Securities Fund (Class 2 Shares): This Portfolio seeks high current income. Capital appreciation is a secondary consideration.



   Templeton Investment Counsel, LLC is the investment adviser for the Templeton Global Asset Allocation Fund (formerly Templeton Asset Strategy Fund) and the Templeton Foreign Securities Fund (formerly Templeton International Securities Fund). Templeton Asset Management Ltd. is the investment manager for the Templeton Developing Markets Securities Fund. Franklin Advisers, Inc. is the investment manager for the Templeton Global Income Securities Fund.


INVESCO Variable Investment Funds, Inc.

   The Portfolios of the INVESCO Variable Investment Funds, Inc. in which the Separate Account invests are summarized below:

   INVESCO VIF-Dynamics Fund: This Portfolio seeks growth of capital.

   INVESCO VIF-Financial Services Fund: This Portfolio seeks long-term growth of capital.

   INVESCO VIF-Technology Fund: This Portfolio seeks long-term growth of capital.

   INVESCO VIF-Telecommunications Fund: This Portfolio seeks growth of capital. Current income is a secondary objective.

   INVESCO Funds Group Inc. is the investment adviser for the four available Portfolios of the INVESCO Variable Investment Funds, Inc.

Janus Aspen Series

   The Janus Aspen Series Portfolios in which the Separate Account invests are summarized below:

   Janus Aspen Aggressive Growth: This Portfolio seeks long-term growth of capital.

   Janus Aspen Balanced: This Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   Janus Aspen Flexible Income: This Portfolio seeks to obtain maximum total return consistent with preservation of capital.

   Janus Aspen Growth: This Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

   Janus Aspen International Growth: This Portfolio seeks long-term growth of capital.

   Janus Aspen Worldwide Growth: This Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

   Janus Capital Corporation serves as the investment adviser for the six available Portfolios of the Janus Aspen Series.


Scudder Variable Series I


   The Scudder Variable Series I Portfolios in which the Separate Account invests are summarized below:


   Scudder Capital Growth (A Shares): This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.



   Scudder Growth and Income (A Shares): This Portfolio seeks long-term growth of capital, current income and growth of income.



   Scudder International (A Shares): This Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.



   Deutsche Investment Management Americas Inc. is the investment adviser of each Portfolio of the Scudder Variable Series I specified above.



Scudder Variable Series II


   The Scudder Variable Series II Portfolios in which the Separate Account invests are summarized below:


   Scudder Government Securities: This Portfolio seeks high current income consistent with preservation of capital.


   Scudder Investment Grade Bond: This Portfolio seeks high current income.


   Scudder Money Market: This Portfolio seeks maximum current income to the extent consistent with stability of principal.

   Scudder Small Cap Growth: This Portfolio seeks maximum appreciation of investors' capital.



   Scudder Total Return: This Portfolio seeks high total return, a combination of income and capital appreciation.



   SVS Focus Value+Growth: This Portfolio seeks growth of capital through a portfolio of growth and value stocks. A secondary objective of the Portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.



   Deutsche Investment Management Americas Inc. is the investment manager to each Portfolio of the Scudder Variable Series II specified above. Dreman Value Management L.L.C. ("DVM") serves as sub-adviser for the value portion of the SVS Focus Value+Growth Portfolio. Under the terms of the Sub-Advisory Agreement between DeIM and DVM for the Portfolio, DVM manages the investment and reinvestment of the Portfolio's assets in accordance with its investment objectives, policies and limitations and subject to the supervision of DeIM and the Board of Trustees.



Scudder VIT Funds (formerly Deutsche Asset Management VIT Funds)



   The Portfolios of the Scudder VIT Funds (formerly Deutsche Asset Management VIT Funds) in which the Separate Account invests are summarized below:



   Scudder VIT EAFE(R) Equity Index Fund (formerly Deutsche VIT EAFE(R) Equity Index Fund): This Portfolio seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Morgan Stanley Capital International (MSCI) EAFE Index ("EAFE Index") which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.



   Scudder VIT Small Cap Index Fund (formerly Deutsche VIT Small Cap Index
Fund): This Portfolio seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Small Stock Index (the "Russell 2000 Index") which emphasizes stocks of small US companies.


   Deutsche Asset Management, Inc. serves as the investment adviser for these Portfolios.

   The Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios, is found in the Funds' prospectuses and Statements of Additional Information. The Funds' prospectuses accompany this Prospectus. The Funds' Statements of Additional Information are available from us upon request.

Change of Investments

   We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the portfolios and to substitute shares of another portfolio or of another investment company, if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio becomes inappropriate in view of the purposes of the Policy or the Separate Account. We may also eliminate or combine one or more Subaccounts, transfer assets, or substitute one Subaccount for another Subaccount, if, in our discretion, marketing, tax or investment conditions warrant. We will not substitute any shares attributable to an Owner's interest in a Subaccount without notice to the Owner and the Commission's prior approval, if required. Nothing contained in this Prospectus shall prevent the Separate Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Owners.

   We also reserve the right to establish additional Subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New Subaccounts may be established when, in our sole discretion, marketing needs or investment conditions warrant. New Subaccounts may be made available to existing Owners as we determine.

   If we deem it to be in the best interests of persons having voting interests under the Policy, the Separate Account may be:

      .  operated as a management company under the 1940 Act;

      . deregistered under the 1940 Act in the event such registration is no longer required; or

      . combined with our other separate accounts. To the extent permitted by law, we may also transfer assets of the Separate Account to another separate account, or to the General Account.

                             FIXED ACCOUNT OPTION

   Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any Fixed Account interests generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Statements regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Policy involving the Separate Account, unless we refer to fixed accumulation and settlement options.


   A minimum balance of $500 must remain in the Fixed Account under the Fixed Account Option. We guarantee the interest rate credited to the Fixed Account will be at least 3% annually. At our discretion, we may credit interest in excess of 3%. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. Pursuant to state insurance law, we may defer payment of any surrender proceeds, withdrawal amounts, or loan amounts from the Fixed Account for a period up to six months.


                                  THE POLICY

Policy Issue


   Before we issue a Policy, we must receive a completed application and a minimum premium at our home office. We ordinarily issue a Policy only for Insureds Age 1 through 80 who supply satisfactory evidence of insurability. Acceptance of an application is subject to our underwriting requirements. If we decline an application, we will refund the Cash Value in the Scudder Money Market Subaccount plus the total amount of monthly deductions and deductions against premiums.


   After underwriting is complete and the Policy is delivered to you, insurance coverage begins as of the Policy Date. (See "Premiums," below.)

Premiums

   We must receive premiums at our home office. (See "Distribution of Policies.") Checks must be made payable to KILICO.

   Planned Premiums. You specify a Planned Premium payment on the application that provides for the payment of level premiums over a specified period of time. However, you are not required to pay Planned Premiums.


   The minimum monthly premium is $50. Other minimums are: annual $600; semi-annual $300; and quarterly $150. The maximum amount of premium that may be paid at any time is the maximum permitted under tax law to qualify the Policy as a life insurance contract. The amount, frequency and period of time over which you pay premiums may affect whether the Policy will be classified as a modified endowment contract. Accordingly, variations from Planned Premiums may cause the Policy to become a modified endowment contract, and therefore subject to different tax treatment from conventional life insurance contracts for certain pre-death distributions. (See "Federal Tax Matters.")


   Payment of the Planned Premium does not guarantee that a Policy remains in force. Instead, the duration of the Policy depends upon the Policy's Net Surrender Value. Even if Planned Premiums are paid, the Policy will lapse any time the Net Surrender Value is insufficient to pay the current monthly deductions and a grace period expires without sufficient payment. (See "Policy Lapse and Reinstatement.")


   A guarantee period and a monthly guarantee premium are specified in the Policy Specifications. The guarantee period ends on the tenth Policy anniversary. During the guarantee period, the Policy remains in force and no grace period will begin, provided that the total premiums received, minus any withdrawals and any Debt, equal or exceed the monthly guarantee premium times the number of months since the Policy Date, including the current month.

   The full initial premium is the only premium required to be paid under a Policy. However, additional premiums may be necessary to keep the Policy in force. (See "The Policy--Policy Lapse and Reinstatement.") We may reject or limit any premium payment below the current minimum premium amount, or that would increase the death benefit by more than the amount of the premium. We may return all or a portion of a premium payment if it would disqualify the Policy as life insurance under the Internal Revenue Code.

   Certain charges are deducted from each premium payment. (See "Charges and Deductions.") The remainder of the premium, known as the net premium, is allocated as described below under "Allocation of Premiums and Separate Account Value."

   Policy Date. The Policy Date is used to determine Policy Years and Monthly Processing Dates. The Policy Date is the date that insurance coverage takes effect subject to conditions set forth in the application, including the payment of initial premium. If this date is the 29th, 30th, or 31st of a month, the Policy Date will be the first day of the following month.

Allocation of Premiums and Separate Account Value

   Allocation of Premiums. The initial net premium is allocated to the Scudder Money Market Subaccount. The Separate Account Value remains in the Scudder Money Market Subaccount until the Trade Date. On the Trade Date, the Separate Account Value in the Scudder Money Market Subaccount is allocated to the Subaccounts and the Fixed Account as specified in the application. Additional premiums received will be allocated as specified in the application or in later written instructions received from you. The minimum amount of any premium that may be allocated to a Subaccount is $50. Cash Value may be allocated to a total of nineteen Subaccounts at any given time.

   The Separate Account Value will vary with the investment experience of the chosen Subaccounts. You bear the entire investment risk.

   Transfers. After the Trade Date, Separate Account Value may be transferred among the Subaccounts and into the Fixed Account. These transfers are limited to one transfer every fifteen days. All transfers made during a business day are treated as one transfer.

   Fixed Account value may be transferred to one or more Subaccounts. One transfer of Fixed Account value may be made once each Policy Year in the thirty day period following the end of a Policy Year.

   Transfer requests must be in writing in a form acceptable to us, or by telephone authorization under forms we authorize. (See "General Provisions--Written Notices and Requests.") The minimum partial transfer amount is $500. No partial transfer may be made if the value of your remaining interest in a Subaccount or the Fixed Account, from which amounts are to be transferred, would be less than $500 after the transfer. We may waive these minimums for reallocations under established third party asset allocation programs. Transfers are based on the Accumulation Unit values next determined following our receipt of valid, complete transfer instructions. We may suspend, modify or terminate the transfer provision. We will charge $25 for each transfer in excess of twelve transfers per policy year, excluding Automatic Asset Reallocation and Dollar Cost Averaging transfers. We disclaim all liability if we follow in good faith instructions given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

   If you authorize a third party to transact transfers on your behalf, we will reallocate the Cash Value pursuant to the authorized asset allocation program. However, we do not offer or participate in any asset allocation program and we take no responsibility for any third party asset allocation program. We may suspend or cancel acceptance of a third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations.


   Market Timing. This Policy is not designed for professional market timing organizations, or other organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Policy if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the Subaccounts and may be detrimental to Owners. Further, these short-term strategies are particularly inappropriate for attaining long-term retirement goals or for the protection of heirs. Consequently, we reserve the right, at our sole discretion and without prior notice, to take action when we identify market-timing strategies detrimental to Owners.


   Automatic Asset Reallocation. You may elect to have transfers made automatically among the Subaccounts on an annual or a quarterly basis so that Cash Value is reallocated to match the percentage allocations in your predefined premium allocation elections. Transfers under this program are not subject to the $500 minimum transfer limitations, limited by the fifteen day transfer restriction nor subject to the $25 transfer charge. An election to participate in the automatic asset reallocation program must be in writing on our form and returned to our home office. There is currently no charge to participate in the program.


Policy Termination, Lapse and Reinstatement



   Termination. All coverage under the Policy terminates when any one of the following events occurs:



      .  you request termination of coverage;



      .  the Insured dies;



      .  the Policy matures; or



      .  a lapse occurs.


   Lapse. The Policy will lapse when the Net Surrender Value is insufficient to cover the current monthly deductions and a grace period expires without a sufficient payment. (See "Charges and Deductions.")

   The grace period is 61 days. The grace period begins when we send notice that the Net Surrender Value is insufficient to cover the monthly deductions. If we do not receive a premium payment or loan repayment during the grace period sufficient to keep the Policy in force for three months, the Policy will lapse and terminate without value.

   If payment is received within the grace period, the premium or loan repayment will be allocated to the Subaccounts and the Fixed Account in accordance with current allocation instructions. Amounts over and above the amounts necessary to prevent lapse may be paid as additional premiums, to the extent permissible. (See "The Policy--Premiums.")

   We will not accept any payment causing the total premium payment to exceed the maximum payment permitted for life insurance under the guideline premium limits. However, you may voluntarily repay a portion of Debt to avoid lapse. You may also combine premium payments with Debt repayments. (See "Federal Tax Matters.")

   The death benefit payable during the grace period will be the Death Benefit in effect immediately prior to the grace period, less any Debt and any unpaid monthly deductions.

   Reinstatement. If a Policy lapses because of insufficient Net Surrender Value to cover the monthly deductions, and it has not been surrendered for its Net Surrender Value, it may be reinstated at any time within three years after the date of lapse. Tax consequences may affect the decision to reinstate. Reinstatement is subject to:

      .  receipt of evidence of insurability satisfactory to us;

      . payment of a minimum premium sufficient to cover monthly deductions for the grace period and to keep the Policy in force three months; and

      . payment or reinstatement of any Debt which existed at the date of termination of coverage.

   The effective date of reinstatement of a Policy is the Monthly Processing Date that coincides with or next follows the date we approve the application for reinstatement. Suicide and incontestability provisions apply from the effective date of reinstatement.

                          POLICY BENEFITS AND RIGHTS

Death Benefits

   While the Policy is in force (see "Policy Lapse and Reinstatement--Lapse," above), the death benefit is based on the death benefit option, the Specified Amount and the table of death benefit percentages applicable at the time of death. The death benefit proceeds equal the death benefit minus any Debt and minus any monthly deductions due during the grace period.

   You select in the application one of two death benefit options: Option A or Option B. Subject to certain restrictions, you can change the death benefit option selected. So long as the Policy remains in force, the death benefit under either option will never be less than the Specified Amount.

   You choose the Specified Amount on the application. The Specified Amount is stated in the Policy Specifications. The minimum Specified Amount is $100,000.

   Option A. Under Option A, the death benefit equals the Specified Amount or, if greater, the Cash Value (determined as of the end of the Valuation Period during which the Insured dies) multiplied by a death benefit percentage. The death benefit percentages vary according to the Insured's age. The death benefit percentage is 250% for an Insured at Age 40 or under, and it declines for older Insureds. In setting the death benefit percentages, we seek to ensure that the Policy will qualify for favorable federal income tax treatment. A table showing the death benefit percentages is in Appendix A to this Prospectus and in the Policy.

   Option B. Under Option B, the death benefit equals the Specified Amount plus the Cash Value (determined as of the end of the Valuation Period during which the Insured dies) or, if greater, the Cash Value multiplied by a death benefit percentage. The specified percentage is the same as that used in connection with Option A. The death benefit under Option B always varies as Cash Value varies.

   Examples of Options A and B. The following examples demonstrate the determination of death benefits under Options A and B. The examples show three Policies--Policies I, II, and III--with the same Specified Amount, but different Cash Values and assume that the Insured is Age 35 at the time of death and that there is no outstanding Debt.

                                       Policy I  Policy II Policy III
                                       --------  --------- ----------
          Specified Amount............ $100,000  $100,000   $100,000
          Cash Value on Date of Death. $ 25,000  $ 50,000   $ 75,000
          Death Benefit Percentage....      250%      250%       250%
          Death Benefit Under Option A $100,000  $125,000   $187,500
          Death Benefit Under Option B $125,000  $150,000   $187,500

   Under Option A, the death benefit for Policy I equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Cash Value at the date of death times the death benefit percentage ($25,000 X 250% = $62,500). For both Policies II and III under Option A, the Cash Value times the death benefit percentage ($50,000 X 250% = $125,000 for Policy II; $75,000 X 250% = $187,500 for Policy III) is greater than the Specified Amount ($100,000), so the death benefit equals the higher value. Under Option B, the death benefit for Policy I equals $125,000 since the death benefit is the greater of Specified Amount plus Cash Value ($100,000 + $25,000 = $125,000) or the Cash Value times the death benefit percentage ($25,000 X 250% = $62,500). Similarly, in Policy II, Specified Amount plus Cash Value ($100,000 + $50,000 = $150,000) is greater than Cash Value times the death benefit percentage ($50,000 X 250% = $125,000). In Policy III, the Cash Value times the death benefit percentage ($75,000 X 250% = $187,500) is greater than the Specified Amount plus Cash Value ($100,000 + $75,000 = $175,000), so the death benefit equals the higher value.

   All calculations of death benefit are made as of the end of the Valuation Period during which the Insured dies. Death benefit proceeds may be paid to a Beneficiary in a lump sum or under the Policy's settlements options.

   Death Benefits ordinarily are paid within seven days after we receive all required documentation. Payments may be postponed in certain circumstances. (See "General Provisions--Postponement of Payments.")

Changes in Death Benefit Option

   After the first Policy Year, you may change the death benefit option from Option A to Option B, or from Option B to Option A. Changes in the death benefit option may be made in writing once per Policy Year. The effective date of the change is the next Monthly Processing Date after we accept the change.

   A change in the death benefit from Option A to Option B reduces the Specified Amount by the amount of the Policy's Cash Value. Therefore, the death benefit payable under Option B at the time of the change equals the amount payable under Option A immediately prior to the change. The change in option affects the determination of the death benefit since the Cash Value will then be added to the new Specified Amount, and the death benefit then varies with the Cash Value. We may require evidence of insurability before we accept a change in the death benefit from Option A to Option B.

   A change in the death benefit from Option B to Option A increases the Specified Amount by the amount of the Policy's Cash Value. Therefore, the death benefit payable under Option A at the time of the change equals the amount payable under Option B immediately prior to the change. However, the change in option affects the determination of the death benefit since the Cash Value is not added to the Specified Amount in determining the death benefit. The death benefit then equals the new Specified Amount (or, if higher, the Cash Value times the applicable specified percentage).

   A change in death benefit option may affect the future monthly cost of insurance charge, which varies with the net amount at risk. Generally, net amount at risk is the amount by which the death benefit exceeds the Cash Value. (See "Charges and Deductions--Cost of Insurance Charge.") If the death benefit does not equal the Cash Value times a death benefit percentage under either Options A or B, changing from Option B to Option A will generally decrease the future net amount at risk. This would decrease the future cost of insurance charges. Changing from Option A to Option B generally results in a net amount at risk that remains level. Such a change, however, results in an increase in the cost of insurance charges over time, since the cost of insurance rates increase with the Insured's Age.

Changes In Specified Amount

   After the first Policy Year, you may increase or decrease the Specified Amount, subject to our approval. A change in Specified Amount may only be made once per Policy Year. The minimum change in Specified Amount is $25,000. Increases are not allowed after the Insured attains age 80. Increasing the Specified Amount could increase the death benefit. Decreasing the Specified Amount could decrease the death benefit. The amount of change in the death benefit will depend, among other things, upon the selected death benefit option and the degree to which the death benefit exceeds the Specified Amount prior to the change. Changing the Specified Amount could affect the subsequent level of death benefit and Policy values. An increase in Specified Amount may increase the net amount at risk, thereby increasing your cost of insurance charge and the guarantee premium amount. However, an increase in Specified Amount does not extend the guarantee period. Conversely, a decrease in Specified Amount may decrease the net amount at risk, thereby decreasing your cost of insurance charge. A decrease in Specified Amount will not decrease the guarantee premium. Decreases in the death benefit may have tax consequences. (See "Federal Tax Matters.")

   Increases. We require additional evidence of insurability for an increase in Specified Amount.

   Decreases. Any decrease in Specified Amount is first applied to the most recent increases successively, then to the original Specified Amount. A decrease is not permitted if the Specified Amount would fall below the lesser of the initial Specified Amount or $100,000. If after a decrease in the Specified Amount, total premiums paid exceed the tax law's premium limitations, we will refund the amount exceeding the premium limitations. Some or all of the amount refunded may be subject to tax. (See "Federal Tax Matters.")

   We reserve the right to deny a requested decrease in Specified Amount. The reasons for denial may include:


      . our determination that the decrease would cause the Policy to fail the tax-related guideline premium limitations, or


      . our determination that the decrease would cause the Policy to terminate because the distributions from Cash Value required under the tax code to effect the decrease exceed Net Surrender Value.

   Requests for change in Specified Amount must be made in writing. The requested change becomes effective on the Monthly Processing Date on or next following our acceptance of the request. If the Owner is not the Insured, we require the Insured's consent.

Benefits at Maturity

   If the Insured is alive on the Policy Date anniversary nearest the Insured's 100th birthday, we pay the Owner the Surrender Value of the Policy. On the Maturity Date, the Policy terminates and we have no further obligations under the Policy except as provided in the Extended Maturity Option Rider.

   The Extended Maturity Option Rider maintains life insurance benefits beyond age 100. This Rider is added automatically to all Policies in states that have approved the Rider, at no extra premium. Under this Rider, you may choose from year to year to extend the Maturity Date for one year intervals. During the extension period, premium payments are prohibited due to Internal Revenue Code
Section 7702 restrictions. Also, during the extension period, you may not take partial withdrawals or additional Policy Loans, and the death benefit is the Cash Value. During the extension period, we will not charge the cost of insurance charge or the mortality and expense risk charge. We will, however, continue to charge the monthly administrative expense charge.

   All other riders still active end at age 100. The tax treatment of the maturity benefit and the Maturity Option Rider is discussed in "Treatment of Maturity Benefits and Extension of Maturity Date" under "Federal Tax Matters."

Cash Value

   Cash Value reflects:

      .  the investment experience of the selected Subaccounts,

      .  the frequency and amount of premiums paid,

      .  transfers between Subaccounts,

      .  withdrawals,

      .  any Fixed Account or Loan Account values, and

      .  Policy charges.

   You may make partial withdrawals of Cash Value or surrender the Policy and receive the Policy's Net Surrender Value. (See "Surrender Privilege.") The Cash Value is not guaranteed.

   Calculation of Cash Value. Cash Value is the total of:

      .  Separate Account Value,

      .  Fixed Account value, and

      .  Loan Account value.

   Cash Value is determined on each Valuation Date. It is first calculated on the Policy Date. On that date, the Cash Value equals the initial net premium, minus the monthly deductions for the first Policy Month. (See "Charges and Deductions.")

   On any Valuation Date, Separate Account Value in any Subaccount equals:

      (1) Separate Account Value in the Subaccount at the end of the preceding Valuation Period times the Investment Experience Factor (defined below) for the current Valuation Period; plus

      (2) Any net premiums received and allocated to the Subaccount during the current Valuation Period; plus

      (3) Any amounts transferred to the Subaccount during the current Valuation Period (from a Subaccount, the Fixed Account or the Loan Account for Policy loan repayment (see "Policy Benefits and Rights--Policy Loans,")); minus

      (4) The pro rata portion of the monthly cost of insurance charge, administrative charge, and any other charges assessed to the Subaccount (see "Charges and Deductions--Cost of Insurance Charge"); minus

      (5) Any amounts transferred from the Subaccount during the current Valuation Period; minus

      (6) Any amounts withdrawn from the Subaccount during the current Valuation Period; minus

      (7) Any amounts loaned from the Subaccount during the current Valuation Period.

   There will also be Cash Value in the Loan Account if there is a Policy loan outstanding. The Loan Account is credited with amounts transferred from Subaccounts for Policy loans. The Loan Account balance accrues daily interest at an effective annual rate of 3.00%. (See "Policy Benefits and Rights--Policy Loans.")

   The Cash Value in the Fixed Account is credited with interest at our declared annual rate. The annual rate will never be less than 3%.

   Accumulation Unit Value. Each Subaccount has its own Accumulation Unit Value. When net premiums or other amounts are allocated to a Subaccount, units are purchased based on the Subaccount's Accumulation Unit Value at the end of the Valuation Period during which the allocation is made. When amounts are transferred out of, or deducted from, a Subaccount, units are redeemed in a similar manner.

   For each Subaccount, Accumulation Unit Value was initially set at the same unit value as the net asset value of a share of the underlying Portfolio. The Accumulation Unit Value for each subsequent Valuation Period is the Investment Experience Factor for that Valuation Period times the Accumulation Unit Value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit Value which applies for each day in the period. The number of Accumulation Units will not change due to investment experience. The Investment Experience Factor may be greater or less than one; therefore, the Accumulation Unit Value may increase or decrease.

   Investment Experience Factor. The investment experience of the Separate Account is calculated by applying the Investment Experience Factor to the Separate Account Value in each Subaccount during a Valuation Period. Each Subaccount has its own Investment Experience Factor. The Investment Experience Factor of a Subaccount for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

      (1) is the net result of:


          a. The net asset value per share of the investments held in the Subaccount determined at the end of the current Valuation Period; plus


          b. the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

          c. a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

      (2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period;

      (3) is the factor representing the Mortality and Expense Risk Charge. (See "Charges and Deductions--Mortality and Expense Risk Charge.")

Policy Loans

   After the first Policy Year, you may borrow all or part of the Policy's maximum loan amount. The maximum loan amount is 90% of Surrender Value. The amount of any new loan may not exceed the maximum loan amount less Debt on the date a loan is granted. Loan interest is charged at an effective annual rate of 4.5%.

   Preferred Loans. After the first Policy Year, the Policy Owner may borrow an amount up to the earnings in the Policy subject to any previous indebtedness. Interest on a preferred loan is charged at an effective annual rate of 3%.

   The minimum amount of any loan is $500. The loan ordinarily is paid within seven days after we receive a written loan request, although payments may be postponed under certain circumstances. (See "Postponement of Payments," and "Federal Tax Matters.")

   On the date a loan is made, the loan amount is transferred from the Separate Account and Fixed Account to the Loan Account. Unless you direct otherwise, the loan amount is deducted from the Subaccounts and the Fixed Account in proportion to the values that each bears to the total of Separate Account Value and Fixed Account value at the end of the Valuation Period during which the request is received.

   Interest not paid when due is added to the loan amount. Unpaid interest is due upon the earlier of the next Policy Date anniversary or when coverage ceases. The same interest rates apply to unpaid interest. When interest is added to the loan amount, we transfer an equal amount from the Separate Account and the Fixed Account to the Loan Account.

   Cash Value in the Loan Account earns 3.00% annual interest. Such interest is allocated to the Loan Account.

   Loan Repayment. All or any portion of a loan may be repaid at any time. You must specify that the purpose of a payment is loan repayment; otherwise a payment is treated as premium. At the time of repayment, the Loan Account is reduced by the repayment amount, adjusted for the difference between interest charged and interest earned. The net repayment amount is allocated to the Subaccounts and the Fixed Account, according to your current allocation instructions, at the end of the Valuation Period during which the repayment is received. These transfers are not limited by the 15 day transfer restriction.


   Effects of Policy Loan. Policy loans decrease the Net Surrender Value and, therefore, the amount available to pay Policy charges. If the Net Surrender Value on the day preceding a Monthly Processing Date is less than the next monthly deductions we will notify you. (See "General Provisions--Written Notices and Requests.") The Policy will lapse and terminate without value, unless we receive payment sufficient to keep the Policy in force for three months within 61 days of the date notice is sent. (See "The Policy--Policy Lapse and Reinstatement.")


   Effect on Investment Experience. A Policy Loan affects Cash Value. The collateral for the outstanding loan (the amount held in the Loan Account) does not participate in the experience of the Subaccounts or earn current interest in the Fixed Account. If the interest credited to the Loan Account is more than the amount that would have been earned in the Subaccounts or the Fixed Account, the Cash Value will, and the Death Benefit may, be higher as a result of the loan. Conversely, if the amount credited to the Loan Account is less than would have been earned in the Subaccounts or the Fixed Account, the Cash Value, as well as the Death Benefit, may be less.

   Tax Treatment. If the Policy is a modified endowment contract, a loan is treated as a distribution and is includible in income to the extent that Cash Value exceeds premiums paid. Therefore, a loan may result in federal income tax and a 10% tax penalty may also apply. (See "Federal Tax Matters.")

Surrender Privilege


   If the Insured is alive, you may surrender the Policy for its Surrender Value. To surrender the Policy, you must return the Policy to us, along with a written request. The Net Surrender Value equals Surrender Value, minus any Debt. The Surrender Value equals the Cash Value minus any applicable surrender charge and debt. (See "Surrender Charge.")


   Partial Withdrawals. After the first Policy Year, you may withdraw a portion of Surrender Value. The minimum amount of each withdrawal is $500. The maximum withdrawal is limited to 10% of Net Surrender Value during the surrender charge period. We will charge $25 for each partial withdrawal taken in excess of one per Policy Year, except those withdrawals under the Systematic Withdrawal Plan. This charge reimburses us for the administrative expense related to the withdrawal. This charge is deducted after the partial withdrawal amount is determined. (See "Charges and Deductions.") A withdrawal decreases Cash Value by the amount of the withdrawal and, if Death Benefit Option A is in effect, reduces Specified Amount by the amount of the withdrawal.

Free-Look Period and Exchange Rights

   During the Free-Look Period, you may examine the Policy and return it for a refund. The time period depends on where the Policy is issued; however, it will be at least 10 days from the date you receive the Policy, or, 45 days after you complete the application for insurance, whichever is later. The amount of the refund is the sum of Cash Value in the Scudder Money Market Subaccount plus the total amount of monthly deductions and deductions from Premium. This amount will be at least equal to premiums paid. To receive a refund you should return the Policy to us or to the agent who sold the Policy.

   At any time during the first two years after the Issue Date, you may exchange the Policy for a non-variable permanent fixed benefit life insurance policy then currently offered by us or an affiliate. Evidence of insurability is not required. The amount of the new policy may be, at your election, either the initial Death Benefit or the same net amount at risk as the Policy on the exchange date. All Debt must be repaid and the Policy must be surrendered before the exchange is made. The new policy will have the same Policy Date and issue age as the exchanged Policy.

                            CHARGES AND DEDUCTIONS

Deductions from Premiums

   We deduct a sales load of 2% from each premium before the net premium is allocated. Additionally, we deduct a state and local premium tax charge of 2.5% from each premium payment before net premium is allocated. This charge reimburses us for paying state premium taxes. We expect to pay an average state premium tax rate of approximately 2.5%, but the actual premium tax attributable to a Policy may be more or less. In addition, a charge for federal taxes, equal to 1% of each premium payment, is deducted to compensate us for higher corporate income taxes under the Internal Revenue Code.

   We expect to recover total premium tax expenses over the life of the Policies from aggregate tax charges and the unamortized state premium tax charge portion of the surrender charge. However, the amount of premium taxes differs from state to state and some states have no premium tax. Accordingly, the amount of these charges paid under your Policy may be more or less than the premium taxes we actually pay with respect to your Policy.

Cost of Insurance Charge

   We deduct a cost of insurance charge monthly from the Subaccounts and the Fixed Account. This charge covers our anticipated mortality costs. The cost of insurance charge is deducted monthly in advance and is allocated pro rata among the Subaccounts and the Fixed Account.

   We deduct the cost of insurance by cancelling units under the Subaccounts and withdrawing amounts from the Fixed Account on the Policy Date and on each Monthly Processing Date thereafter. If the Monthly Processing Date falls on a day other than a Valuation Date, the charge is determined on the next Valuation Date. The cost of insurance charge is determined by multiplying the monthly cost of insurance rate (see below) by the "net amount at risk" for each Policy month. The net amount at risk equals the Death Benefit divided by 1.0024663, minus the Cash Value on the Monthly Processing Date.


   Cost of Insurance Rate. The monthly cost of insurance rates are based on the issue age, sex, rate class of the Insured and Policy Year. We determine the monthly cost of insurance rates based on our expectations as to future mortality experience. Any change in the schedule of rates applies to all individuals of the same class as the Insured. The cost of insurance rate may never exceed those shown in the table of guaranteed maximum cost of insurance rates in the Policy. The guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Nearest Birthday, published by the National Association of Insurance Commissioners. Separate costs of insurance rates apply to any increases in Specified Amount.

   Rate Class. The rate class of an Insured will affect the cost of insurance rate. We currently place Insureds in preferred rate classes and rate classes involving a higher mortality risk. The cost of insurance rates for rate classes involving a higher mortality risk are multiples of the preferred rates. (See "Charges and Deductions--Cost of Insurance Rate," above.)

Mortality and Expense Risk Charge

   We deduct a daily charge, at a current annual rate of .60% for the first ten Policy Years, .40% for Policy Years eleven through twenty, and .20% for Policy Years twenty-one and thereafter, ceasing at attained age 100, from the Subaccounts for mortality and expense risks we assume. We guarantee an annual rate of .60% for the first ten Policy Years, and .40% for Policy Years eleven and thereafter, ceasing at attained age 100.

   The mortality and expense risk we assume is that our estimates of longevity and of the expenses incurred over the life of the Policy will not be correct. If circumstances change, we may be required to assess a charge higher than the current charge, but not more than the guaranteed mortality and expense risk charge.

Monthly Administrative Charge

   We deduct a monthly administrative expense charge to reimburse us for certain expenses related to maintenance of the Policies, accounting and record keeping and periodic reporting to Owners. This charge is designed only to reimburse us for actual administrative expenses. For the first Policy Year, this charge is $10 per month. In Policy Years two and thereafter it is anticipated that the charge will be $6 per month, however, should these expenses exceed those currently assumed, the charge may be increased up to $7.50 per month.

Other Charges

   Surrender Charge. We deduct a surrender charge from the Cash Value if the Policy is surrendered or Cash Value is applied under a settlement option during the first ten Policy Years. A surrender charge is also assessed during the first ten Policy Years following an increase in Specified Amount.

      1. The amount of the surrender charge for the initial Specified Amount is the product of a. times b. times c. where:

          a. is the initial Specified Amount (in 1,000s);

          b. is the surrender target premium rate as shown in Appendix B; and

          c. is the surrender charge percentage for the applicable Policy Year as shown below.

   During the ten Policy Years following an increase in Specified Amount, an additional surrender charge applies. The additional charge is calculated as described below based on the amount of increase, years commencing on the date of the increase and surrender target premium associated with the increase.

      2. The amount of the surrender charge for each increase in the Specified Amount is the product of a. times b. times c. where:

          a. is the amount of increase in Specified Amount for the base plan (in 1,000s);

          b. is the surrender target premium rate as shown in Appendix B; and

          c. is the surrender charge percentage for the applicable Policy Year as shown below.

   The surrender charge is the sum of the amounts in 1. and 2. above. The surrender charge is not reduced by any decrease in Specified Amount.

   The applicable surrender target premium rate depends on the Insured's age at issue, sex, tobacco status, and underwriting rate class. See Appendix B.

SURRENDER CHARGE PERCENTAGES:


                            Policy Year Percentages
                            ----------- -----------
                               1-5.....     100%
                                 6.....      80%
                                 7.....      60%
                                 8.....      45%
                                 9.....      30%
                                10.....      15%
                                11+....       0%


   Partial Withdrawal Charge. We will charge $25 for each partial withdrawal in a Policy Year after the first withdrawal. This charge reimburses us for the administrative expenses related to the withdrawal. However, the partial withdrawal charge does not apply to those under the Systematic Withdrawal Plan.

   Transfer Charge. We will charge up to $25 for each transfer in excess of twelve transfers per Policy Year, excluding Automatic Asset Reallocation and Dollar Cost Averaging transfers. The transfer charge reimburses us for the administrative expenses related to the transfer.

   Taxes. Currently, no charges are made against the Separate Account for federal, state or other taxes attributable to the Separate Account. We may, however, in the future impose charges for income taxes or other taxes attributable to the Separate Account or the Policy. (See "Federal Tax Matters.")

   Charges Against the Funds. Under investment advisory agreements with each Fund, the investment manager and/or adviser provides investment advisory and/or management services for the Portfolios. The Funds are responsible for advisory fees and various other expenses, including 12b-1 distribution fees. Investment advisory fees and expenses differ with respect to each of the Portfolios. (See "The Funds.")


   For additional information about the fees and expenses of the Funds, see "The Funds", page 10, and the Fund prospectuses accompanying this Prospectus, and Statements of Additional Information available from us upon request.


   The Fund(s) may pay 12b-1 service fees to us or our affiliates for support or distribution services relating to Fund shares. We may receive compensation from the investment advisers for administrative services related to the Funds. This compensation will be consistent with the services rendered or the cost savings resulting from the arrangement. For more information concerning investment advisory fees and other charges against the Portfolios, see the Funds' prospectuses accompanying this Prospectus and Statements of Additional Information available from us upon request.

   Systematic Withdrawal Plan. An initial charge of $50 is imposed to enter into a Systematic Withdrawal Plan. In addition, a $25 charge is imposed each time a change is made to the plan. These charges reimburse us for administrative expenses of this plan. (See "Systematic Withdrawal Plan.")

   Reduction of Charges. We may reduce certain charges and credit additional amounts in special circumstances that result in lower sales, administrative, or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to our existing policyowners, sales to employees or clients of members of the ZFS group of companies, or employees and registered representatives (and their families) of broker-dealers (or their affiliated financial institutions) that have entered into selling group agreements with Investors Brokerage Services, Inc., the distributor of the Policies. The amounts of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not unfairly discriminate against any person, including the affected Owners and owners of all other policies funded by the Separate Account.

                              GENERAL PROVISIONS

Settlement Options

   You, or the Beneficiary at the death of the Insured if no election by you is in effect, may elect to have the Death Benefit or Surrender Value paid in a lump sum or have the amount applied to one of the Settlement Options. Payments under these options will not be affected by the investment experience of the Separate Account after proceeds are applied under a Settlement Option. The payee elects monthly, quarterly, semi-annual or annual payments. The option selected must result in a payment that at least equals our required minimum in effect when the option is chosen. If at any time the payments are less than the minimum, we may increase the period between payments to quarterly, semi-annual or annual or make the payment in one lump sum.

   Benefit payments are based on Net Surrender Value calculated on the day preceding the date the first benefit payment is due. The payment will be based on the Settlement Option elected in accordance with the appropriate settlement option table.

   Option 1--Fixed Installment Annuity. We pay income for the period and payment mode elected. The period elected must be at least 5 years, but not more than 30 years.

   Option 2--Life Annuity. We pay monthly income to the payee during the payee's lifetime. If this Option is elected, annuity payments terminate automatically and immediately on the death of the payee without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.

   Option 3--Life Annuity with Installments Guaranteed. We pay monthly income for the guaranteed period elected and thereafter for the remaining lifetime of the payee. The available guaranteed periods are 5, 10, 15 or 20 years.

   Option 4--Joint and Survivor Annuity. We pay the full monthly income while both payees are living. Upon the death of either payee, the income continues during the lifetime of the surviving payee. The surviving payee's income is based on the percentage designated (50%, 66 2/3%, 75% or 100%) at election time. Payments terminate automatically and immediately upon the death of the surviving payee without regard to the number or total amount of payments received.

   We must consent to any other payment methods.

   The guaranteed monthly payments are based on an interest rate of 2.50% per year and, where mortality is involved, the "1983 Table a" individual mortality table developed by the Society of Actuaries, with a 5 year setback.

Postponement of Payments

   General. Payment of any amount due upon: (a) Policy termination at the Maturity Date, (b) surrender of the Policy, (c) payment of any Policy loan, or
(d) death of the Insured, may be postponed whenever:

      (1) The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Commission;

      (2) The Commission by order permits postponement for the protection of owners; or

      (3) An emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Separate Account.

   Transfers may also be postponed under these circumstances.


   Death Benefit payments are generally not subject to deferral. However, we may defer payment of surrender proceeds, withdrawal amounts, or loan amounts from the Fixed Account, for up to six months, unless otherwise required by law.


   Payment Not Honored by Bank. The portion of any payment due under the Policy which is derived from any amount paid to us by check or draft may be postponed until such time as we determine that such instrument has been honored by the bank upon which it was drawn.

The Contract


   The Policy, any endorsements, the application, and any supplemental application(s) constitute the entire contract between you and KILICO. All statements made by the Insured or contained in the application will, in the absence of fraud or misrepresentation, be deemed representations and not warranties.


   Only the President, the Secretary, or an Assistant Secretary of KILICO is authorized to change or waive the terms of a Policy. Any change or waiver must be in writing and signed by one of those persons.

Misstatement of Age or Sex

   If the age or sex of the Insured is misstated, the Death Benefit will be adjusted to reflect the correct sex and age.

Incontestability


   We may contest the validity of a Policy if any material misrepresentations are made in the application or any supplemental application(s). However, a Policy will be incontestable after it has been in force during the lifetime of the Insured for two years from the Issue Date. A new two year contestability period will apply to increases in Specified Amount and to reinstatements, beginning with the effective date of the increase or reinstatement.


Suicide

   Suicide by the Insured, while sane or insane, within two years from the Issue Date (or within two years following an increase in Specified Amount or reinstatement) is a risk not assumed under the Policy. Our liability for such suicide is limited to the premiums paid less any withdrawals and Debt. In the case of reinstatement or increase in Specified Amount, our liability shall be limited to the premiums paid since the reinstatement or increase less any withdrawals and Debt. When the laws of the state in which a Policy is delivered require less than a two year period, the period or amount paid will be as stated in such laws.

Assignment


   No Policy assignment is binding on us until we receive it. We assume no responsibility for the validity of the assignment. Any claim under an assignment is subject to proof of the extent of the assignee's interest. If the Policy is assigned, your rights and the rights of the Beneficiary are subject to the rights of the assignee of record. An assignment of coverage may have tax consequences. (See "Federal Tax Matters.")


Nonparticipating

   The Policy does not pay dividends. It does not participate in any of KILICO's surplus or earnings.

Owner and Beneficiary


   Unless otherwise provided in the application or subsequently changed, the Insured is the Owner. As Owner, you have the exclusive right to cancel or amend the Policy by agreement with us and may exercise every option or right conferred by the Policy, including the right of assignment.



   You designate one or more primary and secondary Beneficiaries in the application. We rely on the latest filed change of Beneficiary. Policy proceeds are paid in equal shares to the survivors in the appropriate beneficiary class, unless you request otherwise. If the Insured dies and no designated Beneficiary is alive at that time, we will pay the Insured's estate. If a Beneficiary dies within ten days after the Insured dies, we will pay the proceeds of the Policy as if the Insured had survived the Beneficiary. The interest of any Beneficiary may be subject to that of an assignee.

   In order to change the Owner or a designated Beneficiary, you must sign our form. Any change must not be prohibited by the terms of an existing assignment, Beneficiary designation or other restriction. We reserve the right to require the return of the Policy for endorsement. After we receive the form, the change is effective when you sign the form, but we will not be liable for payments made or actions taken before we receive the signed form. A change of ownership may have tax consequences. (See "Federal Tax Matters.")




Records and Reports

   We keep the Separate Account records. We send you, at your last known address of record, an annual report showing:

      .  Death Benefit

      .  Accumulation Unit Value

      .  Cash Value

      .  Surrender Value

      .  additional premium payments

      .  partial withdrawals

      .  transfers

      .  Policy loans and repayments

      .  Policy charges

   We also send you confirmations and acknowledgments of various transactions, as well as annual and semi-annual Fund reports.

Written Notices and Requests


   Send written notices or requests to our home office: Kemper Investors Life Insurance Company, Customer Service, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801. Please include the Policy number and the Insured's full name. We send notices to your address shown in the application unless an address change is filed with us.


Optional Insurance Benefits

   The following optional insurance benefits are available by rider at the time of application:

      .  waiver of premium due to Insured's total disability,

      .  term insurance on the Insured's dependent children,

      . acceleration of a portion of the death benefit due to Insured's terminal illness,

      .  other insured rider, and

      .  extended maturity rider.

   The cost of these benefits is added to the monthly deduction. These benefits and restrictions are described in the Rider. We provide samples of these provisions upon written request.

                             DOLLAR COST AVERAGING

   Under our Dollar Cost Averaging program, Cash Value in the Fixed Account, the Scudder Money Market Subaccount or the Scudder Government Securities Subaccount ("DCA Subaccount") is automatically transferred monthly to other Subaccounts and the Fixed Account. You may enroll any time by completing our Dollar Cost Averaging form. Transfers are made on the tenth day of the month, or the next business day if the tenth falls on a weekend. We must receive the enrollment form at least five business days before the transfer date.

   Transfers commence on the first transfer date following the Trade Date. The minimum transfer amount is $100 per Subaccount or Fixed Account. In order to enroll, Cash Value in the DCA Subaccount must be at least $10,000. Dollar Cost Averaging automatically ends if Cash Value in the DCA Subaccount is less than the amount designated to be transferred. Cash Value remaining in the DCA Subaccount will be transferred.

   Dollar Cost Averaging ends if:

      .  the number of designated monthly transfers has been completed,

      . Cash Value attributable to the DCA Subaccount is insufficient to complete the next transfer,

      . we receive your written termination at least five business days before the next transfer date, or

      .  the Policy is surrendered.

   There is currently no charge to participate in the Dollar Cost Averaging program. We will give 30 days notice if we amend the Dollar Cost Averaging program. We may terminate the program at any time.

   You may change Dollar Cost Averaging instructions by completing our enrollment form. We must receive the enrollment form at least 5 business days (10 business days for Fixed Account transfers) before the next transfer date.

   To participate in Dollar Cost Averaging, you may have Cash Value in the Fixed Account and no more than eight non-DCA Subaccounts.

                          SYSTEMATIC WITHDRAWAL PLAN

   We offer a Systematic Withdrawal Plan ("SWP") allowing you to preauthorize periodic withdrawals after the first Policy Year. You instruct us to withdraw selected amounts from the Fixed Account, or up to two Subaccounts, on a monthly, quarterly, semi-annual or annual basis. Your periodic payment must be at least $500. These periodic payments are partial withdrawals and are subject to surrender charges. (See "Policy Benefits and Rights--Surrender Privileges".) The $25 withdrawal charge does not apply. However, we charge $50 to establish an SWP and a $25 charge each time a change is made. These charges reimburse us for SWP administrative expenses. Periodic payments may be subject to income taxes, withholding and tax penalties. (See "Federal Tax Matters.") An SWP application and additional information may be obtained from us or from your representative. We will give 30 days notice if we amend the SWP. The SWP may be terminated at any time by you or us.

                           DISTRIBUTION OF POLICIES


   Investors Brokerage Services, Inc. ("IBS") serves as distributor of the Policies. IBS is located at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801. IBS is our wholly-owned subsidiary. It is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "1934 Act"), and is a member of the National Association of Securities Dealers, Inc. ("NASD").


   The Policy is sold by licensed insurance representatives who represent us and who are registered representatives of broker-dealers that are registered under the 1934 Act and are members of the NASD.

   The maximum sales commission payable to registered representatives is approximately 70% of premiums up to the commission target premium and 2.5% of excess premium in the first year and 2.5% of total premium in renewal years two through five. Beginning in the second Policy Year, a service fee on assets which have been maintained and serviced may also be paid. In addition, certain overrides and production and managerial bonuses may be paid. These additional amounts may constitute a substantial portion of total commissions and fees paid. Firms to which service fees and commissions may be paid include affiliated broker-dealers. In addition to the commissions described above, we may pay additional promotional incentives, in the form of cash or other compensation, to licensed broker-dealers that sell the Policy. These incentives may be offered to certain broker-dealers that sell or are expected to sell certain minimums during specified periods.

   The distribution agreement with IBS provides for indemnification of IBS by KILICO and the Separate Account for liability arising out of allegedly untrue statements in, or omissions of material fact from, the prospectus or the Registration Statement. IBS agrees to indemnify KILICO and the Separate Account against claims arising from the conduct of IBS or unaffiliated broker-dealers that sell Policies.

                              FEDERAL TAX MATTERS

Introduction

   This discussion of the federal income tax treatment of the Policy is not exhaustive, does not cover all situations, and is not intended as tax advice. The federal income tax treatment of the Policy is unclear in certain circumstances, and a qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended ("Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

   This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with owning the Policy. In addition, we make no guarantee regarding any tax treatment--federal, state or local--of any Policy or of any transaction involving a Policy.

Our Tax Status

   We are taxed as a life insurance company and the operations of the Separate Account are treated as part of our total operations. The operations of the Separate Account do not materially affect our federal income tax liability because we are allowed a deduction to the extent that net investment income of the Separate Account is applied to increase Cash Value. We may incur state and local taxes attributable to the Separate Account. At present, these taxes are not significant. Accordingly, we do not charge or credit the Separate Account for federal, state or local taxes. However, our federal income taxes are increased because of the federal tax law's treatment of deferred acquisition costs. Accordingly, we charge 1% of each premium payment to compensate us for our higher corporate income tax liability.

   If there is a material change in law, charges or credits may be made to the Separate Account for taxes or reserves for taxes. These charges or credits are determined independently of the taxes we actually pay.

Taxation of Life Insurance Policies

   Tax Status of the Policy. The Code establishes a definition of life insurance which, in part, places limitations on the amount of premiums that may be paid and the Cash Value that can accumulate relative to the Death Benefit.
We believe the Policy meets this definition. We reserve the right to refund premiums and earnings thereon, increase the Death Benefit (which may result in higher Policy charges), or take any other action we deem necessary to ensure the Policy's compliance with the tax definition of life insurance. The Death Benefit is generally excludable from the Beneficiary's gross income. Interest and other income credited are not taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the Insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified", and (2) we, rather than you, are considered the owner of the assets of the Separate Account.

   Diversification Requirements. The Code prescribes the manner in which the Separate Account must be "adequately diversified." If the Separate Account fails to comply with these diversification standards, the Policy will not be treated as a life insurance contract, and you will be taxed on the income on the contract (as defined in the tax law). We expect that the Separate Account, through the Funds, will comply with the prescribed diversification requirements.

   Ownership Treatment. In certain circumstances, variable life insurance contract owners may be considered the owners of the assets of a segregated asset account such as the Separate Account. Income and gains from the Separate Account would then be includible in your gross income. The Internal Revenue Service ("IRS") has stated that a variable contract owner will be considered the owner of the assets of a separate account if the owner possesses the ability to exercise investment control over such assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate Cash Values among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.

   We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy as necessary to attempt to prevent Policy Owners from being considered the owners of the assets of the Separate Account. However, there is no assurance that such efforts would be successful.

   The following discussion assumes that the Policy will be treated as a life insurance contract for tax purposes.

   Tax Treatment of Life Insurance Death Benefit Proceeds. In general, the Death Benefit is excludable from the beneficiary's gross income under the Code. Certain transfers of the Policy, however, may result in a portion of the Death Benefit being taxable. If the Death Benefit is paid under a Settlement Option, generally payments will be prorated between the non-taxable Death Benefit and taxable interest.

   Tax Deferral During Accumulation Period. Any increase in Cash Value is generally not taxable to you unless amounts are received (or are deemed to be received) from the Policy before the Insured's death. If the Policy is surrendered, the excess of Cash Value over the "investment in the contract" is includible in your ordinary income. The "investment in the contract" generally is premium payments minus non-taxable distributions. As described below, the tax treatment of amounts distributed, including loans, while the Insured is alive depends upon whether your Policy is a "modified endowment contract" ("MEC"). The term "modified endowment contract," or "MEC," is defined below.

Policies Which Are Not MECs

   Tax Treatment of Withdrawals Generally. If the Policy is not a MEC, the amount of any withdrawal (including a systematic withdrawal) generally will be treated first as a non-taxable recovery of premiums and then as taxable income. Thus, a withdrawal from a non-MEC Policy generally is not taxable income unless the total withdrawals exceed the investment in the contract.

   Distributions Required in the First 15 Policy Years. The Code limits the amount of premium that may be paid and Cash Value that can accumulate relative to the Death Benefit. Where cash distributions are required in connection with a reduction in benefits during the first 15 years after the Policy is issued (or if withdrawals are made in anticipation of a reduction in benefits during this period), some or all of such amounts may be taxable. A reduction in benefits may result from a decrease in Specified Amount, a change from an Option B Death Benefit to an Option A Death Benefit, if withdrawals are made, and in certain other instances.

   Tax Treatment of Loans. If a Policy is not a MEC, a loan generally is treated as indebtedness of the Policy owner. As a result, the loan is not taxable income to you if the Policy remains in force. However, when the interest rate credited to the Loan Account is the same as the interest rate charged for the loan (preferred loan), it is unclear whether the IRS would consider some or all of the loan proceeds to be includible in income. Absent further guidance, we will treat all loans, including preferred loans, as indebtedness. If a Policy lapses when a loan is outstanding, the amount of the loan outstanding will be treated as an amount received in connection with a surrender in determining whether any amounts are includible in the Policy owner's income.

   Generally, interest paid on Policy Loans or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax adviser should be consulted before taking any Policy Loan.

Policies Which Are MECs

   Characterization of a Policy as a MEC. A Policy is a MEC if (1) the Policy is received in exchange for a life insurance contract that was a MEC, or (2) the Policy is issued on or after June 21, 1988 and premiums are paid more rapidly than permitted under the "7-Pay Test." A Policy fails this test (and thus is a MEC) if the accumulated amount paid during the first 7 Policy Years exceeds the cumulative sum of the net level premiums which would have been paid to that time if the Policy provided for paid-up future benefits after the payment of 7 level annual premiums. Under the Code, a material change of the Policy generally results in a reapplication of the 7-Pay Test. In addition, any reduction in benefits during the 7-Pay period will affect the application of this test.

   We monitor the Policies and attempt to notify Policy Owners on a timely basis if a Policy is in jeopardy of becoming a MEC. You may then request that we take available steps to avoid treating the Policy as a MEC.

   Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs. If the Policy is a MEC, withdrawals (including systematic withdrawals) are treated first as withdrawals of income and then as a recovery of premiums. Thus, withdrawals are includible in income to the extent that the Cash Value exceeds the investment in the contract. A Policy loan is treated as a withdrawal for tax purposes.

   If you assign or pledge Cash Value under a MEC (or agree to assign or pledge any portion), such portion is a withdrawal for tax purposes. The investment in the contract is increased by the amount includible in income with respect to any assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment). Before assigning, pledging, or requesting a loan under a MEC, you should consult a tax adviser.

   Penalty Tax. Generally, proceeds of a surrender or a withdrawal (or the amount of any deemed withdrawal) from a MEC are subject to a penalty tax of 10% of the portion of the proceeds that is includible in income, unless the surrender or withdrawal is made (1) after you attain age 59 1/2, (2) because you have become disabled (as defined in the Code), or (3) as substantially equal periodic payments over your life or life expectancy (or the joint lives or life expectancies of you and your beneficiary, within the meaning of the law).

   Aggregation of Policies. All life insurance contracts which are treated as MECs and which are purchased by the same person from us or our affiliates within the same calendar year are aggregated and treated as one contract in determining the tax on withdrawals (including deemed withdrawals). The effects of aggregation are not always clear; however, it could affect the taxable amount of a withdrawal (or a deemed withdrawal) and could subject the withdrawal to the 10% penalty tax.

Considerations Applicable to Both MECs and Non-MECs

   Loss of Interest Deduction Where Policies Are Held by or for the Benefit of Corporations, Trusts, Etc. If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the beneficiary of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of only one individual who is (a) a 20 percent owner of the entity, or (b) an officer, director, or employee of the trade or business, at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be Beneficiaries under a Policy, should consult a tax adviser.

   Other Considerations. Changing the Policy owner, exchanging the Policy, changing from one Death Benefit option to another, and other Policy changes may have tax consequences depending on the circumstances of the change. Federal estate and state and local estate taxes, or inheritance taxes and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy owner or Beneficiary. The exchange of one life insurance contract for another life insurance contract generally is not taxed (unless cash is distributed or a loan is reduced or forgiven). The insured under the new contract must be the same as the insured under the old contract.

   Treatment of Maturity Benefits and Extension of Maturity Date. If your Policy does not have an Extended Maturity Option Rider, at the Maturity Date, we pay the Surrender Value to you. Generally, the excess of the Cash Value (less any applicable administrative expense charge) over your investment in the Policy will be includible in your taxable income at that time. If your Policy has an Extended Maturity Option Rider, we believe the Policy will continue to qualify as life insurance under the Code. However, there is some uncertainty regarding this treatment. It is possible, therefore, that you would be viewed as constructively receiving the Surrender Value in the year in which the Insured attains age 100 and would realize taxable income at that time, even if the Policy proceeds were not distributed at that time.

Federal Income Tax Withholding

   We withhold and send to the federal government a part of the taxable portion of withdrawals unless you notify us in writing at the time of withdrawal that you are electing no withholding. You are always responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                             LEGAL CONSIDERATIONS

   On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The Policy contains cost of insurance rates that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of federal, state and local laws, including Title VII of the Civil Rights Act, the Equal Pay Act, and Norris and subsequent cases on any employment-related insurance or fringe benefit program before purchasing the Policy.

                 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

   We hold the assets of the Separate Account. We keep these assets segregated and apart from our general funds. We maintain records of all purchases and redemptions of the shares of each Portfolio by each of the Subaccounts.

                               VOTING INTERESTS

   We vote a Fund's shares held in the Separate Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Separate Account. Owners of all Policies participating in each Subaccount are entitled to give us instructions with respect to that Subaccount. An Owner's proportionate interest in that Subaccount is measured by units. We determine the number of shares for which an Owner may give voting instructions as of the record date for the meeting. Owners will receive proxy material, reports, and other materials relating to the appropriate Portfolio.

   We vote all Fund shares held in the Separate Account proportionately based on Owners' instructions. If changes in law permit, we may vote a Fund's shares in our own right.

   We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of the Fund or of one or more of its Portfolios or to approve or disapprove an investment advisory contract for a Portfolio. In addition, we may disregard voting instructions in favor of changes initiated by an Owner in the investment policy or the investment adviser of a Portfolio if we reasonably disapprove of such changes. A proposed change would be disapproved only if the change is contrary to state law or prohibited by state regulatory authorities, or if we determine that the change would have an adverse effect on our General Account in that the proposed investment policy for a Portfolio may result in overly speculative or unsound investments. In the event we disregard voting instructions, we will include a summary of that action and the reasons for it in the next annual report to Owners.

                          STATE REGULATION OF KILICO

   KILICO, a stock life insurance company organized under the laws of Illinois, is subject to regulation by the Illinois Department of Insurance. We file an annual statement with the Director of Insurance on or before March 1st of each year covering our operations and reporting on our financial condition as of December 31st of the preceding year. Periodically, the Director of Insurance examines the liabilities and reserves of KILICO and the Separate Account and certifies to their adequacy.

   In addition, we are subject to the insurance laws and regulations of the other states where we operate. Generally, the insurance departments of other states apply the laws of Illinois in determining our permissible investments.

                        KILICO'S DIRECTORS AND OFFICERS


   Our directors and principal officers are listed below together with their current positions and their other business experience during the past five years. The address of each officer and director is 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.




             Name and Age
         Position with KILICO
           Year of Election                  Other Business Experience During Past 5 Years or More
         --------------------                -----------------------------------------------------
Gale K. Caruso (44)                     President and Chief Executive Officer of Federal Kemper Life
  President and Chief Executive         Assurance Company ("FKLA"), Fidelity Life Association ("FLA")
  Officer since June 1999. Director     and Zurich Life Insurance Company of America ("ZLICA").
  since July 1999.                      President and Chief Executive Officer of Zurich Direct,
                                        Incorporated ("ZD") since April 2000. Director of FKLA, FLA and ZLICA since July 1999 and of ZD since March 2000.
                                        President and Chief Executive Officer of Zurich Kemper Life
                                        Insurance Company of New York ("ZKLICONY") since April
                                        2000 and Director since October 1999. Chairman and Director of
                                        Investors Brokerage Services, Inc. ("IBS") since May 2000 and of
                                        Investors Brokerage Services Insurance Agency, Inc. ("IBSIA")
                                        since March 2000. Chairman and Director of PMG Asset
                                        Management, Inc. ("PMGAM"), PMG Life Agency Inc.
                                        ("PMGLA"), PMG Marketing, Inc. ("PMG Marketing") and
                                        PMG Securities Corporation ("PMG Securities") since March
                                        2000. Executive Vice President and Director of Kemper
                                        Corporation ("Kemper") since February 2000. Chairman,
                                        President and Chief Executive Officer of Scudder Canada Investor
                                        Services, Ltd. from 1995 to June 1999. Managing Director of
                                        Scudder Kemper Investments, Inc. from July 1986 to June 1999.

Frederick L. Blackmon (50)              Executive Vice President of FKLA, FLA, ZLICA and ZD since
  Executive Vice President since        June 2000. Executive Vice President of ZKLICONY since May
  June 2000. Chief Financial Officer    2001. Chief Financial Officer of FKLA since December 1995.
  since December 1995. Director since   Chief Financial Officer of FLA since January 1996. Chief
  January 2001.                         Financial Officer of ZLICA and ZD since March 1996. Chief
                                        Financial Officer of ZKLICONY since April 2000. Director of
                                        FKLA, ZLICA and ZKLICONY since January 2001. Senior Vice
                                        President of KILICO and FKLA from December 1995 to June
                                        2000. Senior Vice President of FLA from January 1996 to June
                                        2000. Senior Vice President of ZLICA and ZD from March 1996 to June 2000. Senior Vice President of ZKLICONY from April
                                        2000 to May 2001. Director of FLA since May 1998. Director of
                                        ZD from March 1996 to March 1997 and since January 2001.
                                        Chief Financial Officer of Kemper since January 1996. Treasurer of Kemper from January 1996 to February 2000.

Russell M. Bostick (45)                 Executive Vice President of FKLA, FLA, ZLICA and ZD since
  Executive Vice President since June   June 2000. Executive Vice President of ZKLICONY since May
  2000. Chief Information Officer since 2001. Chief Information Officer of FKLA, FLA, ZLICA and ZD
  April 1998.                           since April 1998. Chief Information Officer of ZKLICONY since
                                        April 2000. Senior Vice President of FKLA, FLA, ZLICA and
                                        ZD from March 1999 to June 2000. Senior Vice President of
                                        ZKLICONY from April 2000 to May 2001. Vice President of
                                        FKLA, FLA, KILICO, ZLICA and ZD from April 1998 to
                                        March 1999. Chief Technology Officer of Corporate Software &
                                        Technology from June 1997 to April 1998. Vice President,
                                        Information Technology Department of CNA Insurance
                                        Companies from January 1995 to June 1997.

            Name and Age
        Position with KILICO
          Year of Election                Other Business Experience During Past 5 Years or More
        --------------------              -----------------------------------------------------
James C. Harkensee (43)              Executive Vice President of FKLA, FLA, ZLICA and ZD since
  Executive Vice President since     June 2000. Executive Vice President of ZKLICONY since May
  June 2000.                         2001. Senior Vice President of ZKLICONY from April 2000 to
                                     May 2001 and Director since October 1999. Senior Vice President of KILICO, FKLA and FLA from January 1996 to June 2000.
                                     Senior Vice President of ZLICA and ZD from 1995 to June 2000.
                                     Director of ZD from April 1993 to March 1997 and since March
                                     1998. President of Zurich Direct Insurance Agency, Inc. of
                                     Massachusetts since October 2001.

Edward K. Loughridge (47)            Executive Vice President of FKLA, FLA, ZLICA and ZD since
  Executive Vice President since     June 2000. Executive Vice President of ZKLICONY since May
  June 2000. Corporate Development   2001. Corporate Development Officer of FKLA and FLA since
  Officer since January 1996.        January 1996. Corporate Development Officer for ZLICA and
                                     ZD since March 1996. Corporate Development Officer of
                                     ZKLICONY since April 2000. Senior Vice President of KILICO,
                                     FKLA and FLA from January 1996 to June 2000. Senior Vice
                                     President of ZLICA and ZD from March 1996 to June 2000.
                                     Senior Vice President of ZKLICONY from April 2000 to May
                                     2001.

Debra P. Rezabek (46)                Executive Vice President of FKLA, FLA, ZLICA and ZD since
  Executive Vice President since     June 2000. Executive Vice President of ZKLICONY since May
  June 2000. General Counsel since   2001. General Counsel of FKLA and FLA since 1992. General
  May 1993. Corporate Secretary      Counsel ZLICA and ZD since March 1996. Corporate Secretary since January 1996. Director since of FKLA and FLA since January 1996. Corporate Secretary of
  January 2001.                      ZLICA and ZD since March 1996. General Counsel and
                                     Corporate Secretary of ZKLICONY since April 2000. Director of
                                     FKLA and ZLICA since January 2001. Senior Vice President of
                                     KILICO, FKLA, FLA, ZLICA and ZD from March 1996 to June
                                     2000. Senior Vice President of ZKLICONY from April 2000 to
                                     May 2001. Director of FLA since May 1998. Director of
                                     ZKLICONY since January 2001. Director of ZD from March
                                     1996 to March 1997. Secretary of IBS and IBSIA since 1993.
                                     Secretary of PMGAM, PMGLA, PMG Marketing and PMG
                                     Securities since March 2000. Director of Government Affairs of
                                     FKLA and FLA from 1992 to April 1997 and of KILICO from
                                     1993 to April 1997. Assistant Secretary of Kemper since January
                                     1996.

Edward L. Robbins (62)               Executive Vice President of FKLA, FLA, ZLICA and ZD since
  Executive Vice President since     June 2000. Executive Vice President of ZKLICONY since May
  June 2000. Chief Actuary since     2001. Chief Actuary of FKLA, FLA, ZLICA and ZD since March
  March 1999.                        1999 and of ZKLICONY since April 2000. Senior Vice President of KILICO, FKLA, FLA, ZLICA and ZD from March 1999 to
                                     June 2000. Senior Vice President of ZKLICONY from April 2000 to May 2001. Senior Actuary of FKLA, FLA, KILICO, ZLICA
                                     and ZD from July 1998 to March 1999. Principal of KPMG Peat
                                     Marwick LLP from May 1984 to July 1998.

            Name and Age
        Position with KILICO
          Year of Election                 Other Business Experience During Past 5 Years or More
        --------------------               -----------------------------------------------------
George Vlaisavljevich (59)            Executive Vice President of FKLA, FLA, ZLICA and ZD since
  Executive Vice President since      June 2000. Executive Vice President of ZKLICONY since May
  June 2000. Director since May 2001. 2001. Director of FKLA and ZLICA since May 2001. Director of
                                      FLA since January 2001. Senior Vice President of KILICO, FKLA,
                                      FLA and ZLICA since October 1996. Senior Vice President of ZD from March 1997 to June 2000. Senior Vice President of
                                      ZKLICONY from April 2000 to May 2001. Director of IBS and
                                      IBSIA since October 1996. Director of PMGAM, PMGLA, PMG
                                      Marketing and PMG Securities since March 2000. Executive Vice
                                      President of The Copeland Companies from April 1983 to
                                      September 1996.

Martin D. Feinstein (53)              Chairman of the Board of FKLA, FLA, ZLICA and ZKLICONY
  Chairman of the Board since         since January 2001. Chairman of the Board of Farmers Group,
  January 2001.                       Inc. ("FGI") since November 1997 and President since January
                                      1995. Chief Executive Officer of FGI since January 1995 and
                                      Director since February 1995. Member of Group Management
                                      Board of Zurich Financial Services since March 1998. Director of
                                      Zurich Scudder Investments, Inc. since January 2001. Director of
                                      Farmers New World Life. Chief Operating Officer of FGI from
                                      January 1995 to January 1997. Director of B.A.T. from January
                                      1997 to September 1998.




                                 LEGAL MATTERS

   All matters of Illinois law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Illinois Insurance Law, have been passed upon by Frank J. Julian, our Associate General Counsel. Jorden Burt LLP, Washington, D.C., has advised us on certain legal matters concerning federal securities laws applicable to the issue and sale of Policies.

                               LEGAL PROCEEDINGS

   There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We are not a party in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

                                    EXPERTS




   The consolidated balance sheets of KILICO as of December 31, 2001 and 2000 and the related consolidated statement of operations, comprehensive income, stockholder's equity and cash flows for each of the three years in the period then ended December 31, 2001, and the financial statements of assets and liabilities and contract owners' equity of Kemper Investors Life Insurance Company's KILICO Variable Separate Account as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in contract owners' equity for each of the two years in the period then ended, have been included herein and in the registration statement in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



   Actuarial matters included in this Prospectus have been examined by Christopher J. Nickele, FSA as stated in the opinion filed as an exhibit to the Registration Statement.

                            REGISTRATION STATEMENT

   A Registration Statement has been filed with the Securities and Exchange Commission (SEC) under the Securities Act of 1933, as amended, with respect to the Policies. For further information concerning the Separate Account, KILICO and the Policy, reference is made to the Registration Statement as amended with exhibits. Copies of the Registration Statement are available from the Commission upon payment of a fee or at the SEC's website at http://www.sec.gov.

                             FINANCIAL STATEMENTS

   The included financial statements for KILICO only bear on our ability to meet our obligations under the Policy. They do not relate to the investment performance of the assets held in the Separate Account.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Kemper Investors Life Insurance Company and Policy Owners of Kemper Investors Life Insurance Company's KILICO
Variable Separate Account:

   In our opinion, the accompanying statement of assets, liabilities and policy owners' equity and the related statement of operations and changes in policy owners' equity present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company's KILICO Variable Separate Account (which includes the following subaccounts: Alger American Balanced, Alger American Growth, Alger American Income and Growth, Alger American Leveraged AllCap, Alger American MidCap Growth, American Century VP Income & Growth, American Century VP Income and Growth, American Century VP International, American Century VP Ultra, American Century VP Value, AST Alliance Growth & Income, AST American Century International Growth I, AST INVESCO Equity Income, AST JanCap Growth, AST Neuberger Mid-Cap Growth, AST PBHG Small Cap Growth, AST PIMCO Limited Maturity Bond, AST PIMCO Total Return Bond, AST T. Rowe Price Asset Allocation, Credit Suisse Trust Emerging Markets, Credit Suisse Trust Global Post-Venture Capital, Deutsche VIT EAFE Equity Index, Deutsche VIT Small Cap Index, Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Dreyfus I.P. Mid Cap Stock, Dreyfus VIF Appreciation, Dreyfus VIF Small Cap, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Overseas, Fidelity VIP II Contrafund, Fidelity VIP II Index 500, Fidelity VIP III Growth Opportunities, Templeton Asset Strategy, Templeton Developing Markets Securities, Templeton Global Income Securities, Templeton International Securities, INVESCO VIF Dynamics, INVESCO VIF Financial Services, INVESCO VIF Technology, INVESCO VIF Telecommunications, Janus Aspen Aggressive Growth, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen Flexible Income, Janus Aspen Growth, Janus Aspen International Growth, Janus Aspen Worldwide Growth, PIMCO Foreign Bond, PIMCO Low Duration Bond, Scudder 21st Century Growth, Scudder Bond, Scudder Capital Growth, Scudder Global Discovery, Scudder Growth and Income, Scudder Health Sciences, Scudder International, Scudder Money Market (Scudder Variable Series I), Scudder Aggressive Growth, Scudder Blue Chip, Scudder Contrarian Value, Scudder Global Blue Chip, Scudder Government Securities, Scudder Growth, Scudder High Yield, Scudder International Research, Scudder Investment Grade Bond, Scudder Money Market (Scudder Variable Series II), Scudder New Europe, Scudder Small Cap Growth, Scudder Small Cap Value, Scudder Strategic Income, Scudder Technology Growth, Scudder Total Return, SVS Dreman Financial Services, SVS Dreman High Return Equity, SVS Dynamic Growth, SVS Focus Value + Growth, SVS Focused Large Cap Growth, SVS Growth and Income, SVS Growth Opportunities, SVS Index 500, SVS Mid Cap Growth, SVS Strategic Equity, and SVS Venture Value) at December 31, 2001, and the results of its operations for the year then ended and the changes in policy owners' equity for each of the two years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Kemper Investors Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2001 by correspondence with the underlying funds, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
February 22, 2002

                       KILICO VARIABLE SEPARATE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND POLICY OWNERS' EQUITY

                               December 31, 2001
                                (in thousands)

                                                                                                          American Century
                                                            The Alger American Fund                   Variable Portfolios, Inc.
                                           ---------------------------------------------------------  -------------------------
                                                                                                       American
                                   Total                               Alger      Alger      Alger     Century
                                   KILICO    Alger                    American   American   American      VP        American
                                  Variable  American  Alger American Income and Leveraged    MidCap    Income &    Century VP
                                  Separate  Balanced      Growth       Growth     AllCap     Growth     Growth    International
                                  Account  Subaccount   Subaccount   Subaccount Subaccount Subaccount Subaccount   Subaccount
                                  -------- ---------- -------------- ---------- ---------- ---------- ----------  -------------
Assets
Investments in underlying
 portfolio funds, at current
 market value.................... $45,724     $504         $389         $297       $192       $377        $14          $ 1
Dividends and other receivables..      27       --           --           --         --         --         --           --
                                  -------     ----         ----         ----      -----       ----       ----          ---
      Total assets............... $45,751     $504         $389         $297       $192       $377        $14          $ 1
                                  =======     ====         ====         ====      =====       ====       ====          ===
Liabilities and policy owners'
 equity
Liabilities:
   Mortality and expense risk
    charges...................... $     5     $ --         $ --         $ --       $ --       $ --        $--          $--
   Other payables................     135       --           --           --         --         --         --           --
                                  -------     ----         ----         ----      -----       ----       ----          ---
      Total liabilities..........     140       --           --           --         --         --         --           --
                                  -------     ----         ----         ----      -----       ----       ----          ---
Policy owners' equity............ $45,611     $504         $389         $297       $192       $377        $14          $ 1
                                  =======     ====         ====         ====      =====       ====       ====          ===
Analysis of policy owners' equity
Excess (deficiency) of proceeds
 from sales over payments for
 redemptions..................... $46,671     $521         $458         $338       $227       $428        $13          $ 1
Accumulated net investment
 income (loss)...................   6,449       (6)         (20)         (20)         2         30         --           --
Accumulated net realized gain
 (loss) on sales of investments..     206       (3)          (4)          (4)        (6)       (32)        --           --
Unrealized appreciation
 (depreciation) of investments...  (7,715)      (8)         (45)         (17)       (31)       (49)         1           --
                                  -------     ----         ----         ====      =====       ====       ====          ===
Policy owners' equity............ $45,611     $504         $389         $297       $192       $377        $14          $ 1
                                  =======     ====         ====         ====      =====       ====       ====          ===

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                               December 31, 2001
                                (in thousands)

                                   American Century
                               Variable Portfolios, Inc.                          American Skandia Trust
                               ------------------------  -----------------------------------------------------------------------
                                                                         AST
                                                            AST       American       AST
                                American       American   Alliance     Century     INVESCO      AST          AST        AST PBHG
                                Century        Century    Growth &  International   Equity     JanCap     Neuberger    Small Cap
                                VP Ultra       VP Value    Income     Growth I      Income     Growth   Mid-Cap Growth   Growth
                               Subaccount     Subaccount Subaccount  Subaccount   Subaccount Subaccount   Subaccount   Subaccount
                               ----------     ---------- ---------- ------------- ---------- ---------- -------------- ----------
Assets
Investments in underlying
 portfolio funds, at current
 market value.................    $ 3            $46      $ 1,392       $440         $802     $ 5,144       $1,635       $ 598
Dividends and other
 receivables..................     --             --            1         --           --           2           --           1
                                  ---            ---      -------       ----         ----     -------       ------       -----
      Total assets............    $ 3            $46      $ 1,393       $440         $802     $ 5,146       $1,635       $ 599
                                  ===            ===      =======       ====         ====     =======       ======       =====
Liabilities and policy owners'
 equity
Liabilities:
   Mortality and expense
    risk charges..............    $--            $--      $    --       $ --         $ --     $    --       $   --       $  --
   Other payables.............     --             --           --         28           --          --           --          --
                                  ---            ---      -------       ----         ----     -------       ------       -----
      Total liabilities.......     --             --           --         28           --          --           --          --
                                  ---            ---      -------       ----         ----     -------       ------       -----
Policy owners' equity.........    $ 3            $46      $ 1,393       $412         $802     $ 5,146       $1,635       $ 599
                                  ===            ===      =======       ====         ====     =======       ======       =====
Analysis of policy owners'
 equity
Excess (deficiency) of
 proceeds from sales over
 payments for redemptions.....    $ 3            $44      $ 1,412       $384         $938     $ 8,444       $2,121       $ 879
Accumulated net investment
 income (loss)................     --             (1)          75         (3)         (65)       (615)          33         169
Accumulated net realized
 gain (loss) on sales of
 investments..................     --             --            8          1            4          34           13        (122)
Unrealized appreciation
 (depreciation) of
 investments..................     --              3         (102)        30          (75)     (2,717)        (532)       (327)
                                  ---            ---      -------       ----         ----     -------       ------       -----
Policy owners' equity.........    $ 3            $46      $1,393...     $412         $802     $ 5,146       $1,635       $ 599
                                  ===            ===      =======       ====         ====     =======       ======       =====

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                               December 31, 2001
                                (in thousands)

                                                                                                            Deutsche Asset
                                                                                                              Management
                                            American Skandia Trust                 Credit Suisse Trust         VIT Funds
                               ------------------------------------------------  ----------------------  ---------------------
                                  AST        AST                        AST        Credit      Credit
                                 PIMCO      PIMCO         AST        American      Suisse   Suisse Trust  Deutsche
                                Limited     Total    T. Rowe Price    Century      Trust    Global Post-  VIT EAFE   Deutsche
                                Maturity    Return       Asset     International  Emerging    Venture      Equity   VIT Small
                                  Bond       Bond     Allocation     Growth II    Markets     Capital      Index    Cap Index
                               Subaccount Subaccount  Subaccount    Subaccount   Subaccount  Subaccount  Subaccount Subaccount
                               ---------- ---------- ------------- ------------- ---------- ------------ ---------- ----------
Assets
Investments in underlying
 portfolio funds, at current
 market value.................    $63        $241        $545          $  --        $22         $25         $ 2        $ 3
Dividends and other
 receivables..................     --          --          --             --         --          --          --         --
                                  ---        ----        ----          -----        ---         ---         ---        ---
      Total assets............    $63        $241        $545          $  --        $22         $25         $ 2        $ 3
                                  ===        ====        ====          =====        ===         ===         ===        ===
Liabilities and policy owners'
 equity
Liabilities:
   Mortality and expense
    risk charges..............    $--        $ --        $ --          $  --        $--         $--         $--        $--
   Other payables.............     --          --          --             --         --          --          --         --
                                  ---        ----        ----          -----        ---         ---         ---        ---
      Total liabilities.......     --          --          --             --         --          --          --         --
                                  ---        ----        ----          -----        ---         ---         ---        ---
Policy owners' equity.........    $63        $241        $545          $  --        $22         $25         $ 2        $ 3
                                  ===        ====        ====          =====        ===         ===         ===        ===
Analysis of policy owners'
 equity
Excess (deficiency) of
 proceeds from sales over
 payments for redemptions.....    $65        $247        $639          $ 233        $24         $38         $ 2        $ 3
Accumulated net investment
 income (loss)................     (4)        (16)        (36)           111         --           2          --         --
Accumulated net realized
 gain (loss) on sales of
 investments..................     --          --          12           (344)        --          (7)         --         --
Unrealized appreciation
 (depreciation) of
 investments..................      2          10         (70)            --         (2)         (8)         --         --
                                  ---        ----        ----          -----        ---         ---         ---        ---
Policy owners' equity.........    $63        $241        $545          $  --        $22         $25         $ 2        $ 3
                                  ===        ====        ====          =====        ===         ===         ===        ===

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                               December 31, 2001
                                (in thousands)

                                              Dreyfus
                                              Socially
                                Dreyfus     Responsible    Dreyfus
                             Life & Annuity Growth Fund,  Investment     Dreyfus Variable        Fidelity Variable Insurance
                               Index Fund       Inc.      Portfolios      Investment Fund               Products Fund
                             -------------- ------------ ------------ ----------------------  --------------------------------
                                Dreyfus       Dreyfus                                          Fidelity
                                 Stock        Socially   Dreyfus I.P.   Dreyfus     Dreyfus      VIP      Fidelity   Fidelity
                                 Index      Responsible    Mid Cap        VIF         VIF       Equity      VIP         VIP
                                  Fund      Growth Fund     Stock     Appreciation Small Cap    Income     Growth   High Income
                               Subaccount    Subaccount   Subaccount   Subaccount  Subaccount Subaccount Subaccount Subaccount
                             -------------- ------------ ------------ ------------ ---------- ---------- ---------- -----------
Assets
Investments in underlying
 portfolio funds, at
 current market value.......      $87           $149        $  306        $29         $161       $324       $195        $57
Dividends and other
 receivables................       --             --            --         --           --         --         --         --
                                  ---           ----       -------        ---         ----       ----       ----        ---
      Total assets..........      $87           $149        $  306        $29         $161       $324       $195        $57
                                  ===           ====       =======        ===         ====       ====       ====        ===
Liabilities and policy
 owners' equity
Liabilities:
   Mortality and expense
    risk charges............      $--           $ --        $   --        $--         $ --       $ --       $ --        $--
   Other payables...........       --             --            --         --           --         --         --         --
                                  ---           ----       -------        ---         ----       ----       ----        ---
      Total liabilities.....       --             --            --         --           --         --         --         --
                                  ---           ----       -------        ---         ----       ----       ----        ---
Policy owners' equity.......      $87           $149        $  306        $29         $161       $324       $195        $57
                                  ===           ====       =======        ===         ====       ====       ====        ===
Analysis of policy owners'
 equity
Excess (deficiency) of
 proceeds from sales over
 payments for
 redemptions................      $95           $184        $  301        $32         $176       $372       $233        $74
Accumulated net
 investment income (loss)...       (8)            (4)           --         (3)         (10)       (35)       (22)        (5)
Accumulated net realized
 gain (loss) on sales of
 investments................       (1)            (2)           (2)        --           (1)        (3)        (2)        (5)
Unrealized appreciation
 (depreciation) of
 investments................        1            (29)            7         --           (4)       (10)       (14)        (7)
                                  ---           ----       -------        ---         ----       ----       ----        ---
Policy owners' equity.......      $87           $149        $  306        $29         $161       $324       $195        $57
                                  ===           ====       =======        ===         ====       ====       ====        ===

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                               December 31, 2001
                                (in thousands)

                                   Fidelity        Fidelity          Fidelity
                                   Variable        Variable          Variable
                                  Insurance        Insurance         Insurance
                                   Products        Products          Products        Franklin Templeton Variable Insurance
                                     Fund           Fund II          Fund III                    Products Trust
                                  ---------- --------------------  ------------- ---------------------------------------------
                                                                     Fidelity               Templeton  Templeton
                                   Fidelity   Fidelity   Fidelity     VIP III    Templeton  Developing   Global     Templeton
                                     VIP       VIP II     VIP II      Growth       Asset     Markets     Income   International
                                   Overseas  Contrafund Index 500  Opportunities  Strategy  Securities Securities  Securities
                                  Subaccount Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount
                                  ---------- ---------- ---------- ------------- ---------- ---------- ---------- -------------
Assets
Investments in underlying
 portfolio funds, at current
 market value....................    $ 25      $1,616    $ 1,389       $ 537        $ 8        $19        $ 6          $12
Dividends and other receivables..      --           2         --          --         --         --         --            1
                                     ----      ------    -------       -----        ---        ---        ---          ---
    Total assets.................    $ 25      $1,618    $ 1,389       $ 537        $ 8        $19        $ 6          $13
                                     ====      ======    =======       =====        ===        ===        ===          ===

Liabilities and policy owners'
 equity
Liabilities:
   Mortality and expense risk
    charges......................    $ --      $    1    $    --       $  --        $--        $--        $--          $--
   Other payables................      --          --         --           1         --         --         --           --
                                     ----      ------    -------       -----        ---        ---        ---          ---
      Total liabilities..........      --           1         --           1         --         --         --           --
                                     ----      ------    -------       -----        ---        ---        ---          ---
Policy owners' equity............    $ 25      $1,617    $ 1,389       $ 536        $ 8        $19        $ 6          $13
                                     ====      ======    =======       =====        ===        ===        ===          ===

Analysis of policy owners' equity
Excess (deficiency) of proceeds
 from sales over payments for
 redemptions.....................    $ 31      $2,160     $1,907       $ 825        $ 9        $25        $ 6          $14
Accumulated net investment
 income (loss)...................      (3)       (194)      (307)        (97)        --         (4)        --            1
Accumulated net realized gain
 (loss) on sales of investments..      --         (20)         2         (19)        (1)        (1)        --           --
Unrealized appreciation
 (depreciation) of investments...      (3)       (329)      (213)       (173)        --         (1)        --           (2)
                                     ----      ------    -------       -----        ---        ---        ---          ---
Policy owners' equity............    $ 25      $1,617    $ 1,389       $ 536        $ 8        $19        $ 6          $13
                                     ====      ======    =======       =====        ===        ===        ===          ===

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                               December 31, 2001
                                (in thousands)

                                          INVESCO Variable Investment Funds, Inc.                  Janus Aspen Series
                                  ------------------------------------------------------- -----------------------------------
                                              INVESCO                INVESCO
                                   INVESCO      VIF      INVESCO       VIF      INVESCO   Janus Aspen             Janus Aspen
                                     VIF     Financial     VIF      Telecom-      VIF     Aggressive  Janus Aspen   Capital
                                   Dynamics   Services  Technology munications Utilities    Growth     Balanced   Appreciation
                                  Subaccount Subaccount Subaccount Subaccount  Subaccount Subaccount  Subaccount   Subaccount
                                  ---------- ---------- ---------- ----------- ---------- ----------- ----------- ------------
Assets
Investments in underlying
 portfolio funds, at current
 market value....................    $10        $26        $35         $ 7        $--        $397        $238        $ 485
Dividends and other receivables..     --         --         --          --         --           2          --           --
                                     ---        ---        ---         ---        ---        ----        ----        -----
      Total assets...............    $10        $26        $35         $ 7        $--        $399        $238        $ 485
                                     ===        ===        ===         ===        ===        ====        ====        =====
Liabilities and policy owners'
 equity
Liabilities:
   Mortality and expense risk
    charges......................    $--        $--        $--         $--        $--        $ --        $ --        $  --
   Other payables................     --         --         --          --         --          --          --           --
                                     ---        ---        ---         ---        ---        ----        ----        -----
      Total liabilities..........     --         --         --          --         --          --          --           --
                                     ---        ---        ---         ---        ---        ----        ----        -----
Policy owners' equity............    $10        $26        $35         $ 7        $--        $399        $238        $ 485
                                     ===        ===        ===         ===        ===        ====        ====        =====
Analysis of policy owners' equity
Excess (deficiency) of proceeds
 from sales over payments for
 redemptions.....................    $10        $26        $35         $ 8        $--        $564        $269        $ 866
Accumulated net investment
 income (loss)...................     (1)        (1)        (2)         (1)        --         (64)        (25)        (237)
Accumulated net realized gain
 (loss) on sales of investments..     --         --         --          --         --         (25)         (1)         (24)
Unrealized appreciation
 (depreciation) of investments...      1          1          2          --         --         (76)         (5)        (120)
                                     ---        ---        ---         ---        ---        ----        ----        -----
Policy owners' equity............    $10        $26        $35         $ 7        $--        $399        $238        $ 485
                                     ===        ===        ===         ===        ===        ====        ====        =====

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                               December 31, 2001
                                (in thousands)

                                                                                      PIMCO Variable       Scudder Variable
                                                  Janus Aspen Series                  Insurance Trust          Series I
                                    ---------------------------------------------  --------------------  --------------------
                                      Janus                   Janus       Janus                 PIMCO     Scudder
                                      Aspen      Janus        Aspen       Aspen      PIMCO       Low        21st
                                     Flexible    Aspen    International Worldwide   Foreign    Duration   Century    Scudder
                                      Income     Growth      Growth       Growth      Bond       Bond      Growth      Bond
                                    Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount Subaccount Subaccount
                                    ---------- ---------- ------------- ---------- ---------- ---------- ---------- ----------
Assets
Investments in underlying portfolio
 funds, at current market value....    $24        $393        $172         $365       $23        $14        $155       $ 19
Dividends and other receivables....     --           2          --           --        --         --          --         --
                                       ---        ----        ----         ----       ---        ---        ----       ----
      Total assets.................    $24        $395        $172         $365       $23        $14        $155       $ 19
                                       ===        ====        ====         ====       ===        ===        ====       ====

Liabilities and policy owners'
 equity
Liabilities:
   Mortality and expense risk
    charges........................    $--        $ --        $ --         $ --       $--        $--        $ --       $ --
   Other payables..................     --          --          --           --        --         --          --         --
                                       ---        ----        ----         ----       ---        ---        ----       ----
      Total liabilities............     --          --          --           --        --         --          --         --
                                       ---        ----        ----         ----       ---        ---        ----       ----
Policy owners' equity..............    $24        $395        $172         $365       $23        $14        $155       $ 19
                                       ===        ====        ====         ====       ===        ===        ====       ====

Analysis of policy owners' equity
Excess (deficiency) of proceeds
 from sales over payments for
 redemptions.......................    $26        $536        $219         $460       $29        $20        $227       $ 27
Accumulated net investment
 income (loss).....................     (1)        (59)        (28)         (46)       (6)        (6)         (3)        (9)
Accumulated net realized gain
 (loss) on sales of investments....     --         (19)         (3)         (12)       --         --         (19)        --
Unrealized appreciation
 (depreciation) of investments.....     (1)        (63)        (16)         (37)       --         --         (50)         1
                                       ---        ----        ----         ----       ---        ---        ----       ----
Policy owners' equity..............    $24        $395        $172         $365       $23        $14        $155       $ 19
                                       ===        ====        ====         ====       ===        ===        ====       ====

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                               December 31, 2001
                                (in thousands)

                                                                                                         Scudder Variable
                                                       Scudder Variable Series I                             Series II
                                  -------------------------------------------------------------------  --------------------
                                   Scudder    Scudder    Scudder    Scudder                  Scudder    Scudder
                                   Capital     Global   Growth and   Health      Scudder      Money    Aggressive  Scudder
                                    Growth   Discovery    Income    Sciences  International   Market     Growth   Blue Chip
                                  Subaccount Subaccount Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount
                                  ---------- ---------- ---------- ---------- ------------- ---------- ---------- ----------
Assets
Investments in underlying
 portfolio funds, at current
 market value....................    $266       $445      $ 500       $10         $ 334        $ 38       $412       $537
Dividends and other receivables..      --         --         --        --            --           1         --         --
                                     ----       ----      -----       ---         -----        ----       ----       ----
      Total assets...............    $266       $445      $ 500       $10         $ 334        $ 39       $412       $537
                                     ====       ====      =====       ===         =====        ====       ====       ====
Liabilities and policy owners'
 equity
Liabilities:
   Mortality and expense risk
    charges......................    $ --       $ --      $  --       $--         $  --        $  1       $ --       $ --
   Other payables................      --         --          1        --            --          13         --         --
                                     ----       ----      -----       ---         -----        ----       ----       ----
      Total liabilities..........      --         --          1        --            --          14         --         --
                                     ----       ----      -----       ---         -----        ----       ----       ----
Policy owners' equity............    $266       $445      $ 499       $10         $ 334        $ 25       $412       $537
                                     ====       ====      =====       ===         =====        ====       ====       ====
Analysis of policy owners' equity
Excess (deficiency) of proceeds
 from sales over payments for
 redemptions.....................    $346       $529      $ 673       $10         $ 547        $ 38       $505       $620
Accumulated net investment
 income (loss)...................      28         --       (105)       --            10         (13)        (1)        (2)
Accumulated net realized gain
 (loss) on sales of investments..     (19)       (24)       (12)       --           (28)         --        (25)       (24)
Unrealized appreciation
 (depreciation) of investments...     (89)       (60)       (57)       --          (195)         --        (67)       (57)
                                     ----       ----      -----       ---         -----        ----       ----       ----
Policy owners' equity............    $266       $445      $ 499       $10         $ 334        $ 25       $412       $537
                                     ====       ====      =====       ===         =====        ====       ====       ====

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                               December 31, 2001
                                (in thousands)

                                                                    Scudder Variable Series II
                                      --------------------------------------------------------------------------------------
                                       Scudder    Scudder    Scudder                          Scudder    Scudder
                                      Contrarian   Global   Government  Scudder    Scudder    Horizon    Horizon    Scudder
                                        Value    Blue Chip  Securities   Growth   High Yield    10+        20+     Horizon 5
                                      Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Assets
Investments in underlying portfolio
 funds, at current market value......    $126       $200      $5,352     $2,518     $  691      $--        $--        $--
Dividends and other receivables......      --         --          --          1         --       --         --         --
                                         ----       ----      ------     ------     ------      ---        ---        ---
      Total assets...................    $126       $200      $5,352     $2,519     $  691      $--        $--        $--
                                         ====       ====      ======     ======     ======      ===        ===        ===
Liabilities and policy owners' equity
Liabilities:
   Mortality and expense risk
    charges..........................    $ --       $ --      $   --     $   --     $   --      $--        $--        $--
   Other payables....................      --         --          --         --         --       --         --         --
                                         ----       ----      ------     ------     ------      ---        ---        ---
      Total liabilities..............      --         --          --         --         --       --         --         --
                                         ----       ----      ------     ------     ------      ---        ---        ---
Policy owners' equity................    $126       $200      $5,352     $2,519     $  691      $--        $--        $--
                                         ====       ====      ======     ======     ======      ===        ===        ===
Analysis of policy owners' equity
Excess (deficiency) of proceeds
 from sales over payments for
 redemptions.........................    $123       $216      $2,205     $1,037     $ (218)     $--        $--        $(3)
Accumulated net investment income
 (loss)..............................      --          2       2,362      1,694      1,159       --         --         10
Accumulated net realized gain (loss)
 on sales of investments.............       1         (3)        592        245       (124)      --         --         (7)
Unrealized appreciation
 (depreciation) of investments.......       2        (15)        193       (457)      (126)      --         --         --
                                         ----       ----      ------     ------     ------      ---        ---        ---
Policy owners's equity...............    $126       $200      $5,352     $2,519     $  691      $--        $--        $--
                                         ====       ====      ======     ======     ======      ===        ===        ===

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                               December 31, 2001
                                (in thousands)

                                                                  Scudder Variable Series II
                                  -----------------------------------------------------------------------------------------
                                     Scudder     Scudder    Scudder    Scudder    Scudder    Scudder    Scudder    Scudder
                                  International Investment   Money       New     Small Cap  Small Cap  Strategic  Technology
                                    Research    Grade Bond   Market     Europe     Growth     Value      Income     Growth
                                   Subaccount   Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                                  ------------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Assets
Investments in underlying
 portfolio funds, at current
 market value....................     $ 364        $432      $2,809      $ 69     $ 2,512      $113       $ 2       $ 458
Dividends and other receivables..        --          --           4        --          --        --        --          --
                                      -----        ----      ------      ----     -------      ----       ---       -----
      Total assets...............     $ 364        $432      $2,813      $ 69     $ 2,512      $113       $ 2       $ 458
                                      =====        ====      ======      ====     =======      ====       ===       =====
Liabilities and policy owners'
 equity
Liabilities:
   Mortality and expense risk
    charges......................     $  --        $ --      $   --      $ --     $    --      $ --       $--       $  --
   Other payables................        --          --          82        --          --        --        --          --
                                      -----        ----      ------      ----     -------      ----       ---       -----
      Total liabilities..........        --          --          82        --          --        --        --          --
                                      -----        ----      ------      ----     -------      ----       ---       -----
Policy owners' equity............     $ 364        $432      $2,731      $ 69     $ 2,512      $113       $ 2       $ 458
                                      =====        ====      ======      ====     =======      ====       ===       =====
Analysis of policy owners' equity
Excess (deficiency) of proceeds
 from sales over payments for
 redemptions.....................     $ 492        $426      $2,309      $ 88     $ 3,476      $106       $ 2       $ 685
Accumulated net investment
 income (loss)...................        66           4         422        --         106        --        --          (4)
Accumulated net realized gain
 (loss) on sales of investments..       (21)          1          --        (1)        (33)       --        --        (110)
Unrealized appreciation
 (depreciation) of investments...      (173)          1          --       (18)     (1,037)        7        --        (113)
                                      -----        ----      ------      ----     -------      ----       ---       -----
Policy owners' equity............     $ 364        $432      $2,731      $ 69     $ 2,512      $113       $ 2       $ 458
                                      =====        ====      ======      ====     =======      ====       ===       =====

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                               December 31, 2001
                                (in thousands)

                                                                  Scudder Variable Series II
                                  ------------------------------------------------------------------------------------------
                                                SVS                                          SVS        SVS
                                   Scudder     Dreman   SVS Dreman     SVS     SVS Focus   Focused     Growth
                                    Total    Financial  High Return  Dynamic    Value +   Large Cap     and      SVS Growth
                                    Return    Services    Equity      Growth     Growth     Growth     Income   Opportunities
                                  Subaccount Subaccount Subaccount  Subaccount Subaccount Subaccount Subaccount  Subaccount
                                  ---------- ---------- ----------- ---------- ---------- ---------- ---------- -------------
Assets
Investments in underlying
 portfolio funds, at current
 market value....................   $3,472      $298      $1,195       $ 1        $168       $482       $633        $ 349
Dividends and other receivables..       --         5          --        --           1          4         --           --
                                    ------      ----      ------       ---        ----       ----       ----        -----
      Total assets...............   $3,472      $303      $1,195       $ 1        $169       $486       $633        $ 349
                                    ======      ====      ======       ===        ====       ====       ====        =====
Liabilities and policy owners'
 equity
Liabilities:
   Mortality and expense risk
    charges......................   $   --      $  1      $   --       $--        $  1       $  1       $ --        $  --
   Other payables................        2         4          --        --          --          4         --           --
                                    ------      ----      ------       ---        ----       ----       ----        -----
      Total liabilities..........        2         5          --        --           1          5         --           --
                                    ------      ----      ------       ---        ----       ----       ----        -----
Policy owners' equity............   $3,470      $298      $1,195       $ 1        $168       $481       $633        $ 349
                                    ======      ====      ======       ===        ====       ====       ====        =====
Analysis of policy owners' equity
Excess (deficiency) of proceeds
 from sales over payments for
 redemptions.....................   $  738      $293      $1,258       $ 1        $187       $560       $703        $ 530
Accumulated net investment
 income (loss)...................    2,345         1         (84)       --          --         --         (2)          (6)
Accumulated net realized gain
 (loss) on sales of investments..      506        --          10        --          (2)        (8)       (19)         (54)
Unrealized appreciation
 (depreciation) of investments...     (119)        4          11        --         (17)       (71)       (49)        (121)
                                    ------      ----      ------       ---        ----       ----       ----        -----
Policy owners' equity............   $3,470      $298      $1,195       $ 1        $168       $481       $633        $ 349
                                    ======      ====      ======       ===        ====       ====       ====        =====

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                               December 31, 2001
                                (in thousands)

                                                                                 Scudder Variable Series II
                                                                         -------------------------------------------
                                                                                       SVS        SVS        SVS
                                                                            SVS      Mid Cap   Strategic   Venture
                                                                         Index 500    Growth     Equity     Value
                                                                         Subaccount Subaccount Subaccount Subaccount
                                                                         ---------- ---------- ---------- ----------
Assets
Investments in underlying portfolio funds, at current market value......    $749       $ 4        $ 3        $164
Dividends and other receivables.........................................      --        --         --          --
                                                                            ----       ---        ---        ----
      Total assets......................................................    $749       $ 4        $ 3        $164
                                                                            ====       ===        ===        ====
Liabilities and policy owners' equity
Liabilities:
   Mortality and expense risk charges...................................    $ --       $--        $--        $ --
   Other payables.......................................................      --        --         --          --
                                                                            ----       ---        ---        ----
      Total liabilities.................................................      --        --         --          --
                                                                            ----       ---        ---        ----
Policy owners' equity...................................................    $749       $ 4        $ 3        $164
                                                                            ====       ===        ===        ====
Analysis of policy owners' equity
Excess (deficiency) of proceeds from sales over payments for redemptions    $798       $ 4        $ 3        $156
Accumulated net investment income (loss)................................       1        --         --          --
Accumulated net realized gain (loss) on sales of investments............     (27)       --         --          --
Unrealized appreciation (depreciation) of investments...................     (23)       --         --           8
                                                                            ----       ---        ---        ----
Policy owners' equity...................................................    $749       $ 4        $ 3        $164
                                                                            ====       ===        ===        ====

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001
                                (in thousands)

                                                                                                      American Century
                                                        The Alger American Fund                   Variable Portfolios, Inc.
                                         -----------------------------------------------------  -----------------------------
                                                                 Alger      Alger      Alger       American
                            Total KILICO   Alger      Alger     American   American   American    Century VP      American
                              Variable    American   American  Income and Leveraged    MidCap      Income &      Century VP
                              Separate    Balanced    Growth     Growth     AllCap     Growth       Growth     International
                              Account    Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount (a) Subaccount (a)
                            ------------ ---------- ---------- ---------- ---------- ---------- -------------- --------------
Revenue
Dividend income............   $  2,392      $  9      $ 27        $ 11       $  4       $ 80         $--            $--
                              --------      ----       ----       ----       ----       ----         ---            ---
Expenses
Mortality and expense risk
 charges...................        375         2         1           1          2          1          --             --
Cost of insurance..........      4,367        12        44          30         --         46          --             --
                              --------      ----       ----       ----       ----       ----         ---            ---
   Total expenses..........      4,742        14        45          31          2         47          --             --
                              --------      ----       ----       ----       ----       ----         ---            ---
Net investment income
 (loss)....................     (2,350)       (5)      (18)        (20)         2         33          --             --
                              --------      ----       ----       ----       ----       ----         ---            ---
Net realized and unrealized
 gain (loss) on
 investments
Net realized gain (loss) on
 sale of investments.......     (2,917)       (2)       (4)         (4)        (6)       (32)         --             --
Change in unrealized
 appreciation
 (depreciation) of
 investments...............     (5,457)       (6)      (40)        (17)       (11)       (47)         --             --
                              --------      ----       ----       ----       ----       ----         ---            ---
Net realized and unrealized
 gain (loss) on
 investments...............     (8,374)       (8)      (44)        (21)       (17)       (79)         --             --
                              --------      ----       ----       ----       ----       ----         ---            ---
Net increase (decrease) in
 policy owners' equity
 resulting from
 operations................   $(10,724)     $(13)     $(62)       $(41)      $(15)      $(46)        $--            $--
                              ========      ====       ====       ====       ====       ====         ===            ===

--------
(a)For the period (commencement of operations): August 17, 2001--American Century VP Income & Growth Subaccount; October 1, 2001--American Century VP International Subaccount; August 24, 2001--American Century VP Ultra Subaccount; August 7, 2001--American Century VP Value Subaccount and September 24, 2001--AST American Century International Growth I Subaccount to December 31, 2001

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                     For the year ended December 31, 2001
                                (in thousands)

                             American Century Variable
                                 Portfolios, Inc.                                American Skandia Trust
                           ----------------------------  ----------------------------------------------------------------------
                                                                       AST American     AST                   AST        AST
                              American       American    AST Alliance    Century      INVESCO      AST     Neuberger     PBHG
                             Century VP     Century VP     Growth &   International    Equity     JanCap    Mid-Cap   Small Cap
                               Ultra          Value         Income       Growth I      Income     Growth     Growth     Growth
                           Subaccount (a) Subaccount (a)  Subaccount  Subaccount (a) Subaccount Subaccount Subaccount Subaccount
                           -------------- -------------- ------------ -------------- ---------- ---------- ---------- ----------
Revenue
Dividend income...........      $--            $--           $159          $ --        $  26     $    --     $ 264      $ 126
                                ---            ---          ------         ----        -----     -------     -----      -----
Expenses
Mortality and expense
 risk charges.............       --             --             12           (14)           6          39        13          3
Cost of insurance.........       --              1            189            17          131         948       260         85
                                ---            ---          ------         ----        -----     -------     -----      -----
   Total expenses.........       --              1            201             3          137         987       273         88
                                ---            ---          ------         ----        -----     -------     -----      -----
Net investment income
 (loss)...................       --             (1)          (42)            (3)        (111)       (987)       (9)        38
                                ---            ---          ------         ----        -----     -------     -----      -----
Net realized and
 unrealized gain (loss)
 on investments
Net realized gain (loss)
 on sale of investments...       --             --            (6)             1           (9)       (233)      (30)      (164)
Change in unrealized
 appreciation
 (depreciation) of
 investments..............       --              3          (151)            30          (95)     (1,931)     (749)       (34)
                                ---            ---          ------         ----        -----     -------     -----      -----
Net realized and
 unrealized gain (loss)
 on investments...........       --              3          (157)            31         (104)     (2,164)     (779)      (198)
                                ---            ---          ------         ----        -----     -------     -----      -----
Net increase (decrease) in
 policy owners' equity
 resulting from
 operations...............      $--            $ 2         $(199)          $ 28        $(215)    $(3,151)    $(788)     $(160)
                                ===            ===          ======         ====        =====     =======     =====      =====

--------
(a)For the period (commencement of operations): August 17, 2001--American Century VP Income & Growth Subaccount; October 1, 2001--American Century VP International Subaccount; August 24, 2001--American Century VP Ultra Subaccount; August 7, 2001--American Century VP Value Subaccount and September 24, 2001--AST American Century International Growth I Subaccount to December 31, 2001

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                     For the year ended December 31, 2001
                                (in thousands)


                                    American Skandia Trust                    Credit Suisse Trust
                     ---------------------------------------------------  --------------------------
                                                                 AST
                                       AST          AST       American    Credit Suisse Credit Suisse
                       AST PIMCO      PIMCO       T. Rowe      Century        Trust     Trust Global
                        Limited    Total Return Price Asset International   Emerging    Post-Venture
                     Maturity Bond     Bond     Allocation    Growth II      Markets       Capital
                      Subaccount    Subaccount  Subaccount   Subaccount    Subaccount    Subaccount
                     ------------- ------------ ----------- ------------- ------------- -------------
Revenue
Dividend income.....      $ 3          $  8        $  69        $ 124          $--           $--
                          ---          ----        -----        -----          ---           ---
Expenses
Mortality and
 expense risk
 charges............       --             1            5           15           --            --
Cost of insurance...        8            28           92           49           --            --
                          ---          ----        -----        -----          ---           ---
   Total expenses...        8            29           97           64           --            --
                          ---          ----        -----        -----          ---           ---
Net investment
 income (loss)......       (5)          (21)         (28)          60           --            --
                          ---          ----        -----        -----          ---           ---
Net realized and
 unrealized gain
 (loss) on
 investments
Net realized gain
 (loss) on sale of
 investments........       --             1           (5)        (357)          --            (7)
Change in unrealized
 appreciation
 (depreciation) of
 investments........        1             4          (91)          39           (2)           (2)
                          ---          ----        -----        -----          ---           ---
Net realized and
 unrealized gain
 (loss) on
 investments........        1             5          (96)        (318)          (2)           (9)
                          ---          ----        -----        -----          ---           ---
Net increase
 (decrease) in
 policy owners'
 equity resulting
 from operations....      $(4)         $(16)       $(124)       $(258)         $(2)          $(9)
                          ===          ====        =====        =====          ===           ===

                       Deutsche Asset Management
                               VIT Funds
                     -----------------------------


                      Deutsche VIT   Deutsche VIT
                      EAFE Equity     Small Cap
                         Index          Index
                     Subaccount (b) Subaccount (b)
                     -------------- --------------
Revenue
Dividend income.....      $--            $--
                          ---            ---
Expenses
Mortality and
 expense risk
 charges............       --             --
Cost of insurance...       --             --
                          ---            ---
   Total expenses...       --             --
                          ---            ---
Net investment
 income (loss)......       --             --
                          ---            ---
Net realized and
 unrealized gain
 (loss) on
 investments
Net realized gain
 (loss) on sale of
 investments........       --             --
Change in unrealized
 appreciation
 (depreciation) of
 investments........       --             --
                          ---            ---
Net realized and
 unrealized gain
 (loss) on
 investments........       --             --
                          ---            ---
Net increase
 (decrease) in
 policy owners'
 equity resulting
 from operations....      $--            $--
                          ===            ===

--------
(b)For the period (commencement of operations): August 21, 2001--Deutsche VIT EAFE Equity Index Subaccount and August 10, 2001--Deutsche VIT Small Cap Subaccount to December 31, 2001.

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                     For the year ended December 31, 2001
                                (in thousands)

                                              Dreyfus
                                  Dreyfus    Socially
                                   Life &   Responsible   Dreyfus
                                  Annuity     Growth     Investment      Dreyfus Variable       Fidelity Variable Insurance
                                 Index Fund Fund, Inc.   Portfolios      Investment Fund               Products Fund
                                 ---------- ----------- ------------ -----------------------  -------------------------------
                                              Dreyfus
                                  Dreyfus    Socially   Dreyfus I.P.                           Fidelity              Fidelity
                                   Stock    Responsible   Mid Cap    Dreyfus VIF  Dreyfus VIF VIP Equity  Fidelity   VIP High
                                 Index Fund Growth Fund    Stock     Appreciation  Small Cap    Income   VIP Growth   Income
                                 Subaccount Subaccount   Subaccount   Subaccount  Subaccount  Subaccount Subaccount Subaccount
                                 ---------- ----------- ------------ ------------ ----------- ---------- ---------- ----------
Revenue
Dividend income.................    $ 1        $ --         $--          $--         $ 10        $ 11       $  3       $  2
                                    ---        ----         ---          ---         ----        ----       ----       ----
Expenses
Mortality and expense risk
 charges........................     --           1           1           --           --           3          1         --
Cost of insurance...............      9           3          --            3           20          44         24          7
                                    ---        ----         ---          ---         ----        ----       ----       ----
   Total expenses...............      9           4           1            3           20          47         25          7
                                    ---        ----         ---          ---         ----        ----       ----       ----
Net investment income (loss)....     (8)         (4)         (1)          (3)         (10)        (36)       (22)        (5)
                                    ---        ----         ---          ---         ----        ----       ----       ----
Net realized and unrealized
 gain (loss) on investments
Net realized gain (loss) on sale
 of investments.................     (1)         (2)         (2)          --           (1)         (2)        (2)        (3)
Change in unrealized
 appreciation (depreciation)
 of investments.................      1         (25)          8           --           (4)        (16)       (13)        (4)
                                    ---        ----         ---          ---         ----        ----       ----       ----
Net realized and unrealized
 gain (loss) on investments.....     --         (27)          6           --           (5)        (18)       (15)        (7)
                                    ---        ----         ---          ---         ----        ----       ----       ----
Net increase (decrease) in
 policy owners' equity
 resulting from operations......    $(8)       $(31)        $ 5          $(3)        $(15)       $(54)      $(37)      $(12)
                                    ===        ====         ===          ===         ====        ====       ====       ====

--------
(b)For the period (commencement of operations): August 21, 2001--Deutsche VIT EAFE Equity Index Subaccount and August 10, 2001--Deutsche VIT Small Cap Subaccount to December 31, 2001.

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                     For the year ended December 31, 2001
                                (in thousands)

                                     Fidelity                          Fidelity
                                     Variable                          Variable
                                    Insurance        Fidelity          Insurance
                                     Products   Variable Insurance     Products                  Franklin Templeton
                                       Fund      Products Fund II      Fund III          Variable Insurance Products Trust
                                    ---------- --------------------  ------------- ---------------------------------------------
                                                                                              Templeton  Templeton
                                     Fidelity   Fidelity   Fidelity  Fidelity VIP  Templeton  Developing   Global     Templeton
                                       VIP       VIP II     VIP II    III Growth     Asset     Markets     Income   International
                                     Overseas  Contrafund Index 500  Opportunities  Strategy  Securities Securities  Securities
                                    Subaccount Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount
                                    ---------- ---------- ---------- ------------- ---------- ---------- ---------- -------------
Revenue
Dividend income....................    $ 1       $  51      $  14        $   2        $ 1        $--         $--         $ 1
                                       ---       -----      -----        -----        ---        ---        ----         ---
Expenses
Mortality and expense risk
 charges...........................     --          11         12            5         --         --          --          (1)
Cost of insurance..................      3         284        253           98          1          4          --           1
                                       ---       -----      -----        -----        ---        ---        ----         ---
   Total expenses..................      3         295        265          103          1          4          --          --
                                       ---       -----      -----        -----        ---        ---        ----         ---
Net investment income (loss).......     (2)       (244)      (251)        (101)        --         (4)         --           1
                                       ---       -----      -----        -----        ---        ---        ----         ---
Net realized and unrealized gain
 (loss) on investments
Net realized gain (loss) on sale of
 investments.......................     --         (33)       (10)         (18)        (1)        (1)         --          --
Change in unrealized
 appreciation (depreciation) of
 investments.......................     (3)       (212)      (167)         (65)        --         (1)         --          (2)
                                       ---       -----      -----        -----        ---        ---        ----         ---
Net realized and unrealized gain
 (loss) on investments.............     (3)       (245)      (177)         (83)        (1)        (2)         --          (2)
                                       ---       -----      -----        -----        ---        ---        ----         ---
Net increase (decrease) in policy
 owners' equity resulting from
 operations........................    $(5)      $(489)     $(428)       $(184)       $(1)       $(6)        $--         $(1)
                                       ===       =====      =====        =====        ===        ===        ====         ===

--------
(d)For the period (commencement of operations): June 5, 2001--INVESCO Dynamics Subaccount and INVESCO Technology Subaccount; June 15, 2001 INVESCO Financial Services Subaccount; and July 24, 2001--Invesco Telecommunications Subaccount to December 31, 2001.

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                     For the year ended December 31, 2001
                                (in thousands)

                                            INVESCO Variable Investment Funds, Inc.
                             ----------------------------------------------------------------------

                                             INVESCO VIF                   INVESCO VIF    INVESCO
                              INVESCO VIF     Financial     INVESCO VIF      Telecom-       VIF
                                Dynamics       Services      Technology    munications   Utilities
                             Subaccount (d) Subaccount (d) Subaccount (d) Subaccount (d) Subaccount
                             -------------- -------------- -------------- -------------- ----------
Revenue
Dividend income.............      $--            $--            $--            $--          $--
                                  ---            ---            ---            ---          ---
Expenses
Mortality and expense risk
 charges....................       --             --             --             --           --
Cost of insurance...........        1              1              2              1           --
                                  ---            ---            ---            ---          ---
   Total expenses...........        1              1              2              1           --
                                  ---            ---            ---            ---          ---
Net investment income (loss)       (1)            (1)            (2)            (1)          --
                                  ---            ---            ---            ---          ---
Net realized and unrealized
 gain (loss) on investments
Net realized gain (loss) on
 sale of investments........       --             --             --             --           --
Change in unrealized
 appreciation (depreciation)
 of investments.............        1              1              2             --           --
                                  ---            ---            ---            ---          ---
Net realized and unrealized
 gain (loss) on investments.        1              1              2             --           --
                                  ---            ---            ---            ---          ---
Net increase (decrease) in
 policy owners' equity
 resulting from operations..      $--            $--            $--            $(1)         $--
                                  ===            ===            ===            ===          ===

                                     Janus Aspen Series
                             ---------------------------------
                               Janus                  Janus
                               Aspen      Janus       Aspen
                             Aggressive   Aspen      Capital
                               Growth    Balanced  Appreciation
                             Subaccount Subaccount  Subaccount
                             ---------- ---------- ------------
Revenue
Dividend income.............   $  --       $  5       $   5
                               -----       ----       -----
Expenses
Mortality and expense risk
 charges....................      (1)         1           1
Cost of insurance...........      61         27         190
                               -----       ----       -----
   Total expenses...........      60         28         191
                               -----       ----       -----
Net investment income (loss)     (60)       (23)       (186)
                               -----       ----       -----
Net realized and unrealized
 gain (loss) on investments
Net realized gain (loss) on
 sale of investments........     (25)        (1)        (25)
Change in unrealized
 appreciation (depreciation)
 of investments.............     (62)        (5)        (65)
                               -----       ----       -----
Net realized and unrealized
 gain (loss) on investments.     (87)        (6)        (90)
                               -----       ----       -----
Net increase (decrease) in
 policy owners' equity
 resulting from operations..   $(147)      $(29)      $(276)
                               =====       ====       =====

--------
(d)For the period (commencement of operations): June 5, 2001--INVESCO Dynamics Subaccount and INVESCO Technology Subaccount; June 15, 2001 INVESCO Financial Services Subaccount; and July 24, 2001--Invesco Telecommunications Subaccount to December 31, 2001.

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                     For the year ended December 31, 2001
                                (in thousands)

                                                                                      PIMCO Variable       Scudder Variable
                                                  Janus Aspen Series                  Insurance Trust          Series I
                                    ---------------------------------------------  --------------------  --------------------
                                      Janus                               Janus                 PIMCO     Scudder
                                      Aspen      Janus     Janus Aspen    Aspen      PIMCO       Low        21st
                                     Flexible    Aspen    International Worldwide   Foreign    Duration   Century    Scudder
                                      Income     Growth      Growth       Growth      Bond       Bond      Growth      Bond
                                    Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount Subaccount Subaccount
                                    ---------- ---------- ------------- ---------- ---------- ---------- ---------- ----------
Revenue
Dividend income....................    $ 1       $   1        $  1         $  1       $ 1        $ 1        $ --       $--
                                       ---       -----        ----         ----       ---        ---        ----       ---
Expenses
Mortality and expense risk charges.     --          --          --            1        --         --           2        --
Cost of insurance..................      2          55          29           43         6          6          --         7
                                       ---       -----        ----         ----       ---        ---        ----       ---
   Total expenses..................      2          55          29           44         6          6           2         7
                                       ---       -----        ----         ----       ---        ---        ----       ---
Net investment income (loss).......     (1)        (54)        (28)         (43)       (5)        (5)         (2)       (7)
                                       ---       -----        ----         ----       ---        ---        ----       ---
Net realized and unrealized gain
 (loss) on investments
Net realized gain (loss) on sale of
 investments.......................     --         (19)         (2)         (12)       --         --         (16)       --
Change in unrealized appreciation
 (depreciation) of investments.....     --         (49)        (14)         (28)        1         --         (27)       --
                                       ---       -----        ----         ----       ---        ---        ----       ---
Net realized and unrealized gain
 (loss) on investments.............     --         (68)        (16)         (40)        1         --         (43)       --
                                       ---       -----        ----         ----       ---        ---        ----       ---
Net increase (decrease) in policy
 owners' equity resulting from
 operations........................    $(1)      $(122)       $(44)        $(83)      $(4)       $(5)       $(45)      $(7)
                                       ===       =====        ====         ====       ===        ===        ====       ===

--------
(e)For the period (commencement of operations): October 15, 2001--December 31, 2001.

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                     For the year ended December 31, 2001
                                (in thousands)

                                                                                                             Scudder Variable
                                                         Scudder Variable Series I                               Series II
                                  -----------------------------------------------------------------------  --------------------
                                   Scudder    Scudder    Scudder      Scudder                    Scudder    Scudder
                                   Capital     Global     Growth       Health        Scudder      Money    Aggressive  Scudder
                                    Growth   Discovery  and Income    Sciences    International   Market     Growth   Blue Chip
                                  Subaccount Subaccount Subaccount Subaccount (e)  Subaccount   Subaccount Subaccount Subaccount
                                  ---------- ---------- ---------- -------------- ------------- ---------- ---------- ----------
Revenue
Dividend income..................    $ 35       $  6      $  13         $--           $  66        $ 1        $  3       $  1
                                     ----       ----      -----         ---           -----        ---        ----       ----
Expenses
Mortality and expense risk
 charges.........................       3          5          4          --               3         --           3          3
Cost of insurance................       4         --         96          --              55          3          --         --
                                     ----       ----      -----         ---           -----        ---        ----       ----
   Total expenses................       7          5        100          --              58          3           3          3
                                     ----       ----      -----         ---           -----        ---        ----       ----
Net investment income (loss).....      28          1        (87)         --               8         (2)         --         (2)
                                     ----       ----      -----         ---           -----        ---        ----       ----
Net realized and unrealized gain
 (loss) on investments
Net realized gain (loss) on sale
 of investments..................     (17)       (25)       (11)         --             (27)        --         (25)       (23)
Change in unrealized
 appreciation (depreciation) of
 investments.....................     (75)       (59)       (45)         --            (161)        --         (48)       (43)
                                     ----       ----      -----         ---           -----        ---        ----       ----
Net realized and unrealized gain
 (loss) on investments...........     (92)       (84)       (56)         --            (188)        --         (73)       (66)
                                     ----       ----      -----         ---           -----        ---        ----       ----
Net increase (decrease) in policy
 owners' equity resulting from
 operations......................    $(64)      $(83)     $(143)        $--           $(180)       $(2)       $(73)      $(68)
                                     ====       ====      =====         ===           =====        ===        ====       ====

--------
(e)For the period (commencement of operations): October 15, 2001-December 31, 2001.

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                     For the year ended December 31, 2001
                                (in thousands)

                                                                   Scudder Variable Series II
                                    ----------------------------------------------------------------------------------------
                                     Scudder    Scudder    Scudder
                                    Contrarian   Global   Government  Scudder    Scudder     Scudder     Scudder    Scudder
                                      Value    Blue Chip  Securities   Growth   High Yield Horizon 10+ Horizon 20+ Horizon 5
                                    Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount  Subaccount  Subaccount
                                    ---------- ---------- ---------- ---------- ---------- ----------- ----------- ----------
Revenue
Dividend income....................    $--        $  3       $190      $ 282       $ 95        $--         $--        $10
                                       ---        ----       ----      -----       ----        ---         ---        ---
Expenses
Mortality and expense risk
 charges...........................     --           1         46         16          3         --          --         --
Cost of insurance..................     --          --         75        170         45         --          --         --
                                       ---        ----       ----      -----       ----        ---         ---        ---
   Total expenses..................     --           1        121        186         48         --          --         --
                                       ---        ----       ----      -----       ----        ---         ---        ---
Net investment income (loss).......     --           2         69         46         47         --          --         10
                                       ---        ----       ----      -----       ----        ---         ---        ---
Net realized and unrealized gain
 (loss) on investments
Net realized gain (loss) on sale of
 investments.......................      1          (3)        19       (928)       (86)        --          --         (6)
Change in unrealized
 appreciation (depreciation) of
 investments.......................      1         (16)       144          7          1         --          --         --
                                       ---        ----       ----      -----       ----        ---         ---        ---
Net realized and unrealized gain
 (loss) on investments.............      2         (19)       163       (921)       (85)        --          --         (6)
                                       ---        ----       ----      -----       ----        ---         ---        ---
Net increase (decrease) in policy
 owners' equity resulting from
 operations........................    $ 2        $(17)      $232      $(875)      $(38)       $--         $--        $ 4
                                       ===        ====       ====      =====       ====        ===         ===        ===

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                     For the year ended December 31, 2001
                                (in thousands)

                                                                    Scudder Variable Series II
                                    -----------------------------------------------------------------------------------------
                                                   Scudder
                                       Scudder    Investment  Scudder               Scudder    Scudder    Scudder    Scudder
                                    International   Grade      Money     Scudder   Small Cap  Small Cap  Strategic  Technology
                                      Research       Bond      Market   New Europe   Growth     Value      Income     Growth
                                     Subaccount   Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                                    ------------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Revenue
Dividend income....................     $  53        $ 9       $ 111       $  1     $   326      $--        $--       $  --
                                        -----        ---       -----       ----     -------      ---        ---       -----
Expenses
Mortality and expense risk
 charges...........................         4          2          92          1          20       --         --           2
Cost of insurance..................        48          2         244         --         374       --         --          --
                                        -----        ---       -----       ----     -------      ---        ---       -----
   Total expenses..................        52          4         336          1         394       --         --           2
                                        -----        ---       -----       ----     -------      ---        ---       -----
Net investment income (loss).......         1          5        (225)        --         (68)      --         --          (2)
                                        -----        ---       -----       ----     -------      ---        ---       -----
Net realized and unrealized gain
 (loss) on investments
Net realized gain (loss) on sale of
 investments.......................       (24)         1          --         (1)       (104)      --         --        (111)
Change in unrealized appreciation
 (depreciation) of investments.....      (121)        --          --        (16)     (1,008)       7         --         (21)
                                        -----        ---       -----       ----     -------      ---        ---       -----
Net realized and unrealized gain
 (loss) on investments.............      (145)         1          --        (17)     (1,112)       7         --        (132)
                                        -----        ---       -----       ----     -------      ---        ---       -----
Net increase (decrease) in policy
 owners' equity resulting from
 operations........................     $(144)       $ 6       $(225)      $(17)    $(1,180)     $ 7        $--       $(134)
                                        =====        ===       =====       ====     =======      ===        ===       =====

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                     For the year ended December 31, 2001
                                (in thousands)

                                                               Scudder Variable Series II
                             ----------------------------------------------------------------------------------------------
                                           SVS         SVS                                  SVS
                              Scudder     Dreman     Dreman                   SVS Focus   Focused      SVS
                               Total    Financial  High Return  SVS Dynamic    Value +   Large Cap  Growth and  SVS Growth
                               Return    Services    Equity        Growth       Growth     Growth     Income   Opportunities
                             Subaccount Subaccount Subaccount  Subaccount (f) Subaccount Subaccount Subaccount  Subaccount
                             ---------- ---------- ----------- -------------- ---------- ---------- ---------- -------------
Revenue
Dividend income.............   $ 197       $ 2          $8          $--          $  4       $ --       $  2        $  --
                               -----       ---        ----          ---          ----       ----       ----        -----
Expenses
Mortality and expense risk
 charges....................      25         1           7           --             1         --          4            4
Cost of insurance...........      53        --          70           --             3         --         --           --
                               -----       ---        ----          ---          ----       ----       ----        -----
   Total expenses...........      78         1          77           --             4         --          4            4
                               -----       ---        ----          ---          ----       ----       ----        -----
Net investment income (loss)     119         1         (69)          --            --         --         (2)          (4)
                               -----       ---        ----          ---          ----       ----       ----        -----
Net realized and unrealized
 gain (loss) on investments
Net realized gain (loss) on
 sale of investments........    (422)       --          10           --            (2)        (7)       (15)         (50)
Change in unrealized
 appreciation (depreciation)
 of investments.............      18         1         (22)          --           (16)       (39)       (34)         (59)
                               -----       ---        ----          ---          ----       ----       ----        -----
Net realized and unrealized
 gain (loss) on investments.    (404)        1         (12)          --           (18)       (46)       (49)        (109)
                               -----       ---        ----          ---          ----       ----       ----        -----
Net increase (decrease) in
 policy owners' equity
 resulting from operations..   $(285)      $ 2        $(81)         $--          $(18)      $(46)      $(51)       $(113)
                               =====       ===        ====          ===          ====       ====       ====        =====

--------
(f)For the period (commencement of operations): November 13, 2001--SVS Dynamic Growth Subaccount; December 17, 2001--SVS MidCap Growth Subaccount and SVS Strategic Equity Subaccount and October 15, 2001--SVS Venture Value Subaccount to December 31, 2001.

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                     For the year ended December 31, 2001
                                (in thousands)


                                                                                         Scudder Variable Series II
                                                                           ----------------------------------------
                                                                              SVS      SVS Mid Cap   SVS Strategic
                                                                           Index 500      Growth         Equity
                                                                           Subaccount Subaccount (f) Subaccount (f)
                                                                           ---------- -------------- --------------
Revenue
Dividend income...........................................................    $  1         $--            $--
                                                                              ----         ---            ---
Expenses
Mortality and expense risk charges........................................       1          --             --
Cost of insurance.........................................................      --          --             --
                                                                              ----         ---            ---
   Total expenses.........................................................       1          --             --
                                                                              ----         ---            ---
Net investment income (loss)..............................................      --          --             --
                                                                              ----         ---            ---
Net realized and unrealized gain (loss) on investments
Net realized gain (loss) on sale of investments...........................     (28)         --             --
Change in unrealized appreciation (depreciation) of investments...........     (14)         --             --
                                                                              ----         ---            ---
Net realized and unrealized gain (loss) on investments....................     (42)         --             --
                                                                              ----         ---            ---
Net increase (decrease) in policy owners' equity resulting from operations    $(42)        $--            $--
                                                                              ====         ===            ===



                                                                            SVS Venture
                                                                               Value
                                                                           Subaccount (f)
                                                                           --------------
Revenue
Dividend income...........................................................      $--
                                                                                ---
Expenses
Mortality and expense risk charges........................................       --
Cost of insurance.........................................................       --
                                                                                ---
   Total expenses.........................................................       --
                                                                                ---
Net investment income (loss)..............................................       --
                                                                                ---
Net realized and unrealized gain (loss) on investments
Net realized gain (loss) on sale of investments...........................       --
Change in unrealized appreciation (depreciation) of investments...........        8
                                                                                ---
Net realized and unrealized gain (loss) on investments....................        8
                                                                                ---
Net increase (decrease) in policy owners' equity resulting from operations      $ 8
                                                                                ===

--------
(f)For the period (commencement of operations): November 13, 2001--SVS Dynamic Growth Subaccount; December 17, 2001--SVS MidCap Growth Subaccount and SVS Strategic Equity Subaccount and October 15, 2001--SVS Venture Value Subaccount to December 31, 2001.

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT



                 STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY



                     For the year ended December 31, 2001


                                (in thousands)




                                                                The Alger American Fund
                                                 -----------------------------------------------------
                                        Total                            Alger      Alger      Alger
                                        KILICO     Alger      Alger     American   American   American
                                       Variable   American   American  Income and Leveraged    MidCap
                                       Separate   Balanced    Growth     Growth     AllCap     Growth
                                       Account   Subaccount Subaccount Subaccount Subaccount Subaccount
                                       --------  ---------- ---------- ---------- ---------- ----------
Operations
Net investment income (loss).......... $ (2,350)    $ (5)      $(18)      $(20)      $  2       $ 33
Net realized gain (loss) on sale of
 investments..........................   (2,917)      (2)        (4)        (4)        (6)       (32)
Change in unrealized appreciation
 (depreciation) of investments........   (5,457)      (6)       (40)       (17)       (11)       (47)
                                       --------     ----       ----       ----       ----       ----
   Net increase (decrease) in policy
    owners' equity resulting from
    operations........................  (10,724)     (13)       (62)       (41)       (15)       (46)
                                       --------     ----       ----       ----       ----       ----
Policy owners' equity transactions
Proceeds from sales...................   21,148       70        164        137         17        171
Net transfer (to) from affiliate and
 subaccounts..........................    3,248      310        249        194        126        190
Payments for redemptions..............   (5,222)      (5)        (4)        (1)        (5)        (2)
                                       --------     ----       ----       ----       ----       ----
   Net increase (decrease) from
    policy owners' equity
    transactions......................   19,174      375        409        330        138        359
                                       --------     ----       ----       ----       ----       ----
   Total increase (decrease) in
    policy owners' equity.............    8,450      362        347        289        123        313
                                       --------     ----       ----       ----       ----       ----
Policy owners' equity
Beginning of period...................   37,158      142         42          8         69         64
                                       --------     ----       ----       ----       ----       ----
End of period......................... $ 45,608     $504       $389       $297       $192       $377
                                       ========     ====       ====       ====       ====       ====


                                         American Century Variable
                                             Portfolios, Inc.
                                       -----------------------------
                                          American
                                         Century VP      American
                                          Income &      Century VP
                                           Growth     International
                                       Subaccount (a) Subaccount (a)
                                       -------------- --------------
Operations
Net investment income (loss)..........      $--            $--
Net realized gain (loss) on sale of
 investments..........................       --             --
Change in unrealized appreciation
 (depreciation) of investments........       --             --
                                            ---            ---
   Net increase (decrease) in policy
    owners' equity resulting from
    operations........................       --             --
                                            ---            ---
Policy owners' equity transactions
Proceeds from sales...................       --             --
Net transfer (to) from affiliate and
 subaccounts..........................       14              1
Payments for redemptions..............       --             --
                                            ---            ---
   Net increase (decrease) from
    policy owners' equity
    transactions......................       14              1
                                            ---            ---
   Total increase (decrease) in
    policy owners' equity.............       14              1
                                            ---            ---
Policy owners' equity
Beginning of period...................       --             --
                                            ---            ---
End of period.........................      $14            $ 1
                                            ===            ===

--------

(a)For the period (commencement of operations): August 17, 2001--American Century Income & Growth Subaccount; October 1, 2001--American Century International Subaccount; August 24, 2001--American Century Ultra Subaccount; August 7, 2001--American Century Value Subaccount and September 24, 2001--AST American Century International Growth I Subaccount to December 31, 2001.



   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT



           STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY (continued)





                     For the year ended December 31, 2001


                                (in thousands)



                                      American Century Variable
                                          Portfolios, Inc.                               American Skandia Trust
                                    ----------------------------  ----------------------------------------------------------
                                                                                  AST
                                                                     AST        American       AST                   AST
                                       American       American     Alliance     Century      INVESCO      AST     Neuberger
                                      Century VP     Century VP    Growth &  International    Equity     JanCap    Mid-Cap
                                        Ultra          Value        Income      Growth I      Income     Growth     Growth
                                    Subaccount (a) Subaccount (a) Subaccount Subaccount (a) Subaccount Subaccount Subaccount
                                    -------------- -------------- ---------- -------------- ---------- ---------- ----------
Operations
Net investment income (loss).......      $--            $(1)        $  (42)       $ (3)       $(111)    $  (987)    $   (9)
Net realized gain (loss) on sale of
 investments.......................       --             --             (6)          1           (9)       (233)       (30)
Change in unrealized
 appreciation (depreciation) of
 investments.......................       --              3           (151)         30          (95)     (1,931)      (749)
                                         ---            ---         ------        ----        -----     -------     ------
   Net increase (decrease) in
    policy owners' equity
    resulting from operations......       --              2           (199)         28         (215)     (3,151)      (788)
                                         ---            ---         ------        ----        -----     -------     ------
Policy owners' equity transactions
Proceeds from sales................        1             12            374          41          275       2,469        672
Net transfer (to) from affiliate
 and subaccounts...................        2             32             20         345          (45)       (227)       (24)
Payments for redemptions...........       --             --           (105)         (2)         (89)       (439)      (118)
                                         ---            ---         ------        ----        -----     -------     ------
   Net increase (decrease) from
    policy owners' equity
    transactions...................        3             44            289         384          141       1,803        530
                                         ---            ---         ------        ----        -----     -------     ------
   Total increase (decrease) in
    policy owners' equity..........        3             46             90         412          (74)     (1,348)      (258)
                                         ---            ---         ------        ----        -----     -------     ------
Policy owners' equity
Beginning of period................       --             --          1,303          --          876       6,494      1,893
                                         ---            ---         ------        ----        -----     -------     ------
End of period......................      $ 3            $46         $1,393        $412        $ 802     $ 5,146     $1,635
                                         ===            ===         ======        ====        =====     =======     ======






                                       AST
                                       PBHG
                                    Small Cap
                                      Growth
                                    Subaccount
                                    ----------
Operations
Net investment income (loss).......   $  38
Net realized gain (loss) on sale of
 investments.......................    (164)
Change in unrealized
 appreciation (depreciation) of
 investments.......................     (34)
                                      -----
   Net increase (decrease) in
    policy owners' equity
    resulting from operations......    (160)
                                      -----
Policy owners' equity transactions
Proceeds from sales................      23
Net transfer (to) from affiliate
 and subaccounts...................     (63)
Payments for redemptions...........     (65)
                                      -----
   Net increase (decrease) from
    policy owners' equity
    transactions...................    (105)
                                      -----
   Total increase (decrease) in
    policy owners' equity..........    (265)
                                      -----
Policy owners' equity
Beginning of period................     864
                                      -----
End of period......................   $ 599
                                      =====

--------

(a)For the period (commencement of operations): August 17, 2001--American Century Income & Growth Subaccount; October 1, 2001--American Century International Subaccount; August 24, 2001--American Century Ultra Subaccount; August 7, 2001--American Century Value Subaccount and September 24, 2001--AST American Century International Growth I Subaccount to December 31, 2001.



   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                     For the year ended December 31, 2001
                                (in thousands)


                                        American Skandia Trust                Credit Suisse Trust
                            ----------------------------------------------  -----------------------
                               AST        AST                      AST        Credit
                              PIMCO      PIMCO        AST       American      Suisse   Credit Suisse
                             Limited     Total      T. Rowe      Century      Trust    Trust Global
                             Maturity    Return   Price Asset International  Emerging  Post-Venture
                               Bond       Bond    Allocation    Growth II    Markets      Capital
                            Subaccount Subaccount Subaccount   Subaccount   Subaccount  Subaccount
                            ---------- ---------- ----------- ------------- ---------- -------------
Operations
Net investment income
 (loss)....................    $(5)       $(21)      $ (28)       $  60        $--          $--
Net realized gain (loss) on
 sale of investments.......     --           1          (5)        (357)        --           (7)
Change in unrealized
 appreciation
 (depreciation) of
 investments...............      1           4         (91)          39         (2)          (2)
                               ---        ----       -----        -----        ---          ---
   Net increase
    (decrease) in policy
    owners' equity
    resulting from
    operations.............     (4)        (16)       (124)        (258)        (2)          (9)
                               ---        ----       -----        -----        ---          ---
Policy owners' equity
 transactions
Proceeds from sales........     15          61         183          132         --           --
Net transfer (to) from
 affiliate and subaccounts.      8          58         (26)        (369)        24           12
Payments for redemptions...     (4)        (15)        (38)         (42)        --           --
                               ---        ----       -----        -----        ---          ---
   Net increase
    (decrease) from
    policy owners'
    equity transactions....     19         104         119         (279)        24           12
                               ---        ----       -----        -----        ---          ---
   Total increase
    (decrease) in policy
    owners' equity.........     15          88          (5)        (537)        22            3
                               ---        ----       -----        -----        ---          ---
Policy owners' equity
Beginning of period........     48         153         550          537         --           22
                               ---        ----       -----        -----        ---          ---
End of period..............    $63        $241       $ 545        $  --        $22          $25
                               ===        ====       =====        =====        ===          ===

                              Deutsche Asset Management
                                      VIT Funds
                            -----------------------------


                             Deutsche VIT   Deutsche VIT
                             EAFE Equity     Small Cap
                                Index          Index
                            Subaccount (b) Subaccount (b)
                            -------------- --------------
Operations
Net investment income
 (loss)....................      $--            $--
Net realized gain (loss) on
 sale of investments.......       --             --
Change in unrealized
 appreciation
 (depreciation) of
 investments...............       --             --
                                 ---            ---
   Net increase
    (decrease) in policy
    owners' equity
    resulting from
    operations.............       --             --
                                 ---            ---
Policy owners' equity
 transactions
Proceeds from sales........       --             --
Net transfer (to) from
 affiliate and subaccounts.        2              3
Payments for redemptions...       --             --
                                 ---            ---
   Net increase
    (decrease) from
    policy owners'
    equity transactions....        2              3
                                 ---            ---
   Total increase
    (decrease) in policy
    owners' equity.........        2              3
                                 ---            ---
Policy owners' equity
Beginning of period........       --             --
                                 ---            ---
End of period..............      $ 2            $ 3
                                 ===            ===

--------
(b)For the period (commencement of operations): August 21, 2001--Deutsche VIT EAFE Equity Index Subaccount and August 10, 2001--Deutsche VIT Small Cap Subaccount to December 31, 2001.

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                     For the year ended December 31, 2001
                                (in thousands)

                                                  Dreyfus
                                      Dreyfus    Socially
                                       Life &   Responsible  Dreyfus
                                      Annuity     Growth    Investment    Dreyfus Variable            Fidelity Variable
                                     Index Fund Fund, Inc.  Portfolios     Investment Fund         Insurance Products Fund
                                     ---------- ----------- ---------- ----------------------  -------------------------------
                                                  Dreyfus
                                                 Socially    Dreyfus
                                      Dreyfus   Responsible    I.P.                  Dreyfus    Fidelity   Fidelity   Fidelity
                                       Stock      Growth     Mid Cap   Dreyfus VIF     VIF     VIP Equity    VIP      VIP High
                                     Index Fund    Fund       Stock    Appreciation Small Cap    Income     Growth     Income
                                     Subaccount Subaccount  Subaccount  Subaccount  Subaccount Subaccount Subaccount Subaccount
                                     ---------- ----------- ---------- ------------ ---------- ---------- ---------- ----------
Operations
Net investment income (loss)........    $(8)       $ (4)       $ (1)       $(3)        $(10)      $(36)      $(22)      $ (5)
Net realized gain (loss) on sale of
 investments........................     (1)         (2)         (2)        --           (1)        (2)        (2)        (3)
Change in unrealized appreciation
 (depreciation) of investments......      1         (25)          8         --           (4)       (16)       (13)        (4)
                                        ---        ----        ----        ---         ----       ----       ----       ----
   Net increase (decrease) in
    policy owners' equity
    resulting from operations.......     (8)        (31)          5         (3)         (15)       (54)       (37)       (12)
                                        ---        ----        ----        ---         ----       ----       ----       ----
Policy owners' equity transactions
Proceeds from sales.................     34          39          19         12           94        116         94         18
Net transfer (to) from affiliate and
 subaccounts........................     58          71         245         19           74        101        121         39
Payments for redemptions............     --          (7)         (3)        --           --        (13)        (1)        (4)
                                        ---        ----        ----        ---         ----       ----       ----       ----
   Net increase (decrease) from
    policy owners' equity
    transactions....................     92         103         261         31          168        204        214         53
                                        ---        ----        ----        ---         ----       ----       ----       ----
   Total increase (decrease) in
    policy owners' equity...........     84          72         266         28          153        150        177         41
                                        ---        ----        ----        ---         ----       ----       ----       ----
Policy owners' equity
Beginning of period.................      3          77          40          1            8        174         18         16
                                        ---        ----        ----        ---         ----       ----       ----       ----
End of period.......................    $87        $149        $306        $29         $161       $324       $195       $ 57
                                        ===        ====        ====        ===         ====       ====       ====       ====

--------
(b)For the period (commencement of operations): August 21, 2001--Deutsche VIT EAFE Equity Index Subaccount and August 10, 2001--Deutsche VIT Small Cap Subaccount to December 31, 2001.

   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT



           STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY (continued)



                     For the year ended December 31, 2001


                                (in thousands)



                                                                       Fidelity
                                                                       Variable
                                                                       Insurance
                                           Fidelity Variable           Products             Franklin Templeton Variable
                                       Insurance Products Fund II      Fund III               Insurance Products Trust
                                    -------------------------------  ------------- ---------------------------------------------
                                                                       Fidelity               Templeton  Templeton
                                     Fidelity   Fidelity   Fidelity     VIP III    Templeton  Developing   Global     Templeton
                                       VIP       VIP II     VIP II      Growth       Asset     Markets     Income   International
                                     Overseas  Contrafund Index 500  Opportunities  Strategy  Securities Securities  Securities
                                    Subaccount Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount
                                    ---------- ---------- ---------- ------------- ---------- ---------- ---------- -------------
Operations
Net investment income (loss).......    $(2)      $ (244)    $ (251)      $(101)       $--        $(4)       $--          $ 1
Net realized gain (loss) on sale of
 investments.......................     --          (33)       (10)        (18)        (1)        (1)        --           --
Change in unrealized
 appreciation (depreciation) of
 investments.......................     (3)        (212)      (167)        (65)        --         (1)        --           (2)
                                       ---       ------     ------       -----        ---        ---        ---          ---
   Net increase (decrease) in
    policy owners' equity
    resulting from operations......     (5)        (489)      (428)       (184)        (1)        (6)        --           (1)
                                       ---       ------     ------       -----        ---        ---        ---          ---
Policy owners' equity
 transactions
Proceeds from sales................     11          673        605         247          4          9         --            4
Net transfer (to) from affiliate
 and subaccounts...................     11           (1)         8         (20)         5          3          6            6
Payments for redemptions...........     --          (84)       (67)        (30)        --         --         --           --
                                       ---       ------     ------       -----        ---        ---        ---          ---
   Net increase (decrease) from
    policy owners' equity
    transactions...................     22          588        546         197          9         12          6           10
                                       ---       ------     ------       -----        ---        ---        ---          ---
   Total increase (decrease) in
    policy owners' equity..........     17           99        118          13          8          6          6            9
                                       ---       ------     ------       -----        ---        ---        ---          ---
Policy owners' equity
Beginning of period................      8        1,518      1,271         523         --         13         --            4
                                       ---       ------     ------       -----        ---        ---        ---          ---
End of period......................    $25       $1,617     $1,389       $ 536        $ 8        $19        $ 6          $13
                                       ===       ======     ======       =====        ===        ===        ===          ===

--------

(c)For the period (commencement of operations): June 5, 2001--INVESCO Dynamics Subaccount and INVESCO Technology Subaccount; June 15, 2001 INVESCO Financial Services Subaccount; and July 24, 2001--INVESCO Telecommunications Subaccount to December 31, 2001.



   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT



           STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY (continued)



                     For the year ended December 31, 2001


                                (in thousands)



                                        INVESCO Variable Investment Funds, Inc.
                         ----------------------------------------------------------------------
                                                                         INVESCO
                            INVESCO        INVESCO        INVESCO          VIF        INVESCO
                              VIF       VIF Financial       VIF        Telecommuni-     VIF
                            Dynamics       Services      Technology      cations     Utilities
                         Subaccount (c) Subaccount (c) Subaccount (c) Subaccount (c) Subaccount
                         -------------- -------------- -------------- -------------- ----------
Operations
Net investment
 income (loss)..........      $(1)           $(1)           $(2)           $(1)         $--
Net realized gain (loss)
 on sale of
 investments............       --             --             --             --           --
Change in unrealized
 appreciation
 (depreciation) of
 investments............        1              1              2             --           --
                              ---            ---            ---            ---          ---
   Net increase
    (decrease) in
    policy owners'
    equity resulting
    from
    operations..........       --             --             --             (1)          --
                              ---            ---            ---            ---          ---
Policy owners' equity
 transactions
Proceeds from sales.....        3             11             13              2           --
Net transfer (to) from
 affiliate and
 subaccounts............        7             15             22              6           --
Payments for
 redemptions............       --             --             --             --           --
                              ---            ---            ---            ---          ---
   Net increase
    (decrease) from
    policy owners'
    equity
    transactions........       10             26             35              8           --
                              ---            ---            ---            ---          ---
   Total increase
    (decrease) in
    policy owners'
    equity..............       10             26             35              7           --
                              ---            ---            ---            ---          ---
Policy owners' equity
Beginning of period.....       --             --             --             --           --
                              ---            ---            ---            ---          ---
End of period...........      $10            $26            $35            $ 7          $--
                              ===            ===            ===            ===          ===


                                 Janus Aspen Series
                         ---------------------------------
                           Janus
                           Aspen      Janus    Janus Aspen
                         Aggressive   Aspen      Capital
                           Growth    Balanced  Appreciation
                         Subaccount Subaccount  Subaccount
                         ---------- ---------- ------------
Operations
Net investment
 income (loss)..........   $ (60)      $(23)      $(186)
Net realized gain (loss)
 on sale of
 investments............     (25)        (1)        (25)
Change in unrealized
 appreciation
 (depreciation) of
 investments............     (62)        (5)        (65)
                           -----       ----       -----
   Net increase
    (decrease) in
    policy owners'
    equity resulting
    from
    operations..........    (147)       (29)       (276)
                           -----       ----       -----
Policy owners' equity
 transactions
Proceeds from sales.....     259        108         447
Net transfer (to) from
 affiliate and
 subaccounts............     220        145           8
Payments for
 redemptions............      (4)        (1)        (13)
                           -----       ----       -----
   Net increase
    (decrease) from
    policy owners'
    equity
    transactions........     475        252         442
                           -----       ----       -----
   Total increase
    (decrease) in
    policy owners'
    equity..............     328        223         166
                           -----       ----       -----
Policy owners' equity
Beginning of period.....      71         15         319
                           -----       ----       -----
End of period...........   $ 399       $238       $ 485
                           =====       ====       =====

--------

(c)For the period (commencement of operations): June 5, 2001--INVESCO Dynamics Subaccount and INVESCO Technology Subaccount; June 15, 2001 INVESCO Financial Services Subaccount; and July 24, 2001--INVESCO Telecommunications Subaccount to December 31, 2001.



   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT



           STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY (continued)



                     For the year ended December 31, 2001


                                (in thousands)



                                                                                   PIMCO Variable
                                             Janus Aspen Series                    Insurance Trust      Scudder Variable Series I
                               ---------------------------------------------  ------------------------  ------------------------
                                 Janus                               Janus
                                 Aspen      Janus     Janus Aspen    Aspen                    PIMCO       Scudder
                                Flexible    Aspen    International Worldwide     PIMCO     Low Duration 21st Century    Scudder
                                 Income     Growth      Growth       Growth   Foreign Bond     Bond        Growth         Bond
                               Subaccount Subaccount  Subaccount   Subaccount  Subaccount   Subaccount   Subaccount    Subaccount
                               ---------- ---------- ------------- ---------- ------------ ------------ ------------   ----------
Operations
Net investment income (loss)..    $(1)      $ (54)       $(28)        $(43)       $(5)         $(5)         $ (2)         $(7)
Net realized gain (loss) on
 sale of investments..........     --         (19)         (2)         (12)        --           --           (16)          --
Change in unrealized
 appreciation (depreciation)
 of investments...............     --         (49)        (14)         (28)         1           --           (27)          --
                                  ---       -----        ----         ----        ---          ---          ----          ---
   Net increase (decrease)
    in policy owners'
    equity resulting from
    operations................     (1)       (122)        (44)         (83)        (4)          (5)          (45)          (7)
                                  ---       -----        ----         ----        ---          ---          ----          ---
Policy Owners' Equity
 Transactions
Proceeds from sales...........      8         201         109          167         12           12            --           16
Net transfer (to) from
 affiliate and subaccounts....     17         211          80          201         --           --            30           --
Payments for redemptions......     --          (4)         (1)          (3)        (2)          --            (2)          (1)
                                  ---       -----        ----         ----        ---          ---          ----          ---
   Net increase (decrease)
    from policy owners'
    equity transactions.......     25         408         188          365         10           12            28           15
                                  ---       -----        ----         ----        ---          ---          ----          ---
   Total increase (decrease)
    in policy owners'
    equity....................     24         286         144          281          6            7           (17)           8
                                  ---       -----        ----         ----        ---          ---          ----          ---
Policy Owners' Equity
Beginning of period...........     --         109          28           83         17            7           172           11
                                  ---       -----        ----         ----        ---          ---          ----          ---
End of period.................    $24       $ 395        $172         $365        $23          $14          $155          $19
                                  ===       =====        ====         ====        ===          ===          ====          ===

--------

(d)For the period (commencement of operations): October 15, 2001-December 31, 2001.



   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT



           STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY (continued)



                     For the year ended December 31, 2001


                                (in thousands)



                                                                                                             Scudder Variable
                                                         Scudder Variable Series I                               Series II
                                  -----------------------------------------------------------------------  --------------------
                                                         Scudder
                                   Scudder    Scudder     Growth      Scudder                    Scudder    Scudder
                                   Capital     Global      and         Health        Scudder      Money    Aggressive  Scudder
                                    Growth   Discovery    Income      Sciences    International   Market     Growth   Blue Chip
                                  Subaccount Subaccount Subaccount Subaccount (d)  Subaccount   Subaccount Subaccount Subaccount
                                  ---------- ---------- ---------- -------------- ------------- ---------- ---------- ----------
Operations
Net investment income (loss).....    $ 28       $  1      $ (87)        $--           $   8        $(2)       $ --       $ (2)
Net realized gain (loss) on sale
 of investments..................     (17)       (25)       (11)         --             (27)        --         (25)       (23)
Change in unrealized
 appreciation (depreciation) of
 investments.....................     (75)       (59)       (45)         --            (161)        --         (48)       (43)
                                     ----       ----      -----         ---           -----        ---        ----       ----
   Net increase (decrease) in
    policy owners' equity
    resulting from
    operations...................     (64)       (83)      (143)         --            (180)        (2)        (73)       (68)
                                     ----       ----      -----         ---           -----        ---        ----       ----
Policy Owners' Equity
 Transactions
Proceeds from sales..............      17        107        273          --             153         10         110        160
Net transfer (to) from affiliate
 and subaccounts.................      49        216         77          10              49          2         223        221
Payments for redemptions.........      (4)        (7)       (17)         --             (17)        (3)         (8)       (17)
                                     ----       ----      -----         ---           -----        ---        ----       ----
   Net increase (decrease)
    from policy owners'
    equity transactions..........      62        316        333          10             185          9         325        364
                                     ----       ----      -----         ---           -----        ---        ----       ----
   Total increase (decrease) in
    policy owners' equity........      (2)       233        190          10               5          7         252        296
                                     ----       ----      -----         ---           -----        ---        ----       ----
Policy Owners' Equity
Beginning of period..............     268        212        309          --             329         18         160        241
                                     ----       ----      -----         ---           -----        ---        ----       ----
End of period....................    $266       $445      $ 499         $10           $ 334        $25        $412       $537
                                     ====       ====      =====         ===           =====        ===        ====       ====

--------

(d)For the period (commencement of operations): October 15, 2001-December 31, 2001.



   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT



           STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY (continued)



                     For the year ended December 31, 2001


                                (in thousands)



                                                          Scudder Variable Series II
                         --------------------------------------------------------------------------------------------
                                           Scudder    Scudder                          Scudder    Scudder
                             Scudder        Global   Government  Scudder    Scudder    Horizon    Horizon    Scudder
                         Contrarian Value Blue Chip  Securities   Growth   High Yield    10+        20+     Horizon 5
                            Subaccount    Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                         ---------------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Operations
Net investment income
 (loss).................       $ --          $  2      $   69     $   46     $  47       $--        $--        $10
Net realized gain (loss)
 on sale of investments.          1            (3)         19       (928)      (86)       --         --         (6)
Change in unrealized
 appreciation
 (depreciation) of
 investments............          1           (16)        144          7         1        --         --         --
                               ----          ----      ------     ------     -----       ---        ---        ---
   Net increase
    (decrease) in
    policy owners'
    equity resulting
    from operations.....          2           (17)        232       (875)      (38)       --         --          4
                               ----          ----      ------     ------     -----       ---        ---        ---
Policy owners' equity
 transactions
Proceeds from sales.....         11            43          70        385        97        --         --         --
Net transfer (to) from
 affiliate and
 subaccounts............        107            77          13        307        98        --         --         (4)
Payments for
 redemptions............         (1)           (2)        (18)      (313)     (116)       --         --         --
                               ----          ----      ------     ------     -----       ---        ---        ---
   Net increase
    (decrease) from
    policy owners'
    equity
    transactions........        117           118          65        379        79        --         --         (4)
                               ----          ----      ------     ------     -----       ---        ---        ---
   Total increase
    (decrease) in
    policy owners'
    equity..............        119           101         297       (496)       41        --         --         --
                               ----          ----      ------     ------     -----       ---        ---        ---
Policy owners' equity
Beginning of period.....          7            99       5,055      3,015       650        --         --         --
                               ----          ----      ------     ------     -----       ---        ---        ---
End of period...........       $126          $200      $5,352     $2,519     $ 691       $--        $--        $--
                               ====          ====      ======     ======     =====       ===        ===        ===



   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT



           STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY (continued)



                     For the year ended December 31, 2001


                                (in thousands)



                                                                 Scudder Variable Series II
                                 -----------------------------------------------------------------------------------------
                                                Scudder
                                    Scudder    Investment  Scudder    Scudder    Scudder    Scudder    Scudder    Scudder
                                 International   Grade      Money       New     Small  Cap Small Cap  Strategic  Technology
                                   Research       Bond      Market     Europe     Growth     Value      Income     Growth
                                  Subaccount   Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                                 ------------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Operations
Net investment income (loss)....     $   1        $  5     $  (225)       --     $   (68)     $ --       $--       $  (2)
Net realized gain (loss) on sale
 of investments.................       (24)          1          --        (1)       (104)       --        --        (111)
Change in unrealized
 appreciation (depreciation)
 of investments.................      (121)         --          --       (16)     (1,008)        7        --         (21)
                                     -----        ----     -------      ----     -------      ----       ---       -----
   Net increase (decrease) in
    policy owners' equity
    resulting from
    operations..................      (144)          6        (225)      (17)     (1,180)        7        --        (134)
                                     -----        ----     -------      ----     -------      ----       ---       -----
Policy owners' equity
 transactions
Proceeds from sales.............       122          21       9,065        30       1,085        31        --          95
Net transfer (to) from affiliate
 and subaccounts................        39         408      (4,813)       27         227        76         2         239
Payments for redemptions........       (24)        (15)     (2,982)       (1)       (201)       (1)       --         (12)
                                     -----        ----     -------      ----     -------      ----       ---       -----
   Net increase (decrease)
    from policy owners'
    equity transactions.........       137         414       1,270        56       1,111       106         2         322
                                     -----        ----     -------      ----     -------      ----       ---       -----
   Total increase (decrease)
    in policy owners'
    equity......................        (7)        420       1,045        39         (69)      113         2         188
                                     -----        ----     -------      ----     -------      ----       ---       -----
Policy owners' equity
Beginning of period.............       371          12       1,686        30       2,581        --        --         270
                                     -----        ----     -------      ----     -------      ----       ---       -----
End of period...................     $ 364        $432     $ 2,731      $ 69     $ 2,512      $113       $ 2       $ 458
                                     =====        ====     =======      ====     =======      ====       ===       =====



   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT



           STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY (continued)



                     For the years ended December 31, 2001


                                (in thousands)



                                                           Scudder Variable Series II
                       -------------------------------------------------------------------------------------------------
                                                SVS
                                     SVS       Dreman                                    SVS        SVS
                        Scudder     Dreman      High         SVS                       Focused     Growth        SVS
                         Total    Financial    Return      Dynamic       SVS Focus    Large Cap     and        Growth
                         Return    Services    Equity       Growth     Value + Growth   Growth     Income   Opportunities
                       Subaccount Subaccount Subaccount Subaccount (e)   Subaccount   Subaccount Subaccount  Subaccount
                       ---------- ---------- ---------- -------------- -------------- ---------- ---------- -------------
Operations
Net investment
 income (loss)........   $  119      $  1      $  (69)       $--            $ --         $ --       $ (2)       $  (4)
Net realized gain
 (loss) on sale of
 investments..........     (422)       --          10         --              (2)          (7)       (15)         (50)
Change in unrealized
 appreciation
 (depreciation) of
 investments..........       18         1         (22)        --             (16)         (39)       (34)         (59)
                         ------      ----      ------        ---            ----         ----       ----        -----
   Net increase
    (decrease) in
    policy owners'
    equity
    resulting from
    operations........     (285)        2         (81)        --             (18)         (46)       (51)        (113)
                         ------      ----      ------        ---            ----         ----       ----        -----
Policy owners' equity
 transactions
Proceeds from sales...      229        27         212         --              61           29        104           36
Net transfer (to) from
 affiliate and
 subaccounts..........      717       235         835          1              82          375        366           79
Payments for
 redemptions..........     (228)       (2)        (14)        --              (3)          (4)        (9)          (8)
                         ------      ----      ------        ---            ----         ----       ----        -----
   Net increase
    (decrease)
    from policy
    owners' equity
    transactions......      718       260       1,033          1             140          400        461          107
                         ------      ----      ------        ---            ----         ----       ----        -----
   Total increase
    (decrease) in
    policy owners'
    equity............      433       262         952          1             122          354        410           (6)
                         ------      ----      ------        ---            ----         ----       ----        -----
Policy owners' equity.
Beginning of period...    3,037        36         243         --              46          127        223          355
                         ------      ----      ------        ---            ----         ----       ----        -----
End of period.........   $3,470      $298      $1,195        $ 1            $168         $481       $633        $ 349
                         ======      ====      ======        ===            ====         ====       ====        =====

--------

(e)For the period (commencement of operations): November 13, 2001--SVS Dynamic Growth Subaccount; December 17, 2001--SVS MidCap Growth Subaccount and SVS Strategic Equity Subaccount and October 15, 2001--SVS Venture Value Subaccount to December 31, 2001.



   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT



           STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY (continued)



                     For the years ended December 31, 2001


                                (in thousands)


                                                                                   Scudder Variable Series II
                                                                     -------------------------------------------------------
                                                                     SVS Index   SVS Mid Cap   SVS Strategic   SVS Venture
                                                                        500         Growth         Equity         Value
                                                                     Subaccount Subaccount (e) Subaccount (e) Subaccount (e)
                                                                     ---------- -------------- -------------- --------------
Operations
Net investment income (loss)........................................    $ --         $--            $--            $ --
Net realized gain (loss) on sale of investments.....................     (28)         --             --              --
Change in unrealized appreciation (depreciation) of investments.....     (14)         --             --               8
                                                                        ----         ---            ---            ----
   Net increase (decrease) in policy owners' equity resulting from
    operations......................................................     (42)         --             --               8
                                                                        ----         ---            ---            ----
Policy owners' equity transactions
Proceeds from sales.................................................     401          --             --              --
Net transfer (to) from affiliate and subaccounts....................     201           4              3             156
Payments for redemptions............................................     (21)         --             --              --
                                                                        ----         ---            ---            ----
   Net increase (decrease) from policy owners' equity transactions..     581           4              3             156
                                                                        ----         ---            ---            ----
   Total increase (decrease) in policy owners' equity...............     539           4              3             164
                                                                        ----         ---            ---            ----
Policy owners' equity
Beginning of period.................................................     210          --             --              --
                                                                        ----         ---            ---            ----
End of period.......................................................    $749         $ 4            $ 3            $164
                                                                        ====         ===            ===            ====

--------

(e)For the period (commencement of operations): November 13, 2001--SVS Dynamic Growth Subaccount; December 17, 2001--SVS MidCap Growth Subaccount and SVS Strategic Equity Subaccount and October 15, 2001--SVS Venture Value Subaccount to December 31, 2001.



   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT



                 STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY



                     For the year ended December 31, 2000


                                (in thousands)



                                                               The Alger American Fund                  American Skandia Trust
                                                -----------------------------------------------------  -----------------------
                                                                        Alger
                                                                       American    Alger      Alger                    AST
                                        Total     Alger      Alger      Income    American   American     AST       American
                                        KILICO   American   American     and     Leveraged    MidCap    Alliance     Century
                                       Variable  Balanced    Growth     Growth     AllCap     Growth    Growth &  International
                                       Separate Subaccount Subaccount Subaccount Subaccount Subaccount   Income     Growth II
                                       Account     (a)        (a)        (a)        (a)        (a)     Subaccount  Subaccount
                                       -------- ---------- ---------- ---------- ---------- ---------- ---------- -------------
Operations
Net investment income (loss).......... $ 2,370     $ --       $--        $--        $ --       $--       $  116       $  53
Net realized gain (loss) on sale of
 investments..........................     311       --        --         --          --        --            1           7
Change in unrealized appreciation
 (depreciation) of investments........  (8,646)      (2)       (4)        --         (21)       (2)         (58)       (171)
                                       -------     ----       ---        ---        ----       ---       ------       -----
   Net increase (decrease) in policy
    owners' equity resulting from
    operations........................  (5,955)      (2)       (4)        --         (21)       (2)          59        (111)
                                       -------     ----       ---        ---        ----       ---       ------       -----
Policy owners' equity transactions
Proceeds from sales...................  18,537        2         7          3          --        18          452         205
Net transfer (to) from affiliate and
 subaccounts..........................   1,174      142        40          5          90        50          (27)        (27)
Payments for redemptions..............  (9,909)      --        (1)        --          --        (2)        (220)       (103)
                                       -------     ----       ---        ---        ----       ---       ------       -----
   Net increase (decrease) from
    policy owners' equity
    transactions......................   9,802      144        46          8          90        66          205          75
                                       -------     ----       ---        ---        ----       ---       ------       -----
   Total increase (decrease) in
    policy owners' equity.............   3,837      142        42          8          69        64          264         (36)
                                       -------     ----       ---        ---        ----       ---       ------       -----
Policy owners' equity
Beginning of period...................  33,321       --        --         --          --        --        1,039         573
                                       -------     ----       ---        ---        ----       ---       ------       -----
End of period......................... $37,158     $142       $42        $ 8        $ 69       $64       $1,303       $ 537
                                       =======     ====       ===        ===        ====       ===       ======       =====

--------

(a)For the period (commencement of operations): July 1, 2000--Alger American Balanced Subaccount; July 25, 2000--Alger American Growth Subaccount; July 31, 2000--Alger American Income and Growth Subaccount; August 15, 2000--Alger American Leveraged AllCap Subaccount and June 22, 2000--Alger American MidCap Growth Subaccount to December 31, 2001.



   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT



           STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY (continued)



                     For the year ended December 31, 2000


                                (in thousands)



                                                                                                                    Credit
                                                                                                                    Suisse
                                                                American Skandia Trust                              Trust
                                     ---------------------------------------------------------------------------  ----------
                                                                                    AST        AST                  Credit
                                        AST                   AST        AST       PIMCO      PIMCO      AST T.     Suisse
                                      INVESCO      AST     Neuberger     PBHG     Limited     Total    Rowe Price   Trust
                                       Equity     JanCap    Mid-Cap   Small Cap   Maturity    Return     Asset     Emerging
                                       Income     Growth     Growth     Growth      Bond       Bond    Allocation  Markets
                                     Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                                     ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Operations
Net investment income (loss)........   $  57     $   553     $   25    $   157      $ 1        $  5      $  11       $--
Net realized gain (loss) on sale of
 investments........................       2         157         34         26       --          (1)         9        --
Change in unrealized appreciation
 (depreciation) of investments......     (32)     (3,566)      (301)    (1,066)       1           9        (28)       --
                                       -----     -------     ------    -------      ---        ----      -----       ---
   Net increase (decrease) in
    policy owners' equity
    resulting from operations.......      27      (2,856)      (242)      (883)       2          13         (8)       --
                                       -----     -------     ------    -------      ---        ----      -----       ---
Policy owners' equity transactions
Proceeds from sales.................     348       3,120        659        398       17          59        224        --
Net transfer (to) from affiliate and
 subaccounts........................     (40)        459        268         60       (4)        (11)       (15)       --
Payments for redemptions............    (157)     (1,528)      (340)      (238)      (8)        (25)      (121)       --
                                       -----     -------     ------    -------      ---        ----      -----       ---
   Net increase (decrease) from
    policy owners' equity
    transactions....................     151       2,051        587        220        5          23         88        --
                                       -----     -------     ------    -------      ---        ----      -----       ---
   Total increase (decrease) in
    policy owners' equity...........     178        (805)       345       (663)       7          36         80        --
                                       -----     -------     ------    -------      ---        ----      -----       ---
Policy owners' equity
Beginning of period.................     698       7,299      1,548      1,527       41         117        470        --
                                       -----     -------     ------    -------      ---        ----      -----       ---
End of period.......................   $ 876     $ 6,494     $1,893    $   864      $48        $153      $ 550       $--
                                       =====     =======     ======    =======      ===        ====      =====       ===

--------

(a)For the period (commencement of operations): July 1, 2000--Alger American Balanced Subaccount; July 25, 2000--Alger American Growth Subaccount; July 31, 2000--Alger American Income and Growth Subaccount; August 15, 2000--Alger American Leveraged AllCap Subaccount and June 22, 2000--Alger American MidCap Growth Subaccount to December 31, 2001.



   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT



           STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY (continued)



                     For the year ended December 31, 2000


                                (in thousands)



                                                               Dreyfus
                                                   Dreyfus    Socially
                                                    Life &   Responsible  Dreyfus                             Fidelity Variable
                                    Credit Suisse  Annuity     Growth    Investment    Dreyfus Variable      Insurance Products
                                        Trust     Index Fund Fund, Inc.  Portfolios     Investment Fund             Fund
                                    ------------- ---------- ----------- ---------- ----------------------- --------------------
                                                               Dreyfus
                                    Credit Suisse             Socially
                                    Trust Global   Dreyfus   Responsible  Dreyfus                 Dreyfus               Fidelity
                                    Post-Venture    Stock      Growth     I.P. Mid  Dreyfus VIF  VIF Small   Fidelity     VIP
                                       Capital    Index Fund    Fund     Cap Stock  Appreciation    Cap     VIP Equity   Growth
                                     Subaccount   Subaccount Subaccount  Subaccount  Subaccount  Subaccount   Income   Subaccount
                                         (b)         (b)         (b)        (b)         (b)         (b)     Subaccount    (b)
                                    ------------- ---------- ----------- ---------- ------------ ---------- ---------- ----------
Operations
Net investment income (loss).......      $ 3         $--         $--        $ 1         $--         $--        $  8       $--
Net realized gain (loss) on sale of
 investments.......................       (1)         --          --         (1)         --          --          (1)       --
Change in unrealized
 appreciation (depreciation) of
 investments.......................       (7)         --          (3)        (1)         --          --           5        --
                                         ---         ---        ----        ---         ---         ---       -----       ---
   Net increase (decrease) in
    policy owners' equity
    resulting from operations......       (5)         --          (3)        (1)         --          --          12        --
                                         ---         ---        ----        ---         ---         ---       -----       ---
Policy owners' equity
 transactions
Proceeds from sales................       --           1          --          6           1          --          91         6
Net transfer (to) from affiliate
 and subaccounts...................       27           2          80         35          --           8         (12)       13
Payments for redemptions...........       --          --          --         --          --          --         (43)       (1)
                                         ---         ---        ----        ---         ---         ---       -----       ---
   Net increase (decrease) from
    policy owners' equity
    transactions...................       27           3          80         41           1           8          36        18
                                         ---         ---        ----        ---         ---         ---       -----       ---
   Total increase (decrease) in
    policy owners' equity..........       22           3          77         40           1           8          48        18
                                         ---         ---        ----        ---         ---         ---       -----       ---
Policy owners' equity
Beginning of period................       --          --          --         --          --          --         126        --
                                         ---         ---        ----        ---         ---         ---       -----       ---
End of period......................      $22         $ 3         $77        $40         $ 1         $ 8        $174       $18
                                         ===         ===        ====        ===         ===         ===       =====       ===

--------

(b)For the period (commencement of operations): September 27, 2000--Credit Suisse Global Post-Venture Capital Subaccount; June 27, 2000--Dreyfus Stock Index Fund Subaccount; August 29, 2000--The Dreyfus Socially Responsible Growth Fund Subaccount; September 5, 2000--Dreyfus I.P. MidCap Stock Subaccount; August 14, 2000--Dreyfus VIF Appreciation Subaccount; August 10, 2000--Dreyfus VIF Small Cap Subaccount; June 21, 2000--Fidelity VIP Growth Subaccount; September 18, 2000--Fidelity VIP Overseas Subaccount and May 10, 2000--Templeton Developing Markets Securities Subaccount to December 31, 2000.



   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT



           STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY (continued)



                     For the year ended December 31, 2000


                                (in thousands)



                                                                                   Fidelity
                                                                                   Variable
                                       Fidelity Variable     Fidelity Variable     Insurance
                                      Insurance Products    Insurance Products     Products      Franklin Templeton Variable
                                             Fund                 Fund II          Fund III        Insurance Products Trust
                                     --------------------- --------------------  ------------- --------------------------------
                                                                                                          Templeton
                                                 Fidelity                                                 Developing Templeton
                                      Fidelity     VIP      Fidelity   Fidelity  Fidelity VIP  Templeton   Markets     Global
                                      VIP High   Overseas    VIP II     VIP II    III Growth     Asset    Securities   Income
                                       Income   Subaccount Contrafund Index 500  Opportunities  Strategy  Subaccount Securities
                                     Subaccount    (b)     Subaccount Subaccount  Subaccount   Subaccount    (b)     Subaccount
                                     ---------- ---------- ---------- ---------- ------------- ---------- ---------- ----------
Operations
Net investment income (loss)........    $ 1        $--       $  120     $    9       $  27        $--        $--        $--
Net realized gain (loss) on sale of
 investments........................     (1)        --            4          6          (5)        --         --         --
Change in unrealized appreciation
 (depreciation) of investments......     (4)        --         (240)      (139)       (118)        --         (1)        --
                                        ---        ---       ------     ------       -----        ---        ---        ---
   Net increase (decrease) in
    policy owners' equity
    resulting from operations.......     (4)        --         (116)      (124)        (96)        --         (1)        --
                                        ---        ---       ------     ------       -----        ---        ---        ---
Policy owners' equity transactions
Proceeds from sales.................     12          1          780        724         299         --          2         --
Net transfer (to) from affiliate and
 subaccounts........................     (1)         7          135         75          38         --         12         --
Payments for redemptions............     (5)        --         (289)      (280)       (114)        --         --         --
                                        ---        ---       ------     ------       -----        ---        ---        ---
   Net increase (decrease) from
    policy owners' equity
    transactions....................      6          8          626        519         223         --         14         --
                                        ---        ---       ------     ------       -----        ---        ---        ---
   Total increase (decrease) in
    policy owners' equity...........      2          8          510        395         127         --         13         --
                                        ---        ---       ------     ------       -----        ---        ---        ---
Policy owners' equity
Beginning of period.................     14         --        1,008        876         396         --         --         --
                                        ---        ---       ------     ------       -----        ---        ---        ---
End of period.......................    $16        $ 8       $1,518     $1,271       $ 523        $--        $13        $--
                                        ===        ===       ======     ======       =====        ===        ===        ===

--------

(b)For the period (commencement of operations): September 27, 2000--Credit Suisse Global Post-Venture Capital Subaccount; June 27, 2000--Dreyfus Stock Index Fund Subaccount; August 29, 2000--The Dreyfus Socially Responsible Growth Fund Subaccount; September 5, 2000--Dreyfus I.P. MidCap Stock Subaccount; August 14, 2000--Dreyfus VIF Appreciation Subaccount; August 10, 2000--Dreyfus VIF Small Cap Subaccount; June 21, 2000--Fidelity VIP Growth Subaccount; September 18, 2000--Fidelity VIP Overseas Subaccount and May 10, 2000--Templeton Developing Markets Securities Subaccount to December 31, 2000.



   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT



           STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY (continued)



                     For the year ended December 31, 2000


                                (in thousands)



                                    Franklin
                                    Templeton
                                    Variable
                                    Insurance
                                    Products
                                      Trust                                    Janus Aspen Series
                                  ------------- --------------------------------------------------------------------------------
                                                  Janus                                                                  Janus
                                    Templeton     Aspen      Janus                   Janus      Janus     Janus Aspen    Aspen
                                  International Aggressive   Aspen    Janus Aspen    Aspen      Aspen    International Worldwide
                                   Securities     Growth    Balanced    Capital     Flexible    Growth      Growth       Growth
                                   Subaccount   Subaccount Subaccount Appreciation   Income   Subaccount  Subaccount   Subaccount
                                       (c)         (c)        (c)      Subaccount  Subaccount    (c)          (c)         (c)
                                  ------------- ---------- ---------- ------------ ---------- ---------- ------------- ----------
Operations
Net investment income (loss).....      $--         $ --       $--        $   2        $--        $  1         $--         $  1
Net realized gain (loss) on sale
 of investments..................       --           --        --           --         --          --          --           --
Change in unrealized
 appreciation (depreciation) of
 investments.....................       --          (14)       --          (61)        --         (14)         (2)         (10)
                                       ---         ----       ---        -----        ---        ----         ---         ----
   Net increase (decrease) in
    policy owners' equity
    resulting from operations....       --          (14)       --          (59)        --         (13)         (2)          (9)
                                       ---         ----       ---        -----        ---        ----         ---         ----
Policy owners' equity
 transactions
Proceeds from sales..............       --           31         9          316         --          45           7           31
Net transfer (to) from affiliate
 and subaccounts.................        4           59         8          172         --          83          23           65
Payments for redemptions.........       --           (5)       (2)        (137)        --          (6)         --           (4)
                                       ---         ----       ---        -----        ---        ----         ---         ----
   Net increase (decrease)
    from policy owners'
    equity transactions..........        4           85        15          351         --         122          30           92
                                       ---         ----       ---        -----        ---        ----         ---         ----
   Total increase (decrease) in
    policy owners' equity........        4           71        15          292         --         109          28           83
                                       ---         ----       ---        -----        ---        ----         ---         ----
Policy owners' equity
Beginning of period..............       --           --        --           27         --          --          --           --
                                       ---         ----       ---        -----        ---        ----         ---         ----
End of period....................      $ 4         $ 71       $15        $ 319         --        $109         $28         $ 83
                                       ===         ====       ===        =====        ===        ====         ===         ====

--------

(c)For the period (commencement of operations): May 10, 2000--Templeton International Securities Subaccount, Janus Aspen Aggressive Growth Subaccount, Janus Aspen Growth Subaccount and Janus Aspen International Growth Subaccount; April 15, 2000--Janus Aspen Balanced Subaccount; May 25, 2000--Janus Aspen Worldwide Growth Subaccount; August 28, 2000--Scudder 21st Century Growth Subaccount; July 25, 2000--Scudder Capital Growth Subaccount and July 17, 2000--Scudder Global Discovery Subaccount to December 31, 2000.



   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT



           STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY (continued)



                     For the year ended December 31, 2000


                                (in thousands)



                                        PIMCO Variable
                                        Insurance Trust                         Scudder Variable Series I
                                     --------------------  -------------------------------------------------------------------
                                                            Scudder
                                                  PIMCO       21st                Scudder    Scudder    Scudder
                                       PIMCO       Low      Century               Capital     Global     Growth
                                      Foreign    Duration    Growth    Scudder     Growth   Discovery     and        Scudder
                                        Bond       Bond    Subaccount    Bond    Subaccount Subaccount   Income   International
                                     Subaccount Subaccount    (c)     Subaccount    (c)        (c)     Subaccount  Subaccount
                                     ---------- ---------- ---------- ---------- ---------- ---------- ---------- -------------
Operations
Net investment income (loss)........    $ 1        $--        $ (1)      $--        $ --       $ (1)      $  3        $ 13
Net realized gain (loss) on sale of
 investments........................     --         --          (3)       --          (2)        --         (1)         (2)
Change in unrealized appreciation
 (depreciation) of investments......     --         --         (23)        1         (14)        (1)       (10)        (57)
                                        ---        ---        ----       ---        ----       ----       ----        ----
   Net increase (decrease) in
    policy owners' equity
    resulting from operations.......      1         --         (27)        1         (16)        (2)        (8)        (46)
                                        ---        ---        ----       ---        ----       ----       ----        ----
Policy owners' equity transactions
Proceeds from sales.................     13          7          78         9          77         83        160         124
Net transfer (to) from affiliate and
 subaccounts........................      6          3         122         4         207        131        157         203
Payments for redemptions............     (5)        (3)         (1)       (4)         --         --        (69)        (45)
                                        ---        ---        ----       ---        ----       ----       ----        ----
   Net increase (decrease) from
    policy owners' equity
    transactions....................     14          7         199         9         284        214        248         282
                                        ---        ---        ----       ---        ----       ----       ----        ----
   Total increase (decrease) in
    policy owners' equity...........     15          7         172        10         268        212        240         236
                                        ---        ---        ----       ---        ----       ----       ----        ----
Policy owners' equity
Beginning of period.................      2         --          --         1          --         --         69          93
                                        ---        ---        ----       ---        ----       ----       ----        ----
End of period.......................    $17        $ 7        $172       $11        $268       $212       $309        $329
                                        ===        ===        ====       ===        ====       ====       ====        ====

--------

(c)For the period (commencement of operations): May 10, 2000--Templeton International Securities Subaccount, Janus Aspen Aggressive Growth Subaccount, Janus Aspen Growth Subaccount and Janus Aspen International Growth Subaccount; April 15, 2000--Janus Aspen Balanced Subaccount; May 25, 2000--Janus Aspen Worldwide Growth Subaccount; August 28, 2000--Scudder 21st Century Growth Subaccount; July 25, 2000--Scudder Capital Growth Subaccount and July 17, 2000--Scudder Global Discovery Subaccount to December 31, 2000.



   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT



           STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY (continued)



                     For the year ended December 31, 2000


                                (in thousands)



                                      Scudder
                                      Variable
                                      Series I                           Scudder Variable Series II
                                     ---------- ---------------------------------------------------------------------------
                                                 Scudder               Scudder    Scudder
                                      Scudder   Aggressive  Scudder   Contrarian   Global    Scudder
                                       Money      Growth   Blue Chip    Value    Blue Chip  Government  Scudder    Scudder
                                       Market   Subaccount Subaccount Subaccount Subaccount Securities   Growth   High Yield
                                     Subaccount    (d)        (d)        (d)        (d)     Subaccount Subaccount Subaccount
                                     ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Operations
Net investment income (loss)........   $  (5)      $ (1)      $ --       $--        $--       $  253    $   314     $ 106
Net realized gain (loss) on sale of
 investments........................      --         --         (1)       --         --           (5)       194       (64)
Change in unrealized appreciation
 (depreciation) of investments......      --        (19)       (14)        1         --          168     (1,387)     (114)
                                       -----       ----       ----       ---        ---       ------    -------     -----
   Net increase (decrease) in
    policy owners' equity
    resulting from operations.......      (5)       (20)       (15)        1         --          416       (879)      (72)
                                       -----       ----       ----       ---        ---       ------    -------     -----
Policy owners' equity transactions
Proceeds from sales.................     894         84         49        --         30           31        440       105
Net transfer (to) from affiliate and
 subaccounts........................    (356)        97        208         6         69          511        310       (36)
Payments for redemptions............    (551)        (1)        (1)       --         --         (207)      (980)     (319)
                                       -----       ----       ----       ---        ---       ------    -------     -----
   Net increase (decrease) from
    policy owners' equity
    transactions....................     (13)       180        256         6         99          335       (230)     (250)
                                       -----       ----       ----       ---        ---       ------    -------     -----
   Total increase (decrease) in
    policy owners' equity...........     (18)       160        241         7         99          751     (1,109)     (322)
                                       -----       ----       ----       ---        ---       ------    -------     -----
Policy owners' equity
Beginning of period.................      36         --         --        --         --        4,304      4,124       972
                                       -----       ----       ----       ---        ---       ------    -------     -----
End of period.......................   $  18       $160       $241       $ 7        $99       $5,055    $ 3,015     $ 650
                                       =====       ====       ====       ===        ===       ======    =======     =====

--------

(d)For the period (commencement of operations): July 17, 2000--Scudder Aggressive Growth Subaccount; May 22, 2000--Scudder Blue Chip Subaccount; September 15, 2000--Scudder Contrarian Value Subaccount; July 31, 2000--Scudder Global Blue Chip Subaccount; May 22, 2000--Scudder Investment Grade Bond Subaccount and July 1, 2000--Scudder New Europe Subaccount to December 31, 2000.



   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT



           STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY (continued)



                     For the year ended December 31, 2000


                                (in thousands)



                                                                     Scudder Variable Series II
                                     -----------------------------------------------------------------------------------------
                                                                                     Scudder
                                                                                    Investment             Scudder
                                      Scudder    Scudder                 Scudder      Grade     Scudder      New      Scudder
                                      Horizon    Horizon    Scudder   International    Bond      Money      Europe   Small Cap
                                        10+        20+     Horizon 5    Research    Subaccount   Market   Subaccount   Growth
                                     Subaccount Subaccount Subaccount  Subaccount      (d)     Subaccount    (d)     Subaccount
                                     ---------- ---------- ---------- ------------- ---------- ---------- ---------- ----------
Operations
Net investment income (loss)........    $--        $--        $--         $  48        $--      $    29      $--       $  232
Net realized gain (loss) on sale of
 investments........................     --         --         --             3         --           --       --           46
Change in unrealized appreciation
 (depreciation) of investments......     --         --         --          (141)         1           --       --         (673)
                                        ---        ---        ---         -----        ---      -------      ---       ------
   Net increase (decrease) in
    policy owners' equity
    resulting from operations.......     --         --         --           (90)         1           29       --         (395)
                                        ---        ---        ---         -----        ---      -------      ---       ------
Policy owners' equity transactions
Proceeds from sales.................     --         --         --           152         --        6,957       --        1,005
Net transfer (to) from affiliate and
 subaccounts........................     --         --         --             7         11       (4,285)      31          320
Payments for redemptions............     --         --         --           (76)        --       (2,946)      (1)        (520)
                                        ---        ---        ---         -----        ---      -------      ---       ------
   Net increase (decrease) from
    policy owners' equity
    transactions....................     --         --         --            83         11         (274)      30          805
                                        ---        ---        ---         -----        ---      -------      ---       ------
   Total increase (decrease) in
    policy owners' equity...........     --         --         --            (7)        12         (245)      30          410
                                        ---        ---        ---         -----        ---      -------      ---       ------
Policy owners' equity
Beginning of period.................     --         --         --           378         --        1,931       --        2,171
                                        ---        ---        ---         -----        ---      -------      ---       ------
End of period.......................    $--        $--        $--         $ 371        $12      $ 1,686      $30       $2,581
                                        ===        ===        ===         =====        ===      =======      ===       ======

--------

(d)For the period (commencement of operations): July 17, 2000--Scudder Aggressive Growth Subaccount; May 22, 2000--Scudder Blue Chip Subaccount; September 15, 2000--Scudder Contrarian Value Subaccount; July 31, 2000--Scudder Global Blue Chip Subaccount; May 22, 2000--Scudder Investment Grade Bond Subaccount and July 1, 2000--Scudder New Europe Subaccount to December 31, 2000.



   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT



           STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY (continued)



                     For the year ended December 31, 2000


                                (in thousands)



                                                                     Scudder Variable Series II
                                       --------------------------------------------------------------------------------------
                                                                                      SVS        SVS
                                                              Scudder                Dreman     Dreman              SVS Focus
                                        Scudder    Scudder   Technology  Scudder   Financial     High       SVS      Value +
                                       Small Cap  Strategic    Growth     Total     Services    Return    Dynamic     Growth
                                         Value      Income   Subaccount   Return   Subaccount   Equity     Growth   Subaccount
                                       Subaccount Subaccount    (e)     Subaccount    (e)     Subaccount Subaccount    (e)
                                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Operations
Net investment income (loss)..........    $--        $--        $ (2)     $  236      $--        $  2       $--        $--
Net realized gain (loss) on sale of
 investments..........................     --         --           1         (82)      --          --        --         --
Change in unrealized appreciation
 (depreciation) of investments........     --         --         (92)       (338)       3          34        --         (1)
                                          ---        ---        ----      ------      ---        ----       ---        ---
   Net increase (decrease) in policy
    owners' equity resulting from
    operations........................     --         --         (93)       (184)       3          36        --         (1)
                                          ---        ---        ----      ------      ---        ----       ---        ---
Policy owners' equity transactions
Proceeds from sales...................     --         --          89          87       --         102        --         --
Net transfer (to) from affiliate and
 subaccounts..........................     --         --         275         168       33         134        --         47
Payments for redemptions..............     --         --          (1)       (499)      --         (44)       --         --
                                          ---        ---        ----      ------      ---        ----       ---        ---
   Net increase (decrease) from
    policy owners' equity
    transactions......................     --         --         363        (244)      33         192        --         47
                                          ---        ---        ----      ------      ---        ----       ---        ---
   Total increase (decrease) in
    policy owners' equity.............     --         --         270        (428)      36         228        --         46
                                          ---        ---        ----      ------      ---        ----       ---        ---
Policy owners' equity
Beginning of period...................     --         --          --       3,465       --          15        --         --
                                          ---        ---        ----      ------      ---        ----       ---        ---
End of period.........................    $--        $--        $270      $3,037      $36        $243       $--        $26
                                          ===        ===        ====      ======      ===        ====       ===        ===

--------

(e)For the period (commencement of operations): May 22, 2000--Scudder Technology Growth Subaccount; August 29, 2000--SVS Dreman Financial Services Subaccount; July 31, 2000--SVS Focus Value + Growth Subaccount; July 18, 2000--SVS Focused Large Cap Growth Subaccount; July 1, 2000--SVS Growth and Income Subaccount; July 1, 2000--SVS Growth Opportunities Subaccount and May 22, 2000--SVS Index 500 Subaccount to December 31, 2000.



   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT



           STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY (continued)



                     For the year ended December 31, 2000


                                (in thousands)



                                                                                          Scudder Variable Series II
                                                                                ---------------------------------------------
                                                                                   SVS        SVS
                                                                                 Focused     Growth
                                                                                Large Cap     and      SVS Growth   SVS Index
                                                                                  Growth     Income   Opportunities    500
                                                                                Subaccount Subaccount  Subaccount   Subaccount
                                                                                   (e)        (e)          (e)         (e)
                                                                                ---------- ---------- ------------- ----------
Operations
Net investment income (loss)...................................................    $ --       $ --        $ (2)        $ --
Net realized gain (loss) on sale of investments................................      --         (5)         (4)          --
Change in unrealized appreciation (depreciation) of investments................     (32)       (15)        (62)          (9)
                                                                                   ----       ----        ----         ----
   Net increase (decrease) in policy owners' equity resulting from operations..     (32)       (20)        (68)          (9)
                                                                                   ----       ----        ----         ----
Policy owners' equity transactions
Proceeds from sales............................................................      --         17          17           49
Net transfer (to) from affiliate and subaccounts...............................     160        227         407          170
Payments for redemptions.......................................................      (1)        (1)         (1)          --
                                                                                   ----       ----        ----         ----
   Net increase (decrease) from policy owners' equity transactions.............     159        243         423          219
                                                                                   ----       ----        ----         ----
   Total increase (decrease) in policy owners' equity..........................     127        223         355          210
                                                                                   ----       ----        ----         ----
Policy owners' equity
Beginning of period............................................................      --         --          --           --
                                                                                   ----       ----        ----         ----
End of period..................................................................    $127       $223        $355         $210
                                                                                   ====       ====        ====         ====

--------

(e)For the period (commencement of operations): May 22, 2000--Scudder Technology Growth Subaccount; August 29, 2000--SVS Dreman Financial Services Subaccount; July 31, 2000--SVS Focus Value + Growth Subaccount; July 18, 2000--SVS Focused Large Cap Growth Subaccount; July 1, 2000--SVS Growth and Income Subaccount; July 1, 2000--SVS Growth Opportunities Subaccount and May 22, 2000--SVS Index 500 Subaccount to December 31, 2000.



   See accompanying notes to financial statements.

                       KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

(1) General Information and Significant Accounting Policies

Organization

   KILICO Variable Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Zurich Group Holding ("ZGH") and an indirect wholly-owned subsidiary of Zurich Financial Services ("ZFS"), both of which are Swiss holding companies.

   The Separate Account is used to fund policies ("Policy") for the Kemper Select variable life policies ("Kemper Select"), the Power V flexible premium variable universal life policies ("Power V"), the Farmers Variable Universal Life I flexible premium variable universal life policies ("Farmers Variable Universal Life I"), the Scudder Destinations Life modified single premium variable universal life policies ("Scudder Destinations Life") and Zurich Kemper Lifeinvestor flexible premium universal life policies ("Zurich Kemper Lifeinvestor"). The Separate Account is divided into eighty-seven subaccount options available to policy owners depending upon their respective Policy.

   The Kemper Select policies have five subaccounts which are available to policy owners, and each subaccount invests exclusively in the shares of a corresponding portfolio of the Scudder Variable Series II, an open-end diversified management investment company.

   The Power V policies have twenty-three subaccounts which are available to policy owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the American Skandia Trust, the Fidelity Variable Insurance Products Fund (Initial Class Shares), the Fidelity Variable Insurance Products Fund II (Initial Class Shares), the Fidelity Variable Insurance Products Fund III (Initial Class Shares), the Scudder Variable Series I (Class B Shares) and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

   The Farmers Variable Universal Life I policies have twelve subaccounts which are available to policy owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Franklin Templeton Variable Insurance Products Trust (Class 2 Shares), the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Scudder Variable Series I (Class A Shares) and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

   The Scudder Destinations Life policies have forty subaccounts which are available to policy owners and each subaccount invests exclusively in the shares of a corresponding portfolio of The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the INVESCO Variable Investment Funds, Inc., the Scudder Variable Series I (Class A Shares) and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

   The Zurich Kemper Lifeinvestor policies have forty-one subaccounts which are available to policy owners and each subaccount invests exclusively in the shares of a corresponding portfolio of The Alger American Fund, the American Century Variable Portfolios, Inc., the Deutsche Asset Management VIT Funds, the Dreyfus Life & Annuity Index Fund d/b/a Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Franklin Templeton Variable Insurance Products Trust, the Fidelity Variable Insurance Products Fund (Initial Class Shares), the INVESCO Variable Investment Funds, Inc., the Janus Aspen Series, the Scudder Variable Series I (Class A Shares) and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

   The Scudder Horizon 5, Scudder Horizon 10+ and the Scudder Horizon 20+ funds were closed by the investment manager of the Scudder Variable Series II effective May 1, 2001. All monies not reallocated by policy owners by this date were transferred to Scudder Total Return subaccount. The Skandia American Century International Growth II subaccount was closed by American Skandia Trust effective September 24, 2001. All monies not reallocated by policy owners by this date were transferred to Skandia American Century International Growth I subaccount.

                       KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS


Security valuation

   The investments are stated at current market value, which is based on the closing net asset value at December 31, 2001.

Security transactions and investment income

   Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividend income, which includes capital gain distributions is recorded as income on the ex-dividend date. Realized gains and losses from sales of investment shares are generally reported on a first in, first out ("FIFO") cost basis.

   Traditionally, the Statement of Operations should consist only of transactions that directly impact the unit value calculation; in other words, transactions that impact policyholders equally. The unit value, which is the value of a share of the subaccount, is generally only impacted by investment income and mortality and expense risk.

Accumulation unit valuation

   On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

   The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the policy and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

Net transfers (to) from affiliate or subaccounts

   Net transfers (to) from affiliate or subaccounts include transfers of all or part of the policy owners interest to or from another eligible subaccount or to the general account of KILICO.

Estimates

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. Actual results could differ from these estimates.

(2) Financial Highlights

   The following table represents certain highlights as follows:

                                     At December 31, 2001           For the year ended December 31, 2001
                                ------------------------------- ---------------------------------------------
                                        Unit Fair Value   Net   Investment   Expense Ratio(b)  Total Return(c)
                                Units  ----------------- Assets   Income     ---------------- -----------------
                                (000s)  Lowest  Highest  (000s)  Ratio(a)    Lowest   Highest  Lowest  Highest
                                ------ -------- -------- ------ ----------   ------   ------- -------- --------
The Alger American Fund:
Alger American Balanced
 Subaccount....................    50  $ 10.350 $ 14.681 $  504    2.83%     0.60%     0.60%   (2.81)%  (2.52)%
Alger American Growth
 Subaccount....................     8    47.841   47.841    389   12.56%     0.60%     0.60%  (12.34)% (12.34)%
Alger American Income and
 Growth Subaccount.............    20    14.704   14.704    297    7.21%     0.60%     0.60%  (14.84)% (14.84)%
Alger American Leveraged AllCap
 Subaccount....................    23     8.190    8.190    192    3.07%     0.90%     0.90%  (16.68)% (16.68)%
Alger American MidCap Growth
 Subaccount....................    12    32.524   32.524    378   36.20%     0.60%     0.60%   (7.09)%  (7.09)%

                       KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                                      At December 31, 2001              For the year ended December 31, 2001
                                 ------------------------------- ------------------------------------------------
                                         Unit Fair Value   Net   Investment Expense Ratio(b)     Total Return(c)
                                 Units  ----------------- Assets   Income   ---------------- --------------------
                                 (000s)  Lowest  Highest  (000s)  Ratio(a)  Lowest   Highest  Lowest     Highest
                                 ------ -------- -------- ------ ---------- ------   ------- --------    --------
American Century Variable
 Portfolios, Inc.:
American Century VP Income &
 Growth Subaccount..............     2  $  6.434 $  6.434 $   14      N/A   0.60%     0.60%   (7.82)%(d)  (7.82)%(d)
American Century VP
 International Subaccount.......     0     6.564    6.564      1      N/A   0.60%     0.60%  (18.57)%(d) (18.57)%(d)
American Century VP Ultra
 Subaccount.....................     0     9.492    9.492      3      N/A   0.60%     0.60%  (68.01)%(d) (68.01)%(d)
American Century VP Value
 Subaccount.....................     6     7.410    7.410     45      N/A   0.60%     0.60%    8.02 %(d)   8.02 %(d)

American Skandia Trust:
AST Alliance Growth &
 Income Subaccount..............    50    27.837   27.837  1,391   11.80%   0.90%     0.90%   (1.37)%     (1.37)%
AST American Century
 International Growth I
 Subaccount.....................    34    12.140   12.140    440      N/A   0.90%     0.90%  (17.09)%    (17.09)%
AST INVESCO Equity Income
 Subaccount.....................    40    19.960   19.960    802    3.10%   0.90%     0.90%   (9.41)%     (9.41)%
AST JanCap Growth Subaccount....   181    28.373   28.373  5,143      N/A   0.90%     0.90%  (32.29)%    (32.29)%
AST Neuberger Mid-Cap Growth
 Subaccount.....................    82    19.957   19.957  1,635   14.97%   0.90%     0.90%  (26.46)%    (26.46)%
AST PBHG Small Cap Growth
 Subaccount.....................    29    20.757   20.757    598   17.18%   0.90%     0.90%   (7.31)%     (7.31)%
AST PIMCO Limited Maturity
 Bond Subaccount................     5    14.179   14.179     65    5.31%   0.90%     0.90%    7.01 %      7.01 %
AST PIMCO Total Return Bond
 Subaccount.....................    16    15.314   15.314    242    4.04%   0.90%     0.90%    7.89 %      7.89 %
AST T. Rowe Price Asset
 Allocation Subaccount..........    29    18.539   18.539    545    6.29%   0.90%     0.90%   (5.65)%     (5.65)%

Credit Suisse Trust:
Credit Suisse Trust Emerging
 Markets Subaccount.............     3     8.482    8.482     22      N/A   0.90%     0.90%  (10.45)%    (10.45)%
Credit Suisse Trust Global Post-
 Venture Capital Subaccount.....     3     8.859    8.859     25      N/A   0.90%     0.90%  (29.27)%    (29.27)%

Deutsche Asset Management
 VIT Funds:
Deutsche VIT EAFE Equity Index
 Subaccount.....................     0     8.356    8.356      2      N/A   0.60%     0.60%  (18.87)%(d) (18.87)%(d)
Deutsche VIT Small Cap Index
 Subaccount.....................     0    11.291   11.291      3      N/A   0.60%     0.60%    0.18 %(d)   0.18 %(d)

Dreyfus Life & Annuity
 Index Fund:
Dreyfus Stock Index Fund
 Subaccount.....................     3    30.110   30.110     87    2.22%   0.60%     0.60%  (13.22)%    (13.22)%

The Dreyfus Socially Responsible
 Growth Fund, Inc.:
Dreyfus Socially Responsible
 Growth Fund Subaccount.........    18     7.644   26.610    150      N/A   0.60%     0.90%  (23.27)%    (23.04)%

Dreyfus Investment Portfolios:
Dreyfus I.P. Mid Cap Stock
 Subaccount.....................    27    11.319   11.319    305      N/A   0.90%     0.90%   (4.12)%     (4.12)%

Dreyfus Variable Investment
 Fund:
Dreyfus VIF Appreciation
 Subaccount.....................     1    35.519   35.519     28      N/A   0.60%     0.60%   (9.85)%     (9.85)%
Dreyfus VIF Small Cap
 Subaccount.....................     2    69.777   69.777    161   11.76%   0.60%     0.60%   (6.68)%     (6.68)%

                       KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                                        At December 31, 2001              For the year ended December 31, 2001
                                   ------------------------------- ------------------------------------------------
                                           Unit Fair Value   Net   Investment Expense Ratio(b)     Total Return(c)
                                   Units  ----------------- Assets   Income   ---------------- --------------------
                                   (000s)  Lowest  Highest  (000s)  Ratio(a)  Lowest   Highest  Lowest     Highest
                                   ------ -------- -------- ------ ---------- ------   ------- --------    --------
Fidelity Variable Insurance
 Products Fund:
Fidelity VIP Equity Income
 Subaccount.......................    13  $ 23.983 $ 26.981 $  324    4.41%   0.60%     0.90%   (5.81)%     (5.53)%
Fidelity VIP Growth Subaccount....     5    35.542   35.542    195    2.82%   0.60%     0.60%  (18.14)%    (18.14)%
Fidelity VIP High Income
 Subaccount.......................     8     7.139    8.266     58    5.41%   0.60%     0.90%  (12.52)%    (12.26)%
Fidelity VIP Overseas Subaccount..     2    15.582   15.582     24    6.25%   0.60%     0.60%  (21.64)%    (21.64)%

Fidelity Variable Insurance
 Products Fund II:
Fidelity VIP II Contrafund
 Subaccount.......................    67    24.106   24.106  1,616    3.24%   0.90%     0.90%  (13.03)%    (13.03)%
Fidelity VIP II Index 500
 Subaccount.......................    11   131.456  131.456  1,389    1.05%   0.90%     0.90%  (12.89)%    (12.89)%

Fidelity Variable Insurance
 Products Fund III:
Fidelity VIP III Growth
 Opportunities Subaccount.........    33    16.402   16.402    537    0.19%   0.90%     0.90%  (15.19)%    (15.19)%
Franklin Templeton Variable
 Insurance Products Trust:........
Templeton Asset Strategy
 Subaccount.......................     0    21.133   21.133      8   12.50%   0.60%     0.60%  (10.49)%    (10.49)%
Templeton Developing Markets
 Securities Subaccount............     4     4.774    4.834     19    N/A     0.60%     0.90%   (8.91)%     (8.63)%
Templeton Global Income
 Securities Subaccount............     1    11.621   11.621      6    N/A     0.60%     0.60%    1.63 %      1.63 %
Templeton International Securities
 Subaccount.......................     1    18.223   18.223     11   13.33%   0.60%     0.60%  (16.50)%    (16.50)%

INVESCO Variable Investment
 Funds, Inc.:
INVESCO VIF Dynamics Fund
 Subaccount.......................     1    12.490   12.490     10    N/A     0.60%     0.60%  (18.90)%(d) (18.90)%(d)
INVESCO VIF Financial Services
 Subaccount.......................     2    12.422   12.422     25    N/A     0.60%     0.60%   (3.33)%(d)  (3.33)%(d)
INVESCO VIF Technology
 Subaccount.......................     2    15.308   15.308     35    N/A     0.60%     0.60%  (29.03)%(d) (29.03)%(d)
INVESCO VIF
 Telecommunications
 Subaccount.......................     1     5.548    5.548      8    N/A     0.60%     0.60%  (43.57)%(d) (43.57)%(d)
INVESCO VIF Utilities
 Subaccount.......................    --     7.998    7.998     --    N/A     0.90%     0.90%  (24.57)%(d) (24.57)%(d)

Janus Aspen Series:
Janus Aspen Aggressive Growth
 Subaccount.......................    16    24.365   24.365    397      N/A   0.60%     0.60%  (39.81)%    (39.81)%
Janus Aspen Balanced Subaccount...     9    25.720   25.720    238    3.94%   0.60%     0.60%   (5.24)%     (5.24)%
Janus Aspen Capital Appreciation
 Subaccount.......................    23    20.809   20.809    486    1.24%   0.90%     0.90%  (22.38)%    (22.38)%
Janus Aspen Flexible Income
 Subaccount.......................     2    12.926   12.926     24    8.33%   0.60%     0.60%    7.09 %      7.09 %
Janus Aspen Growth Subaccount.....    18    21.398   21.398    393    0.40%   0.60%     0.60%  (25.19)%    (25.19)%
Janus Aspen International Growth
 Subaccount.......................     7    24.672   24.672    172    1.00%   0.60%     0.60%  (23.70)%    (23.70)%
Janus Aspen Worldwide Growth
 Subaccount.......................    12    30.882   30.882    365    0.45%   0.60%     0.60%  (22.90)%    (22.90)%

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount.....     2    11.292   11.292     24    4.88%   0.90%     0.90%    7.00 %      7.00 %
PIMCO Low Duration Bond
 Subaccount.......................     2    11.530   11.530     14    9.52%   0.90%     0.90%    6.75 %      6.75 %

                       KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                                      At December 31, 2001              For the year ended December 31, 2001
                                 ------------------------------- ------------------------------------------------
                                         Unit Fair Value   Net   Investment Expense Ratio(b)     Total Return(c)
                                 Units  ----------------- Assets   Income   ---------------- --------------------
                                 (000s)  Lowest  Highest  (000s)  Ratio(a)  Lowest   Highest  Lowest     Highest
                                 ------ -------- -------- ------ ---------- ------   ------- --------    --------
Scudder Variable Series I:
Scudder 21st Century Growth
 Subaccount.....................    25  $  6.262 $  6.262 $  155    N/A     0.90%     0.90%  (23.77)%    (23.77)%
Scudder Bond Subaccount.........     2     7.646    7.646     19    N/A     0.90%     0.90%    4.80 %      4.80 %
Scudder Capital Growth
 Subaccount.....................    27     9.050   20.928    266   13.11%   0.60%     0.90%  (20.08)%    (19.84)%
Scudder Global Discovery
 Subaccount.....................    44    10.153   10.153    446    1.82%   0.90%     0.90%  (25.27)%    (25.27)%
Scudder Growth and Income
 Subaccount.....................    51     9.313   10.027    500    2.82%   0.60%     0.90%  (12.35)%    (11.83)%
Scudder Health Sciences
 Subaccount.....................     1    10.586   10.586     10    N/A     0.90%     0.90%    5.86 %(d)   5.86 %(d)
Scudder International Subaccount    35     6.934   11.876    333   12.04%   0.60%     0.90%  (31.58)%    (31.27)%
Scudder Money Market
 Subaccount.....................    22     1.119    1.119     38    3.17%   0.90%     0.90%    2.96 %      2.96 %

Scudder Variable Series II:
Scudder Aggressive Growth
 Subaccount.....................    43     9.530    9.530    412    1.05%   0.90%     0.90%  (22.46)%    (22.46)%
Scudder Blue Chip Subaccount....    59     9.129    9.129    538    0.26%   0.90%     0.90%  (16.56)%    (16.56)%
Scudder Contrarian Value
 Subaccount.....................    11    11.303   11.303    126    N/A     0.90%     0.90%    0.95 %      0.95 %
Scudder Global Blue Chip
 Subaccount.....................    20     9.733    9.733    199    2.01%   0.90%     0.90%  (16.23)%    (16.23)%
Scudder Government Securities
 Subaccount..................... 2,130     1.363   11.753  5,351    3.65%   0.60%     0.90%    6.52 %      6.84 %
Scudder Growth Subaccount.......   681     3.210    8.044  2,518    8.38%   0.90%     0.90%  (23.04)%    (23.04)%
Scudder High Yield Subaccount...   327     1.146    9.395    691   14.17%   0.90%     0.90%    1.71 %      1.71 %
Scudder International Research
 Subaccount.....................   203     1.574    7.823    364   14.42%   0.90%     0.90%  (25.11)%    (25.11)%
Scudder Investment Grade Bond
 Subaccount.....................    86     1.265   11.423    432    4.05%   0.60%     0.90%    4.77 %      5.08 %
Scudder Money Market
 Subaccount..................... 1,070     1.081   10.921  2,809    4.90%   0.60%     0.90%    2.84 %      3.15 %
Scudder New Europe Subaccount...     9     7.310    7.310     69    2.02%   0.90%     0.90%  (30.48)%    (30.48)%
Scudder Small Cap Growth
 Subaccount..................... 1,113     1.645    8.658  2,511   12.80%   0.60%     0.90%  (29.44)%    (29.23)%
Scudder Small Cap Value
 Subaccount.....................     9    13.306   13.306    114    N/A     0.90%     0.90%   16.62 %     16.62 %
Scudder Strategic Income
 Subaccount.....................     0    10.536   10.536      2    N/A     0.90%     0.90%    4.29 %      4.29 %
Scudder Technology Growth
 Subaccount.....................    57     8.003    8.003    458    N/A     0.90%     0.90%  (33.00)%    (33.00)%
Scudder Total Return Subaccount. 1,032     2.606   10.097  3,472    6.06%   0.60%     0.90%   (6.93)%     (6.65)%
SVS Dreman Financial Services
 Subaccount.....................    24    12.381   12.381    298    1.20%   0.90%     0.90%   (5.71)%     (5.71)%
SVS Dreman High Return Equity
 Subaccount.....................   264     1.183   13.117  1,196    1.11%   0.90%     0.90%    0.78 %      0.78 %
SVS Dynamic Growth Subaccount...     0     8.747    8.747      1    N/A     0.90%     0.90%  (12.53)%(d) (12.53)%(d)
SVS Focus Value + Growth
 Subaccount.....................    50     1.543    9.556    168    3.74%   0.60%     0.90%  (15.12)%    (14.87)%
SVS Focused Large Cap Growth
 Subaccount.....................    51     9.467    9.467    482    N/A     0.90%     0.90%  (17.69)%    (17.69)%
SVS Growth and Income
 Subaccount.....................    71     8.947    8.947    634    0.47%   0.90%     0.90%   (3.07)%     (3.07)%
SVS Growth Opportunities
 Subaccount.....................    45     7.811    7.811    349    N/A     0.90%     0.90%  (24.37)%    (24.37)%
SVS Index 500 Subaccount........    89     8.442    8.442    748    0.21%   0.90%     0.90%  (12.84)%    (12.84)%
SVS Mid Cap Growth Subaccount...     0     8.777    8.777      4    N/A     0.90%     0.90%  (12.23)%(d) (12.23)%(d)
SVS Strategic Equity Subaccount.     0     7.554    7.554      3    N/A     0.90%     0.90%  (24.46)%(d) (24.46)%(d)
SVS Venture Value Subaccount....    17     9.443    9.443    164    N/A     0.90%     0.90%   (5.57)%(d)  (5.57)%(d)

--------
(a)This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.

                       KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS


(b)This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of policyowner units are excluded.

(c)Total return is calculated using the beginning and ending unit value, which reflects the changes in the underlying fund values and reductions related to the expense ratio, for the period indicated.

(d)Total Return is calculated for the period of May 1, 2001 to December 31, 2001.

(3) Summary of Investments

   Investments, at cost, at December 31, 2001, are as follows (in thousands, differences are due to rounding):

                                                            Shares
                                                            Owned   Cost
                                                            ------ ------
       The Alger American Fund:
       Alger American Balanced Fund........................   38   $  512
       Alger American Growth Fund..........................   11      434
       Alger American Income and Growth Fund...............   28      314
       Alger American Leveraged AllCap Fund................    6      223
       Alger American MidCap Growth Fund...................   21      427

       American Century Variable Portfolios, Inc.:
       American Century VP Income & Growth Fund............    2       13
       American Century VP International Fund..............    0        1
       American Century VP Ultra Fund......................    0        3
       American Century VP Value Fund......................    6       42

       American Skandia Trust:
       AST Alliance Growth & Income Fund...................   74    1,493
       AST American Century International Growth I Fund....   36      410
       AST INVESCO Equity Income Fund......................   51      877
       AST JanCap Growth Fund..............................  215    7,860
       AST Neuberger Mid-Cap Growth Fund...................  120    2,167
       AST PBHG Small Cap Growth Fund......................   38      925
       AST PIMCO Limited Maturity Bond Fund................    6       63
       AST PIMCO Total Return Bond.........................   20      232
       AST T. Rowe Price Asset Allocation Fund.............   36      615

       Credit Suisse Trust:
       Credit Suisse Trust Emerging Markets Fund...........    3       24
       Credit Suisse Trust Global Post-Venture Capital Fund    3       33

       Deutsche Asset Management VIT Funds:................
       Deutsche VIT EAFE Equity Index Fund.................    0        2
       Deutsche VIT Small Cap Index Fund...................    0        3

       Dreyfus Life & Annuity Index Fund:
       Dreyfus Stock Index Fund............................    3       86

       The Dreyfus Socially Responsible Growth Fund, Inc:
       The Dreyfus Socially Responsible Growth Fund........    6      179

       Dreyfus Investment Portfolios:
       Dreyfus I.P. Mid Cap Stock Fund.....................   22      298

       Dreyfus Variable Investment Fund:
       Dreyfus VIF Appreciation Fund.......................    1       28
       Dreyfus VIF Small Cap Fund..........................    5      165

                       KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                                                            Shares
                                                            Owned   Cost
                                                            ------ ------
      Fidelity Variable Insurance Products Fund:
      Fidelity VIP Equity Income Fund......................   14   $  334
      Fidelity VIP Growth Fund.............................    6      209
      Fidelity VIP High Income Fund........................    9       65
      Fidelity VIP Overseas Fund...........................    2       27

      Fidelity Variable Insurance Products Fund II:
      Fidelity VIP II Contrafund Fund......................   80    1,945
      Fidelity VIP II Index 500 Fund.......................   11    1,602

      Fidelity Variable Insurance Products Fund III:
      Fidelity VIP III Growth Opportunities Fund...........   35      710

      Franklin Templeton Variable Insurance Products Trust:
      Templeton Asset Strategy Fund........................    0        8
      Templeton Developing Markets Securities Fund.........    4       20
      Templeton Global Income Securities Fund..............    1        6
      Templeton International Securities Fund..............    1       13

      INVESCO Variable Investment Funds, Inc.:
      INVESCO VIF Dynamics Fund............................    1        9
      INVESCO VIF Financial Services Fund..................    2       24
      INVESCO VIF Technology Fund..........................    2       33
      INVESCO VIF Telecommunications Fund..................    1        8

      Janus Aspen Series:
      Janus Aspen Aggressive Growth Fund...................   18      473
      Janus Aspen Balanced Fund............................   11      243
      Janus Aspen Capital Appreciation Fund................   23      606
      Janus Aspen Flexible Income Fund.....................    2       25
      Janus Aspen Growth Fund..............................   20      456
      Janus Aspen International Growth Fund................    7      188
      Janus Aspen Worldwide Growth Fund....................   13      402

      PIMCO Variable Insurance Trust:
      PIMCO Foreign Bond Fund..............................    2       24
      PIMCO Low Duration Bond Fund.........................    1       14

      Scudder Variable Series I:
      Scudder 21st Century Growth Fund.....................   25      205
      Scudder Bond Fund....................................    3       18
      Scudder Capital Growth Fund..........................   16      355
      Scudder Global Discovery Fund........................   51      506
      Scudder Growth and Income Fund.......................   57      557
      Scudder Health Sciences Fund.........................    1       10
      Scudder International Fund...........................   41      528
      Scudder Money Market Fund............................   38       38

      Scudder Variable Series II:
      Scudder Aggressive Growth Fund.......................   40      479
      Scudder Blue Chip Fund...............................   45      595
      Scudder Contrarian Value Fund........................    9      124
      Scudder Global Blue Chip Fund........................   21      214
      Scudder Government Securities Fund...................  434    5,158
      Scudder Growth Fund..................................  120    2,975
      Scudder High Yield Fund..............................   85      817
      Scudder International Research Fund..................   39      537
      Scudder Investment Grade Bond Fund...................   38      431

                       KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                                                  Shares
                                                  Owned   Cost
                                                  ------ -------
               Scudder Money Market Fund......... 2,809  $ 2,809
               Scudder New Europe Fund...........    10       87
               Scudder Small Cap Growth Fund.....   196    3,548
               Scudder Small Cap Value Fund......     9      107
               Scudder Strategic Income Fund.....     0        2
               Scudder Technology Growth Fund....    49      571
               Scudder Total Return Fund.........   154    3,591
               SVS Dreman Financial Services Fund    28      294
               SVS Dreman High Return Equity Fund   111    1,185
               SVS Dynamic Growth Fund...........     0        1
               SVS Focus Value + Growth Fund.....    13      185
               SVS Focused Large Cap Growth Fund.    51      553
               SVS Growth and Income Fund........    70      683
               SVS Growth Opportunities Fund.....    44      470
               SVS Index 500 Fund................    87      771
               SVS Mid Cap Growth Fund...........     0        4
               SVS Strategic Equity Fund.........     0        3
               SVS Venture Value Fund............    17      156
                                                         -------
                  Total Investments at Cost......        $53,440
                                                         =======

(4) Transactions with Affiliates

   KILICO provides a death benefit payment upon the death of the policy owner under the terms of the death benefit option selected by the policy owner as further described in the Policy. KILICO assesses a monthly charge to the subaccounts for the cost of providing this insurance protection to the policy owner. These cost of insurance charges vary with the issue age, sex and rate class of the policy owner, and are charged to their respective subaccounts in proportion to their total Separate Account value. Cost of insurance charges totaled approximately $101,000, $3,234,000, $402,000, $630,000 and $45,000 for
the Kemper Select, Power V, Farmers Variable Universal Life I, Zurich Kemper Lifeinvestor and Scudder Destinations Life policies, respectively, for the year ended December 31, 2001, and are reflected in the Statement of Operations. Included within these cost of insurance charges are various administrative charges as described in the prospectuses. KILICO assumes other mortality and expense risk that the cost of insurance charges may not cover due to certain No-Lapse Guarantees. Also, administration and maintenance expense may exceed Administration Charges set by the Policies. Therefore, KILICO assesses a daily charge to the subaccounts for mortality and expense risk at an annual rate of 0.90% of assets except for Zurich Kemper Lifeinvestor, which assesses a daily charge at a current annual rate of 0.60% for the first ten policy years, 0.40% for policy years eleven through twenty and 0.20% for policy years twenty-one and thereafter.

   Proceeds payable on the surrender of a Policy are reduced by the amount of any applicable contingent deferred sales charge.

   A state and local premium tax charge of 2.5% is deducted from each premium payment under the Power V, Farmers Variable Universal Life I and Zurich Kemper Lifeinvestor policies prior to allocation of the net premium. This charge is to reimburse KILICO for the payment of state premium taxes. KILICO expects to pay an average state premium tax rate of approximately 2.5% but the actual premium tax attributable to a Policy may be more or less. Under Section 848 of the Internal Revenue Code (the "Code"), the receipt of premium income by a life insurance company requires the deferral of a portion of the acquisition cost over a maximum of a 120 month period. The effect of Section 848 for KILICO is an acceleration of income recognition over a deferral of the associated deductions for tax purposes; this is referred to as deferred acquisition cost or, the "DAC tax". As compensation for this accelerated liability, a DAC tax charge of 1.00% of each premium dollar is deducted from the premium by KILICO under the Power V, Farmers Variable Universal Life I and Zurich Kemper Lifeinvestor policies before investment of a policy owners funds into the Separate Account. Under the Scudder Destinations Life policies, for the first ten policy years, a tax charge

                       KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

equal to an annual rate of 0.40% of the average monthly cash value is assessed against the Policy. The tax charge covers a portion of KILICO's state premium tax expense and a certain federal income tax liability incurred as a result of the receipt of premium.

   Policy loans are also provided for under the terms of the Policy. The minimum amount of the loan under Kemper Select, Power V, Farmers Variable Universal Life I and Zurich Kemper Lifeinvestor policies is $500 and is limited to 90% of the surrender value, less applicable surrender charges. The minimum amount of the loan under the Scudder Destinations Life policies is $1,000 and is limited to 90% of the surrender value, less applicable surrender charges. Interest is assessed against a policy loan under the terms of the Policy. Policy loans are carried in KILICO's general account.

   Zurich Scudder Investments, Inc., an affiliated company, is the investment manager of the Scudder Variable Series I and the Scudder Variable Series II series of funds. On December 4, 2001, Deutsche Bank and ZFS announced that they have signed a definitive agreement under which Deutsche Bank will acquire 100% of ZSI, with the exception of ZSI's UK operations, Threadneedle Investments. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.

   Investors Brokerage Services, Inc. and PMG Securities, Inc., wholly-owned subsidiaries of KILICO, are the principal underwriters for the Separate Account.

(5) Policy Owners' Equity

   Policy owners' equity is affected by the investment results of each subaccount and contract charges. Policy owners' equity at December 31, 2001, is as follows (in thousands, except unit value; differences due to rounding):

                                                                           Number   Unit   Policy Owners'
                                                                          of Units  Value      Equity
                                                                          -------- ------- --------------
Farmers Variable Universal Life I Policies
Franklin Templeton Variable Insurance Products Trust:
   Templeton Developing Market Securities Subaccount.....................     1    $ 4.774     $    6
Janus Aspen Series:
   Janus Aspen Capital Appreciation Subaccount...........................    23     20.809        485
PIMCO Variable Insurance Trust:
   PIMCO Foreign Bond Subaccount.........................................     2     11.292         24
   PIMCO Low Duration Bond Subaccount....................................     2     11.530         14
Scudder Variable Series I:
   Scudder Bond Subaccount...............................................     2      7.646         19
   Scudder Growth and Income Subaccount..................................    23     10.018        232
   Scudder International Subaccount......................................     4     11.876         48
   Scudder Money Market Subaccount.......................................    22      1.119         24
Scudder Variable Series II:
   Scudder Government Securities Subaccount..............................    28      1.414         39
   Scudder High Yield Subaccount.........................................    12      1.146         14
   Scudder Small Cap Growth Subaccount...................................    25      1.645         41
   SVS Dreman High Return Equity Subaccount..............................   190      1.183        225
                                                                                               ------
       Total Farmers Variable Universal Life I Policy Owners' Equity.....                      $1,171
                                                                                               ======
Scudder Destinations Life Policies
The Alger American Fund:
   Alger American Balanced Subaccount....................................    38     10.350        390
   Alger American Leveraged AllCap Subaccount............................    23      8.190        192

                       KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                                                                   Number   Unit   Policy Owners'
                                                                  of Units  Value      Equity
                                                                  -------- ------- --------------
Credit Suisse Trust:
   Credit Suisse Trust Emerging Markets Subaccount...............      3   $ 8.482    $    22
   Credit Suisse Trust Global Post-Venture Capital Subaccount....      3     8.859         25
The Dreyfus Socially Responsible Growth Fund, Inc.:
   Dreyfus Socially Responsible Growth Fund Subaccount...........     17     7.644        128
Dreyfus Investment Portfolios:
   Dreyfus I.P. Mid Cap Stock Subaccount.........................     27    11.319        305
INVESCO Variable Investment Funds, Inc.:
   INVESCO VIF Utilities Subaccount..............................      0     7.998          0
Scudder Variable Series I:
   Scudder 21st Century Growth Subaccount........................     25     6.262        155
   Scudder Capital Growth Subaccount.............................     26     9.050        235
   Scudder Global Discovery Subaccount...........................     44    10.153        445
   Scudder Growth and Income Subaccount..........................     15     9.313        141
   Scudder Health Sciences Subaccount............................      1    10.586         10
   Scudder International Subaccount..............................     15     6.934        106
Scudder Variable Series II:
   Scudder Aggressive Growth Subaccount..........................     43     9.530        412
   Scudder Blue Chip Subaccount..................................     59     9.129        537
   Scudder Contrarian Value Subaccount...........................     11    11.303        126
   Scudder Global Blue Chip Subaccount...........................     20     9.733        199
   Scudder Government Securities Subaccount......................     23    11.753        265
   Scudder Growth Subaccount.....................................     36     8.044        289
   Scudder High Yield Subaccount.................................     14     9.395        134
   Scudder International Research Subaccount.....................      7     7.823         56
   Scudder Investment Grade Bond Subaccount......................     32    11.423        363
   Scudder Money Market Subaccount...............................    142    10.921      1,550
   Scudder New Europe Subaccount.................................      9     7.310         69
   Scudder Small Cap Growth Subaccount...........................     25     8.658        220
   Scudder Small Cap Value Subaccount............................      9    13.306        114
   Scudder Strategic Income Subaccount...........................      0    10.536          2
   Scudder Technology Growth Subaccount..........................     57     8.003        458
   Scudder Total Return Subaccount...............................     59    10.097        596
   SVS Dreman Financial Services Subaccount......................     24    12.381        298
   SVS Dreman High Return Equity Subaccount......................     74    13.117        971
   SVS Dynamic Growth Subaccount.................................      0     8.747          1
   SVS Focus Value + Growth Subaccount...........................     11     9.556        109
   SVS Focused Large Cap Growth Subaccount.......................     51     9.467        481
   SVS Growth and Income Subaccount..............................     71     8.947        633
   SVS Growth Opportunities Subaccount...........................     45     7.811        349
   SVS Index 500 Subaccount......................................     89     8.442        748
   SVS Mid Cap Growth Subaccount.................................      0     8.777          4
   SVS Strategic Equity Subaccount...............................      0     7.554          3
   SVS Venture Value Subaccount..................................     17     9.443        164
                                                                                      -------
       Total Scudder Destinations Life Policy Owners' Equity.....                     $11,305
                                                                                      =======
Kemper Select Policies
Scudder Variable Series II
   Scudder Money Market Subaccount...............................    146     1.914        280
   Scudder Total Return Subaccount...............................    898     2.902      2,606
   Scudder High Yield Subaccount.................................    150     2.292        343
   Scudder Growth Subaccount.....................................    401     3.210      1,288
   Scudder Government Securities Subaccount......................  1,942     2.496      4,847
                                                                                      -------
       Total Kemper Select Policy Owners' Equity.................                     $ 9,364
                                                                                      =======

                       KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                                                         Number             Policy Owners'
                                                        of Units Unit Value     Equity
                                                        -------- ---------- --------------
Power V Policies
American Skandia Trust:
   AST Alliance Growth & Income Subaccount.............    50     $ 27.837     $ 1,392
   AST American Century International I Subaccount.....    34       12.140         412
   AST INVESCO Equity Income Subaccount................    40       19.960         802
   AST JanCap Growth Subaccount........................   181       28.373       5,146
   AST Neuberger Mid-Cap Growth Subaccount.............    82       19.957       1,636
   AST PBHG Small Cap Growth Subaccount................    29       20.757         599
   AST PIMCO Limited Maturity Bond Subaccount..........     5       14.179          64
   AST PIMCO Total Return Bond Subaccount..............    16       15.314         242
   AST T. Rowe Price Asset Allocation Subaccount.......    29       18.539         545
Fidelity Variable Insurance Products Fund:
   Fidelity VIP Equity Income Subaccount...............     8       26.981         205
   Fidelity VIP High Income Subaccount.................     2        8.266          16
Fidelity Variable Insurance Products Fund II:
   Fidelity VIP II Contrafund Subaccount...............    67       24.106       1,617
   Fidelity VIP II Index 500 Subaccount................    11      131.456       1,388
Fidelity Variable Insurance Products Fund III:
   Fidelity VIP III Growth Opportunities Subaccount....    33       16.402         536
Scudder Variable Series I:
   Scudder Growth and Income Subaccount................     8       10.027          84
   Scudder International Subaccount....................    15       11.708         171
Scudder Variable Series II:
   Scudder Growth Subaccount...........................   243        3.872         942
   Scudder Government Securities Subaccount............    54        1.612          87
   Scudder High Yield Subaccount.......................   151        1.325         200
   Scudder International Research Subaccount...........   196        1.574         308
   Scudder Money Market Subaccount.....................   357        1.234         441
   Scudder Small Cap Growth Subaccount.................   943        2.174       2,050
   Scudder Total Return Subaccount.....................    58        3.895         224
                                                                               -------
       Total Power V Policy Owners' Equity.............                        $19,107
                                                                               =======
Zurich Kemper Lifeinvestor Policies
The Alger American Fund:
   Alger American Balanced Subaccount..................    12       14.681         114
   Alger American Growth Subaccount....................     8       47.841         389
   Alger American Income and Growth Subaccount.........    20       14.704         297
   Alger American MidCap Growth Subaccount.............    12       32.524         378
American Century Variable Portfolios, Inc:
   American Century VP Income & Growth Subaccount......     2        6.434          14
   American Century VP International Subaccount........     0        6.564           1
   American Century VP Ultra Subaccount................     0        9.492           3
   American Century VP Value Subaccount................     6        7.410          45
Deutsche Asset Management VIT Funds:
   Deutsche VIT EAFE Equity Index Subaccount...........     0        8.356           2
   Deutsche VIT Small Cap Index Subaccount.............     0       11.291           3
Dreyfus Life & Annuity Index Fund:
   Dreyfus Stock Index Fund Subaccount.................     3       30.110          87
The Dreyfus Socially Responsible Growth Fund, Inc.:
   Dreyfus Socially Responsible Growth Fund Subaccount.     1       26.610          22
Dreyfus Variable Investment Fund:
   Dreyfus VIF Appreciation Subaccount.................     1       35.519          29
   Dreyfus VIF Small Cap Subaccount....................     2       69.777         161

                       KILICO VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                                                                    Number   Unit   Policy Owners'
                                                                   of Units  Value      Equity
                                                                   -------- ------- --------------
Fidelity Variable Insurance Products Fund:
   Fidelity VIP Equity Income Subaccount..........................     5    $23.983    $   119
   Fidelity VIP Growth Subaccount.................................     5     35.542        195
   Fidelity VIP High Income Subaccount............................     6      7.139         41
   Fidelity VIP Overseas Subaccount...............................     2     15.582         24
Franklin Templeton Variable Insurance Products Trust:
   Templeton Asset Strategy Subaccount............................     0     21.133          8
   Templeton Developing Markets Securities Subaccount.............     3      4.834         13
   Templeton Global Income Securities Subaccount..................     1     11.621          6
   Templeton International Securities Subaccount..................     1     18.223         12
INVESCO Variable Investment Funds, Inc.:
   INVESCO VIF Dynamics Fund Subaccount...........................     1     12.490         10
   INVESCO VIF Financial Services Subaccount......................     2     12.422         25
   INVESCO VIF Technology Subaccount..............................     2     15.308         34
   INVESCO VIF Telecommunications Subaccount......................     1      5.548          8
Janus Aspen Series:
   Janus Aspen Aggressive Growth Subaccount.......................    16     24.365        399
   Janus Aspen Balanced Subaccount................................     9     25.720        238
   Janus Aspen Flexible Income Subaccount.........................     2     12.926         24
   Janus Aspen Growth Subaccount..................................    18     21.398        395
   Janus Aspen International Growth Subaccount....................     7     24.672        172
   Janus Aspen Worldwide Growth Subaccount........................    12     30.882        365
Scudder Variable Series I:
   Scudder Capital Growth Subaccount..............................     2     20.928         32
   Scudder Growth and Income Subaccount...........................     4      9.411         42
   Scudder International Subaccount...............................     1     10.888          8
Scudder Variable Series II:
   Scudder Government Securities Subaccount.......................    84      1.363        114
   Scudder Investment Grade Bond Subaccount.......................    55      1.265         69
   Scudder Money Market Subaccount................................   425      1.081        460
   Scudder Small Cap Growth Subaccount............................   120      1.668        201
   Scudder Total Return Subaccount................................    17      2.606         45
   SVS Focus Value + Growth Subaccount............................    39      1.543         60
                                                                                       -------
       Total Zurich Kemper Lifeinvestor Policy Owners' Equity.....                     $ 4,664
                                                                                       -------
       Total KILICO Variable Separate Account.....................                     $45,611
                                                                                       =======

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company:

   In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and its subsidiaries (the ''Company'') at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
March 22, 2002

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                       (in thousands, except share data)

                                                                             December 31, December 31,
                                                                                 2001         2000
                                                                             ------------ ------------
Assets
Fixed maturity securities available for sale, at fair value (amortized cost:
  December 31, 2001, $3,057,139; December 31, 2000, $3,189,719)............. $ 3,094,560  $ 3,157,169
Equity securities, at fair value (cost: December 31, 2001 and
  December 31, 2000, $65,473)...............................................      67,731       63,879
Short-term investments......................................................     159,105       15,900
Joint venture mortgage loans................................................     104,303       67,473
Third-party mortgage loans..................................................      63,897       63,476
Other real estate-related investments.......................................       8,240        9,468
Policy loans................................................................     239,787      256,226
Other invested assets.......................................................      20,799       21,792
                                                                             -----------  -----------
   Total investments........................................................   3,758,422    3,655,383
Cash........................................................................      57,374       34,101
Accrued investment income...................................................     140,762      134,585
Reinsurance recoverable.....................................................     240,536      310,183
Deferred insurance acquisition costs........................................     381,506      240,801
Value of business acquired..................................................      75,806       95,621
Goodwill....................................................................     178,418      191,163
Other intangible assets.....................................................       6,261        4,531
Deferred income taxes.......................................................      95,688      120,781
Federal income tax receivable...............................................      13,866        8,803
Receivable on sales of securities...........................................       2,100        8,286
Other assets and receivables................................................      30,336       22,766
Assets held in separate accounts............................................  13,108,753   11,179,639
                                                                             -----------  -----------
   Total assets............................................................. $18,089,828  $16,006,643
                                                                             ===========  ===========
Liabilities
Future policy benefits...................................................... $ 3,634,161  $ 3,588,140
Other policyholder benefits and funds payable...............................     436,449      399,585
Other accounts payable and liabilities......................................      92,472      109,152
Liabilities related to separate accounts....................................  13,108,753   11,179,639
                                                                             -----------  -----------
   Total liabilities........................................................  17,271,835   15,276,516
                                                                             -----------  -----------
Commitments and contingent liabilities......................................
Stockholder's equity
Capital stock--$10 par value, authorized 300,000 shares;
  outstanding 250,000 shares................................................       2,500        2,500
Additional paid-in capital..................................................     804,347      804,347
Accumulated other comprehensive income (loss)...............................      16,551      (32,718)
Retained deficit............................................................      (5,405)     (44,002)
                                                                             -----------  -----------
   Total stockholder's equity...............................................     817,993      730,127
                                                                             -----------  -----------
   Total liabilities and stockholder's equity............................... $18,089,828  $16,006,643
                                                                             ===========  ===========

   See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                (in thousands)

                                                    Year Ended December 31,
                                                ------------------------------
                                                  2001       2000       1999
                                                ---------  ---------  --------
Revenue
Net investment income.......................... $ 269,419  $ 257,470  $264,640
Realized investment gains (losses).............    20,660     (8,277)   (9,549)
Premium income.................................       486      8,394    21,990
Separate account fees and charges..............    70,993     68,293    74,715
Other income...................................    36,739     35,030    11,623
                                                ---------  ---------  --------
   Total revenue...............................   398,297    360,910   363,419
                                                ---------  ---------  --------
Benefits and Expenses
Interest credited to policyholders.............   159,127    152,289   162,243
Claims incurred and other policyholder benefits    21,933     13,718    18,185
Taxes, licenses and fees.......................    10,714     17,861    30,234
Commissions....................................   179,585    114,162    67,555
Operating expenses.............................    66,026     61,671    45,989
Deferral of insurance acquisition costs........  (166,202)  (104,608)  (69,814)
Amortization of insurance acquisition costs....    18,052     23,231     5,524
Amortization of value of business acquired.....    15,606     19,926    12,955
Amortization of goodwill.......................    12,744     12,744    12,744
Amortization of other intangible assets........       961        368        --
                                                ---------  ---------  --------
   Total benefits and expenses.................   318,546    311,362   285,615
                                                ---------  ---------  --------
Income before income tax expense...............    79,751     49,548    77,804
Income tax expense.............................    28,154      1,247    32,864
                                                ---------  ---------  --------
   Net income.................................. $  51,597  $  48,301  $ 44,940
                                                =========  =========  ========

   See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                (in thousands)

                                                                       Year Ended December 31,
                                                                    -----------------------------
                                                                      2001      2000      1999
                                                                    --------  --------  ---------
Net income......................................................... $ 51,597  $ 48,301  $  44,940
                                                                    --------  --------  ---------
Other comprehensive income (loss), before tax:
Unrealized holding gains (losses) on investments arising during period:
Unrealized holding gains (losses) on investments...................   54,155    61,487   (180,267)
Adjustment to value of business acquired...........................   (5,914)   (3,400)    12,811
Adjustment to deferred insurance acquisition costs.................   (1,050)     (230)     5,726
                                                                    --------  --------  ---------
   Total unrealized holding gains (losses) on investments arising
     during period.................................................   47,191    57,857   (161,730)
                                                                    --------  --------  ---------
Less reclassification adjustments for items included in net income:
Adjustment for (gains) losses included in realized investment gains
  (losses).........................................................   (9,203)  (24,583)    16,651
Adjustment for amortization of premium on fixed maturity
  securities included in net investment income.....................   (5,732)   (4,538)   (10,533)
Adjustment for (gains) losses included in amortization of value of
  business acquired................................................   (1,705)      214       (454)
Adjustment for losses included in amortization of insurance
  acquisition costs................................................    6,395        13      1,892
                                                                    --------  --------  ---------
   Total reclassification adjustments for items included in net
     income........................................................  (10,245)  (28,894)     7,556
                                                                    --------  --------  ---------
Other comprehensive income (loss), before related income tax
  expense (benefit)................................................   57,436    86,751   (169,286)
Related income tax expense (benefit)...............................    8,167    (1,350)   (15,492)
                                                                    --------  --------  ---------
   Other comprehensive income (loss), net of tax...................   49,269    88,101   (153,794)
                                                                    --------  --------  ---------
   Comprehensive income (loss)..................................... $100,866  $136,402  $(108,854)
                                                                    ========  ========  =========

   See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                (in thousands)

                                                                Year Ended December 31,
                                                            ------------------------------
                                                              2001      2000       1999
                                                            --------  ---------  ---------
Capital stock, beginning and end of period................. $  2,500  $   2,500  $   2,500
                                                            --------  ---------  ---------
Additional paid-in capital, beginning and end of period....  804,347    804,347    804,347
                                                            --------  ---------  ---------
Accumulated other comprehensive income (loss), beginning of
  period...................................................  (32,718)  (120,819)    32,975
Other comprehensive income (loss), net of tax..............   49,269     88,101   (153,794)
                                                            --------  ---------  ---------
   End of period...........................................   16,551    (32,718)  (120,819)
                                                            --------  ---------  ---------
Retained earnings (deficit), beginning of period...........  (44,002)   (56,023)    14,037
Net income.................................................   51,597     48,301     44,940
Dividends to parent........................................  (13,000)   (36,280)  (115,000)
                                                            --------  ---------  ---------
   End of period...........................................   (5,405)   (44,002)   (56,023)
                                                            --------  ---------  ---------
       Total stockholder's equity.......................... $817,993  $ 730,127  $ 630,005
                                                            ========  =========  =========

   See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                (in thousands)

                                                                       Year Ended December 31,
                                                                 -----------------------------------
                                                                    2001        2000        1999
                                                                 -----------  ---------  -----------
Cash flows from operating activities
Net income...................................................... $    51,597  $  48,301  $    44,940
Reconciliation of net income to net cash from operating
  activities:
   Realized investment (gains) losses...........................     (20,660)     8,277        9,549
   Net change in trading account securities.....................          --         --      (51,239)
   Interest credited and other charges..........................     169,084    142,344      158,557
   Deferred insurance acquisition costs, net....................    (148,150)   (81,377)     (64,290)
   Amortization of value of business acquired...................      15,606     19,926       12,955
   Amortization of goodwill.....................................      12,744     12,744       12,744
   Amortization of discount and premium on investments..........       5,731      4,538       11,157
   Amortization of other intangible assets......................         961        368           --
   Deferred income taxes........................................      16,927    (25,930)     (42,952)
   Net change in current federal income taxes...................      (5,063)   (18,593)     (10,594)
   Benefits and premium taxes due related to separate
     account business-owned life insurance......................      (6,392)   (61,476)     149,477
   Other, net...................................................       5,120     42,377      (11,901)
                                                                 -----------  ---------  -----------
       Net cash flow from operating activities..................      97,505     91,499      218,403
                                                                 -----------  ---------  -----------
Cash flows from investing activities
Cash from investments sold or matured:
   Fixed maturity securities held to maturity...................     281,664    170,465      335,735
   Fixed maturity securities sold prior to maturity.............   1,331,168    589,933    1,269,290
   Equity securities............................................          --      1,271       11,379
   Mortgage loans, policy loans and other invested assets.......      60,495     73,177       75,389
Cost of investments purchased or loans originated:
   Fixed maturity securities....................................  (1,481,699)  (569,652)  (1,455,496)
   Equity securities............................................          --     (1,264)      (8,703)
   Mortgage loans, policy loans and other invested assets.......     (41,395)   (47,109)     (43,665)
   Investment in subsidiaries...................................      (2,690)    (4,899)          --
Short-term investments, net.....................................    (143,205)    26,491       15,943
Net change in receivable and payable for securities transactions       6,186     (4,786)          --
Net change in other assets......................................       2,248     (5,141)      (2,725)
                                                                 -----------  ---------  -----------
       Net cash from investing activities.......................      12,772    228,486      197,147
                                                                 -----------  ---------  -----------
Cash flows from financing activities
Policyholder account balances:
   Deposits.....................................................     680,106    608,363      383,874
   Withdrawals..................................................    (733,521)  (881,888)    (694,848)
Dividends to parent.............................................     (13,000)   (36,280)    (115,000)
Cash overdrafts.................................................     (20,589)    11,906        8,953
                                                                 -----------  ---------  -----------
       Net cash from financing activities.......................     (87,004)  (297,899)    (417,021)
                                                                 -----------  ---------  -----------
       Net increase (decrease) in cash..........................      23,273     22,086       (1,471)
Cash, beginning of period.......................................      34,101     12,015       13,486
                                                                 -----------  ---------  -----------
Cash, end of period............................................. $    57,374  $  34,101  $    12,015
                                                                 ===========  =========  ===========

   See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) Summary of Significant Accounting Policies

Basis of presentation

   Kemper Investors Life Insurance Company and its subsidiaries ("the Company") issue fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. Zurich Kemper Life Insurance Company of New York ("ZKLICONY"), a newly formed, wholly-owned subsidiary, received its license from the state of New York early in 2001 and began writing business in May of 2001. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Group Holding ("ZGH" or "Zurich"), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a Swiss holding company.

   The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 2000 and 1999 consolidated financial statements in order for them to conform to the 2001 presentation. The accompanying consolidated financial statements of the Company as of and for the years ended December 31, 2001, 2000 and 1999, have been prepared in conformity with accounting principles generally accepted in the United States of America.

Estimates

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect goodwill, deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturity securities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.

Goodwill and other intangibles

   The Company reviews goodwill and other intangibles ("intangible assets") to determine if events or changes in circumstances may have affected the recoverability of the outstanding intangible assets as of each reporting period. In the event that the Company determines that the intangible assets are not recoverable, it would amortize such amounts as additional amortization expense in the accompanying financial statements. As of December 31, 2001, the Company believes that no such adjustment is necessary.

   During 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard 141 ("SFAS 141"), Business Combinations and Statement of Financial Accounting Standard 142 ("SFAS 142"), Goodwill and Other Intangible Assets in July 2001. SFAS 141 requires that the purchase method of accounting must be used for all business combinations initiated after June 30, 2001. SFAS 142 primarily addresses the accounting that must be applied to goodwill and other intangible assets subsequent to their acquisition. The Company intends to adopt SFAS 141 and SFAS 142 in the first quarter of 2002, however they are not expected to have a material impact on the Company's 2002 financial results.

   The difference between ZFS's cost of acquiring the Company and the net fair value of the assets and liabilities as of January 4, 1996 was recorded as goodwill. Goodwill is amortized on a straight-line basis over a twenty-year period. Other intangible assets of $7.6 million, recorded in 2001 and 2000 in connection with the purchase of PMG, are being amortized on a straight-line basis over a ten-year period.

Value of business acquired

   The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition, January 4, 1996. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



   The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the value of business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2006 are as follows:

                                                      Projected
                              Beginning               Accretion  Ending
      Year Ended December 31,  Balance  Amortization Of Interest Balance
      ----------------------- --------- ------------ ----------- --------
      (in thousands)
           1999 (actual)..... $126,066    $(20,891)    $7,936    $113,111
           2000 (actual).....  113,111     (26,805)     6,879      93,185
           2001 (actual).....   93,185     (21,394)     5,788      77,579
           2002..............   77,579     (17,308)     4,548      64,819
           2003..............   64,819     (15,003)     3,812      53,628
           2004..............   53,628     (13,464)     3,142      43,306
           2005..............   43,306     (11,686)     2,527      34,147
           2006..............   34,147     (10,191)     1,971      25,927

   The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturity securities held as available for sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to accumulated other comprehensive income, net of income tax. This adjustment decreased the value of business acquired by $1.8 million as of December 31, 2001 and increased the value of business acquired by $2.4 million and $6.0 million as of December 31, 2000 and 1999, respectively. Accumulated other comprehensive income decreased by approximately $1.2 million as of December 31, 2001 due to this adjustment and increased accumulated other comprehensive income by approximately $1.6 million and $3.9 million as of December 31, 2000 and 1999, respectively.

Life insurance revenue and expenses

   Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income, and policy charges such as mortality, expense and surrender charges and expense loads for premium taxes on certain contracts. Expenses consist of benefits and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs.

   Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

Reinsurance

   In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

Deferred insurance acquisition costs

   The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturity securities held as available for sale in the investment portfolio, through a charge or credit to accumulated other comprehensive income, net of income tax. The deferred insurance acquisition costs for term-life insurance products are being amortized over the premium paying period of the policies.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



Future policy benefits

   Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. A liability has been established for guaranteed death benefits in excess of account values. The guaranteed retirement income benefit ("GRIB") is an optional benefit to the DESTINATIONS/SM/ variable annuity, for an additional asset-based fee. It allows for a proxy account value, called the GRIB Base, to be applied to the guaranteed annuity factors (settlement option purchase rates) in the contract. The GRIB Base prior to attained age 80 is the greatest of:

      .  the contract value (account value)

      . the greatest anniversary value before the exercise (annuitization) date, or

      . purchase payments minus previous withdrawals, accumulated at 5 percent interest per year to the annuitization date.

   GRIB reserves have been established for policies that have withdrawn a substantial portion of their contract values, exposing a proportionately large GRIB benefit in relation to the account value. These policies were deemed to have elected annuitization and a reserve has been established to cover the present value of future benefits. No additional liabilities for future policy benefits related to guaranteed living benefits have been established. Had such a benefit been established, total liabilities would have been increased by $7.8 million.

   Current interest rates credited during the contract accumulation period range from 3.0 percent to 10.0 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.0 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5 percent to 12.0 percent.

   Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Assumed investment yields are by policy duration and range from 7.3 percent to 6.0 percent over 20 years.

Guaranty fund assessments

   The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 2001 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

Invested assets and related income

   Investments in fixed maturity securities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.

   The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


interest income on fixed maturity securites deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

   Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments, net of any applicable reserves and write-downs, include notes receivable from real estate ventures and investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.

   Investments in policy loans and other invested assets, consisting primarily of venture capital investments and a leveraged lease, are carried primarily at cost.

   Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income (loss). Such unrealized gains are recorded net of deferred income tax expense, while unrealized losses are not tax benefited.

Derivative instruments

   The Company is party to an interest rate swap agreement with Zurich Capital Markets, Inc. ("ZCM"), an affiliated counterparty. The Company uses interest rate swaps to hedge against interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is made by one counterparty at each due date. In 2001, the Company paid $0.9 million as settlement for the difference between the fixed-rate and floating-rate interest.

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect its counterparty to fail to meet its obligations given its high credit ratings. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts. At December 31, 2001, an open swap agreement with a notional value of $100.0 million and an expiration date of November 2004, had a negative market value of $5.0 million. The negative market value was included as a component of other accounts payable and liabilities in the accompanying consolidated balance sheets.

Separate account business

   The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contractholders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contractholders. The assets and liabilities of the separate accounts are carried at fair value.

Income tax

   The Company files a separate Federal income tax return. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

(2) Cash Flow Information

   The Company defines cash as cash in banks and money market accounts. The Company paid federal income taxes of $19.8 million, $43.9 million and $83.8 million directly to the United States Treasury Department during 2001, 2000 and 1999, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(3) Invested Assets and Related Income

   The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturity securities are considered available for sale. The carrying value of fixed maturity securities compared with amortized cost, adjusted for other-than-temporary declines in value and estimated unrealized gains and losses, were as follows:

                                                                                  Estimated Unrealized
                                                             Carrying  Amortized  -------------------
                                                              Value      Cost       Gains     Losses
                                                            ---------- ----------  -------   --------
(in thousands)
December 31, 2001
U.S. treasury securities and obligations of U.S. government
  agencies and authorities................................. $   21,354 $   21,286 $   254    $   (186)
Obligations of states and political subdivisions, special
  revenue and nonguaranteed................................     13,488     13,292     196          --
Debt securities issued by foreign governments..............      4,537      4,508      29          --
Corporate securities.......................................  1,945,006  1,926,160  45,602     (26,756)
Mortgage and asset-backed securities.......................  1,110,175  1,091,893  24,795      (6,513)
                                                            ---------- ----------  -------   --------
   Total fixed maturity securities......................... $3,094,560 $3,057,139 $70,876    $(33,455)
                                                            ========== ==========  =======   ========
December 31, 2000
U.S. treasury securities and obligations of U.S. government
  agencies and authorities................................. $   11,822 $   11,777 $    69    $    (24)
Obligations of states and political subdivisions, special
  revenue and nonguaranteed................................     24,021     24,207      --        (186)
Debt securities issued by foreign governments..............     21,812     21,893      90        (171)
Corporate securities.......................................  2,060,679  2,093,916  12,634     (45,871)
Mortgage and asset-backed securities.......................  1,038,835  1,037,926   7,495      (6,586)
                                                            ---------- ----------  -------   --------
   Total fixed maturity securities......................... $3,157,169 $3,189,719 $20,288    $(52,838)
                                                            ========== ==========  =======   ========

   The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 2001, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

                                                                                   Carrying  Amortized
                                                                                    Value      Cost
                                                                                  ---------- ----------
(in thousands)
One year or less................................................................. $   38,884 $   38,175
Over one year through five years.................................................    836,094    814,386
Over five years through ten years................................................    880,118    874,543
Over ten years...................................................................    229,289    238,142
Securities not due at a single maturity date, primarily mortgage and asset-backed securities(1)..................................................................  1,110,175  1,091,893
                                                                                  ---------- ----------
   Total fixed maturity securities............................................... $3,094,560 $3,057,139
                                                                                  ========== ==========

--------
(1)Weighted average maturity of 4.5 years.

   Proceeds from sales of investments in fixed maturity securities prior to maturity were $1,331.2 million, $589.9 million and $1,269.3 million during 2001, 2000 and 1999, respectively. Gross gains of $32.9 million, $8.6 million and $7.9 million and gross losses, including write-downs of fixed maturity securities for other-than-temporary declines in value, of $28.6 million, $20.8 million and $17.7 million were realized on sales and maturities in 2001, 2000 and 1999, respectively. Pre-tax write-downs due to other-than-temporary declines in value amounted to $15.5 million, $11.4 million and $0.1 million for the years ended December 31, 2001, 2000 and 1999, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



   At December 31, 2001 the Company held a $92.5 million mortgage loan investment in Delta Wetlands which exceeded 10 percent of the Company's stockholder's equity at December 31, 2001. Excluding agencies of the U.S. government, no other individual investment exceeded 10 percent of the Company's stockholder's equity at December 31, 2001.

   At December 31, 2001, securities carried at approximately $6.6 million were on deposit with governmental agencies as required by law.

   For its securitized financial assets, the Company recognizes an impairment loss if the fair value of the security is below book value and the net present value of expected future cash flows is less than the net present value of expected future cash flows at the most recent (prior) estimation date. These impairment losses are included as part of the write-downs for other-than-temporary declines in value discussed above.

   Upon default or indication of potential default by an issuer of fixed maturity securities other than securitized financial assets, the issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other than temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments.

   The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral security; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

   The Company's $176.4 million real estate portfolio at December 31, 2001 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 2001 and 2000, total impaired real estate-related loans were as follows:

                                               December 31, December 31,
                                                   2001         2000
                                               ------------ ------------
        (in millions)
        Impaired loans without reserves--gross    $ 7.3        $ 62.6
        Impaired loans with reserves--gross...     11.3          23.7
                                                  -----        ------
           Total gross impaired loans.........     18.6          86.3
        Reserves related to impaired loans....     (2.7)        (18.5)
        Write-downs related to impaired loans.     (3.5)         (3.5)
                                                  -----        ------
           Net impaired loans.................    $12.4        $ 64.3
                                                  =====        ======

   The Company had an average balance of $65.3 million and $90.2 million in impaired loans for 2001 and 2000, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

   At December 31, 2001 and 2000, loans on nonaccrual status, before reserves and write-downs, amounted to $13.0 million and $86.3 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.

Net Investment Income

   During 2001, a change in circumstances surrounding a water development project located in California's Sacramento River Valley led to a decision to reclassify the related mortgage loans to accrual status and release the general reserve allowance originally set up for these loans. These changes included the State of California's State Water Resources Control Board ("SWRCB") approval of the project's water right permit as well as the completion of a third-party appraisal of the project, subsequent to the SWRCB's approval of the permit.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



    Taken together, these facts support, in management's best judgment, not only the level of existing debt on the project but also the accrual of interest as specified in the terms of the loans. As a result, interest income was recorded in the fourth quarter of 2001 in the amount of $24.9 million, representing interest earned in 2001 as well as recaptured interest from 2000 and 1999, the years in which these loans were on non-accrual status. The release of the general reserve allowance generated a realized gain of $16.4 million in 2001.

   The sources of net investment income were as follows:

                                                      2001     2000     1999
                                                    -------- -------- --------
  (in thousands)
  Interest on fixed maturity securities............ $214,505 $223,964 $231,176
  Dividends on equity securities...................    4,598    4,573    4,618
  Income from short-term investments...............    2,332    3,433    3,568
  Income from mortgage loans.......................   30,771    6,091    6,296
  Income from policy loans.........................   19,394   20,088   20,131
  Income from other real estate-related investments       27       99      155
  Income from other loans and investments..........      646    2,455    2,033
                                                    -------- -------- --------
     Total investment income.......................  272,273  260,703  267,977
  Investment expense...............................    2,854    3,233    3,337
                                                    -------- -------- --------
     Net investment income......................... $269,419 $257,470 $264,640
                                                    ======== ======== ========

Net Realized Investment Gains (Losses)

   Net realized investment gains (losses) for the years ended December 31, 2001, 2000 and 1999, were as follows:

                                                                            2001     2000     1999
                                                                           ------- --------  -------
(in thousands)
Real estate-related....................................................... $16,081 $  1,711  $ 4,201
Fixed maturity securities.................................................   4,284  (12,185)  (9,755)
Trading account securities--gross gains...................................      --       --      491
Trading account securities--gross losses..................................      --       --   (7,794)
Equity securities.........................................................     262      245    1,039
Other.....................................................................      33    1,952    2,269
                                                                           ------- --------  -------
   Realized investment gains (losses) before income tax expense (benefit).  20,660   (8,277)  (9,549)
Income tax expense (benefit)..............................................   7,231   (2,897)  (3,342)
                                                                           ------- --------  -------
   Net realized investment gains (losses)................................. $13,429 $ (5,380) $(6,207)
                                                                           ======= ========  =======

   Unrealized gains (losses) are computed below as follows: fixed maturity securities--the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity and other securities--the difference between fair value and cost. The change in net unrealized investment gains (losses) by class of investment for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                               December 31, December 31, December 31,
                                                                   2001         2000         1999
                                                               ------------ ------------ ------------
(in thousands)
Fixed maturity securities.....................................   $69,970      $89,421     $(182,456)
Equity and other securities...................................      (879)       1,187        (3,929)
Adjustment to deferred insurance acquisition costs............    (7,446)        (243)        3,834
Adjustment to value of business acquired......................    (4,209)      (3,614)       13,265
                                                                 -------      -------     ---------
   Unrealized gain (loss) before income tax expense (benefit).    57,436       86,751      (169,286)
Income tax expense (benefit)..................................     8,167       (1,350)      (15,492)
                                                                 -------      -------     ---------
   Net unrealized gain (loss) on investments..................   $49,269      $88,101     $(153,794)
                                                                 =======      =======     =========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(4) Unconsolidated Investees

   At December 31, 2001 and 2000 the Company, along with other Kemper subsidiaries, directly held partnership interests in a number of real estate joint ventures. The Company's direct and indirect real estate joint venture investments are accounted for utilizing the equity method, with the Company recording its share of the operating results of the respective partnerships. The Company, as an equity owner, has the ability to fund, and historically has elected to fund, operating requirements of certain of the joint ventures. Consolidation accounting methods are not utilized as the Company, in most instances, does not own more than 50 percent in the aggregate, and in any event, major decisions of the partnership must be made jointly by all partners.

   As of December 31, 2001 and 2000, the Company's net equity investment in unconsolidated investees amounted to $0.9 million and $1.0 million, respectively. The Company's share of net income related to such unconsolidated investees amounted to $27 thousand, $99 thousand and $155 thousand in 2001, 2000 and 1999, respectively.

(5) Concentration of Credit Risk

   The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage and asset-backed securities and real estate.

   Approximately 22.0 percent of the investment-grade fixed maturity securities at December 31, 2001 were mortgage-backed securities, up from 18.9 percent at December 31, 2000. These investments consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally of AAA credit quality, and the markets for these investments have been and are expected to remain liquid.

   Approximately 15.3 percent and 15.1 percent of the investment-grade fixed maturity securities at December 31, 2001 and 2000, respectively, consisted of corporate asset-backed securities. The majority of investments in asset-backed securities were backed by commercial mortgage-backed securities (36.5%), home equity loans (22.9%), collateralized loan and bond obligations (12.1%), manufactured housing loans (11.7%), and other commercial assets (5.5%).

   The Company's real estate portfolio is distributed by geographic location and property type. The geographic distribution of a majority of the real estate portfolio as of December 31, 2001 was as follows: California (52.9%), Washington (9.8%), Colorado (8.1%) and Illinois (6.7%). The property type distribution of a majority of the real estate portfolio as of December 31, 2001 was as follows: land (51.9%), hotels (32.4%) and office (7.8%).

   To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's or the Company's plans with respect to such projects may not change substantially.

   More than half of the Company's real estate mortgage loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



   At December 31, 2001 loans to a master limited partnership (the ''MLP'') between subsidiaries of Kemper and subsidiaries of Lumbermens Mutual Casualty Company, a former affiliate, constituted approximately $92.5 million, or 52.4 percent, of the Company's real estate portfolio. Kemper's interest in the MLP is 75.0 percent at December 31, 2001. Loans to the MLP were placed on non-accrual status at the beginning of 1999 due to management's desire not to increase book value of the MLP over net realizable value, as interest on these loans has historically been added to principal. During 2001, a change in circumstances surrounding the water development project related to these loans led to the reclassification of these loans to accrual status. As a result, interest income was recorded in the fourth quarter of 2001 and the general reserve allowance related to these loans was released. At December 31, 2001, MLP-related commitments accounted for approximately $0.2 million of the Company's off-balance-sheet legal commitments.

   At December 31, 2001, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates (''Nesbitt''), a third-party real estate developer, have ownership interests constituted approximately $63.9 million, or
6.2 percent, of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties, one office building and one retail property. At December 31, 2001, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding. In the fourth quarter of 2001, a valuation reserve of $600 thousand was recorded for one of these properties as its estimated fair value decreased below the debt supported by the property.

   At December 31, 2001, a loan to a joint venture amounted to $11.8 million. This affiliated mortgage loan was on an office property located in Illinois. At December 31, 2001, the Company did not have any off-balance-sheet legal funding commitments outstanding related to this investment.

   The remaining real estate-related investment amounted to $7.4 million at December 31, 2001 and consisted of various unzoned residential and commercial lots located in Hawaii. Due to certain negative zoning restriction developments in January 1997 and a continuing economic slump in Hawaii, these real estate-related investments were placed on nonaccrual status. All zoned properties were sold by March of 2001. We are currently pursuing an out of court settlement against the city of Honolulu for the downzoning of certain unzoned properties. If a settlement is not reached, trial will begin this year. We are holding the unzoned properties for future zoning and sales. However, due to the state of Hawaii's economy, which has lagged behind the economic expansion of most of the rest of the United States, it is anticipated that it could be several additional years until the Company completely disposes of all investments in Hawaii. At December 31, 2001, off-balance-sheet legal commitments related to Hawaiian properties totaled $4.0 million.

   At December 31, 2001, the Company no longer had any outstanding loans or investments in projects with the Prime Group, Inc. or its affiliates, as all such investments have been sold. However, the Company continues to have Prime Group-related commitments, which accounted for $25.7 million of the Company's off-balance-sheet legal commitments at December 31, 2001.

(6) Income Taxes

   Income tax expense (benefit) was as follows for the years ended December 31, 2001, 2000 and 1999:

                                   2001     2000      1999
                                  ------- --------  --------
                   (in thousands)
                   Current....... $11,228 $ 28,274  $ 75,816
                   Deferred......  16,926  (27,027)  (42,952)
                                  ------- --------  --------
                      Total...... $28,154 $  1,247  $ 32,864
                                  ======= ========  ========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



   Additionally, the deferred income tax (benefit) expense related to items included in other comprehensive income was as follows for the years ended December 31, 2001, 2000 and 1999:

                                                 2001     2000      1999
                                                -------  -------  --------
     (in thousands)
     Unrealized gains and losses on investments $12,246  $    --  $(21,477)
     Value of business acquired................  (1,473)  (1,265)    4,643
     Deferred insurance acquisition costs......  (2,606)     (85)    1,342
                                                -------  -------  --------
        Total.................................. $ 8,167  $(1,350) $(15,492)
                                                =======  =======  ========

   The actual income tax expense for 2001, 2000 and 1999 differed from the ''expected'' tax expense for those years as displayed below. ''Expected'' tax expense was computed by applying the U.S. federal corporate tax rate of 35 percent in 2001, 2000, and 1999 to income before income tax expense.

                                                         2001      2000     1999
                                                        -------  --------  -------
(in thousands)
Computed expected tax expense.......................... $27,913  $ 17,342  $27,232
Difference between ''expected'' and actual tax expense:
   State taxes.........................................  (2,302)      737    1,608
   Amortization of goodwill and other intangibles......   4,797     4,589    4,460
   Dividend received deduction.........................      --    (1,191)      --
   Foreign tax credit..................................     (15)     (214)    (306)
   Change in valuation allowance.......................      --   (15,201)      --
   Recapture of affiliated reinsurance.................      --    (4,599)      --
   Prior year tax settlements..........................  (2,577)       --       --
   Other, net..........................................     338      (216)    (130)
                                                        -------  --------  -------
       Total actual tax expense........................ $28,154  $  1,247  $32,864
                                                        =======  ========  =======

   Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

   The $4.6 million tax benefit in 2000 is due to the deferred tax effect related to the deemed dividend distribution. (See the note captioned ''Summary of Significant Accounting Policies--Reinsurance.") This deferred tax benefit was recognized in the tax provision under current accounting guidance relating to the recognition of deferred taxes.

   The Company only records deferred tax assets if future realization of the tax benefit is more likely than not. The Company had established a valuation allowance to reduce the deferred federal tax asset related to real estate and unrealized losses on investments to a realizable amount. This amount was based on the evidence available and management's judgment. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains. The decrease in the valuation allowance in 2001 is related to the change in the amount of unrealized losses on investments.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



   The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:

                                                              December 31, December 31, December 31,
                                                                  2001         2000         1999
                                                              ------------ ------------ ------------
(in thousands)
Deferred federal tax assets:
   Deferred insurance acquisition costs (''DAC Tax'')........   $135,307     $131,591     $121,723
   Unrealized losses on investments..........................         --       12,045       43,758
   Life policy reserves......................................     90,870       67,260       43,931
   Unearned revenue..........................................     55,574       58,200       59,349
   Real estate-related.......................................         --        6,515        7,103
   Other investment-related..................................     12,646        5,330          928
   Other.....................................................      3,349        4,329        3,133
                                                                --------     --------     --------
       Total deferred federal tax assets.....................    297,746      285,270      279,925
   Valuation allowance.......................................         --      (12,045)     (58,959)
                                                                --------     --------     --------
       Total deferred federal tax assets after valuation
         allowance...........................................    297,746      273,225      220,966
                                                                --------     --------     --------
Deferred federal tax liabilities:
   Value of business acquired................................     24,608       33,467       55,884
   Deferred insurance acquisition costs......................    135,317       84,280       41,706
   Depreciation and amortization.............................     21,165       21,799       19,957
   Other investment-related..................................      7,239        7,973        7,670
   Unrealized gains on investments...........................     12,246           --           --
   Other.....................................................      1,483        4,925        2,247
                                                                --------     --------     --------
       Total deferred federal tax liabilities................    202,058      152,444      127,464
                                                                --------     --------     --------
Net deferred federal tax assets..............................   $ 95,688     $120,781     $ 93,502
                                                                ========     ========     ========

   The net deferred tax assets relate primarily to unearned revenue and the DAC Tax associated with a non-registered individual and group variable business-owned life insurance contract (''BOLI''). Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets.

   The tax returns through the year 1996 have been examined by the Internal Revenue Service (''IRS''). Changes proposed are not material to the Company's financial position. The tax returns for the years 1997 through 1999 are currently under examination by the IRS.

(7) Related-Party Transactions

   The Company paid cash dividends of $13.0 million, $20.0 million and $115.0 million to Kemper during 2001, 2000 and 1999, respectively. The Company reported a deemed dividend distribution of $16.3 million during 2000 related to the recapture of a reinsurance agreement with Federal Kemper Life Assurance Company ("FKLA"), an affiliated company.

   The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 2001 and 2000, joint venture mortgage loans totaled $104.3 million and $67.5 million, respectively, and during 2001, 2000 and 1999, the Company earned interest income on these joint venture loans of $25.4 million, $0.8 million and $0.6 million, respectively.

   In February 2001, the Company sold a $60 million group variable life policy to FKLA, covering all current FKLA employees as of February 14, 2001. The transaction, as business-owned life insurance ("BOLI"), will permit FKLA to indirectly fund certain of its employee benefit obligations.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



   All of the Company's personnel are employees of FKLA. Expenses are allocated to the Company for the utilization of FKLA employees and facilities. Expenses allocated to the Company from FKLA during 2001, 2000 and 1999 amounted to $27.4 million, $23.3 million and $18.3 million, respectively. The Company also paid to Kemper real estate subsidiaries fees of $0.5 million, $0.6 million and $1.0 million in 2001, 2000 and 1999, respectively, related to the management of the Company's real estate portfolio.

   The Company also has allocated expenses related to investment management services provided by Zurich Scudder Investments, Inc. (''ZSI''), (formerly Scudder Kemper Investments, Inc.), an affiliated company. The Company paid to ZSI investment management fees of $1.7 million, $1.6 million and $1.8 million during 2001, 2000 and 1999, respectively. On December 4, 2001, Deutsche Bank and ZFS announced that they had signed a definitive agreement under which Deutsche Bank will acquire 100 percent of ZSI, with the exception of ZSI's UK operations, Threadneedle Investments. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.

   FKLA has a formal management and services agreement with Fidelity Life Association, A Mutual Legal Reserve Company ("FLA"), which charges FLA based upon certain predetermined charges and factors. The Company shares directors, management, operations and employees with FLA. FLA is a mutual company, owned by its policyholders, and is not a member of the Zurich Holding Company System.

   In 2000, the Company purchased PMG Securities Corporation, PMG Asset Management, Inc., PMG Marketing, Inc., and PMG Life Agency, Inc. (collectively ''PMG''). The total cost was $8.2 million, resulting in the recording of intangible assets in the amount of $7.6 million. The Company owns 100 percent of the stock of PMG. Also in 2000, the Company transferred $63.3 million in fixed maturity securities and cash to fund the operations of its newly formed subsidiary, Zurich Kemper Life Insurance Company of New York (''ZKLICONY''). ZKLICONY received its insurance license from the state of New York in January 2001 and began writing business in May of 2001.

   At December 31, 2000, the Company held a $100.0 million investment in ZSLM Trust, issued by an affiliate. On October 30, 2001, the Company sold these bonds to various Farmers insurance companies, all of which are affiliated companies.

   The Company held a $11.8 million real estate-related investment in an affiliated mortgage loan at December 31, 2001.

   As previously discussed, the Company is party to an interest rate swap agreement with ZCM, an affiliated counterparty. (See the note captioned ''Summary of Significant Accounting Policies--Derivative instruments'' above.)

(8) Reinsurance

   As of December 31, 2001 and 2000, the reinsurance recoverable related to fixed-rate annuity liabilities ceded to FLA amounted to $230.1 million and $262.1 million, respectively.

   The Company cedes 90 percent of all new direct life insurance premiums to outside reinsurers. Life reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $2.1 million and $2.0 million as of December 31, 2001 and 2000, respectively.

   The Company is party to a funds withheld reinsurance agreement with a ZFS affiliated company, Zurich Insurance Company, Bermuda Branch (''ZICBB''). Under the terms of this agreement, the Company cedes, on a yearly renewable term basis, 100 percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to BOLI. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZICBB and retains a portion of such funds under the terms of the reinsurance agreement in a funds withheld account ("FWA") which is included as a component of benefits and funds payable in the accompanying consolidated balance sheets.

   Effective December 31, 2001, the Company entered into a quota share reinsurance agreement with ZICBB. Under the terms of this agreement, the Company cedes 100 percent of the net amount at risk of the

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


guaranteed minimum death benefit and guaranteed retirement income benefit portions of a small number of specific variable annuity contracts. As consideration for this reinsurance coverage, the Company cedes 100 percent of all charges to policyholders and all revenue sharing income received from fund managers related to such reinsured policies. In 2001, the Company received $7.9 million of ceding commissions and expense allowances, and paid $1.2 million of ceded premiums, related to this reinsurance agreement. The account values related to these policies are held in the Company's separate account during the accumulation period of the contracts. The reserve credits under this treaty are secured by a trust agreement that requires the fair market value of assets therein to at least equal 102 percent of such reserve credits.

   In the fourth quarter of 2000, the yearly renewable term reinsurance agreement between the Company and FKLA was terminated. Premiums and reserves were both reduced by $7.7 million. A difference in the basis of the reserves between GAAP and statutory accounting resulted in a deemed dividend distribution to Kemper of $16.3 million.

   Also in the fourth quarter of 2000, the Company assumed from FKLA $100.0 million in premiums related to a Funding Agreement. Funding Agreements are insurance contracts similar to structured settlements, immediate annuities and guaranteed investment contracts (''GICs''). The contracts qualify as insurance under state laws and are sold as non-surrenderable immediate annuities to a trust established by a securities firm. The securities firm sold interests in the trust to institutional investors. This Funding Agreement has a variable rate of interest based upon LIBOR, is an obligation of the Company's general account and is recorded as a future policy benefit. As previously discussed, the Company entered into an interest rate swap in 2000 to exchange the floating-rate interest payments for fixed interest payments.

   The following table contains amounts related to the BOLI funds withheld reinsurance agreement with ZICBB (in millions):

Business Owned Life Insurance (BOLI)
(in millions)

                                            Year Ended December 31,
                                         ----------------------------
                                           2001      2000      1999
                                         --------  --------  --------
         Face amount in force........... $ 85,564  $ 85,358  $ 82,021
                                         ========  ========  ========
         Net amount at risk ceded....... $(76,283) $(78,169) $(75,979)
                                         ========  ========  ========
         Cost of insurance charges ceded $  168.1  $  173.8  $  166.4
                                         ========  ========  ========
         Funds withheld account......... $  236.1  $  228.8  $  263.4
                                         ========  ========  ========

   The Company's FWA supports reserve credits on reinsurance ceded on the BOLI product. In 1998, to properly match revenue and expenses, the Company placed assets supporting the FWA in a segmented portion of its General Account. This portfolio was classified as ''trading'' under Statement of Financial Accounting Standards No. 115 (''SFAS 115'') at December 31, 1998 and through November 30, 1999. SFAS 115 mandates that assets held in a trading account be valued at fair value, with changes in fair value flowing through the income statement as realized capital gains and losses. The Company recorded realized capital losses of $7.3 million related to the changes in fair value of this portfolio during 1999.

   Due to a change in the reinsurance strategy related to the BOLI product, effective December 1, 1999, the Company no longer marked-to-market a portion of the FWA liability and therefore no longer designated the related portion of assets as ''trading''. As a result, changes in fair value to the FWA and the assets supporting the FWA no longer flow through the Company's operating results.

(9) Postretirement Benefits Other Than Pensions

   FKLA sponsors a health and welfare benefit plan that provides insurance benefits covering substantially all eligible, active and retired employees of FKLA and their covered dependents and beneficiaries. The Company is allocated a portion of the costs of providing such benefits. The Company is self insured with

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $5,000 per participant retiring in 2001 and subsequent years, and $10,000 per participant retiring in years prior to 2001.

   The allocated accumulated postretirement benefit obligation accrued by the Company amounted to $1.3 million at both December 31, 2001 and 2000.

   The discount rate used in determining the allocated postretirement benefit obligation was 7.0 percent and 7.5 percent for 2001 and 2000, respectively. The assumed health care trend rate used was based on projected experience for 2001,
7.5 percent for 2002, gradually declining to 6.4 percent by the year 2006 and gradually declining thereafter.

   A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 2001 and 2000 by $142 thousand and $78 thousand, respectively.

(10) Commitments and Contingent Liabilities

   The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.

   Although neither the Company nor its joint venture projects have been identified as a ''potentially responsible party'' under federal environmental guidelines, inherent in the ownership of, or lending to, real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or previously owned or on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations. However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not develop or be identified in the future. The amount of future environmental costs is impossible to estimate due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.

(11) Financial Instruments--Off-Balance-Sheet Risk

   At December 31, 2001, the Company had future legal loan commitments and stand-by financing agreements totaling $29.9 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be collateralized by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. These commitments are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.

(12) Fair Value of Financial Instruments

   Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. Fair value estimates for

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

   Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

   The Company used the following methods and assumptions in estimating the fair value of its financial instruments:

   Fixed maturity securities and equity securities: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, ZSI.

   Cash and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

   Policy loans: The carrying value of policy loans approximates the fair value as the Company adjusts the rates to remain competitive.

   Mortgage loans and other real estate-related investments: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell. The estimates of fair value should be used with care given the inherent difficulty in estimating the fair value of real estate due to the lack of a liquid quotable market. Mortgage loans and other real estate-related investments are stated at their aggregate unpaid balances, less a valuation allowance of $2.8 million and $18.6 million in 2001 and 2000, respectively. The real estate portfolio is monitored closely and reserves are adjusted to reflect market conditions. This results in a carrying value that approximates fair value at December 31, 2001 and 2000.

   Other investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

   Life policy benefits: For deposit liabilities with defined maturities, the fair value was based on the discounted value of future cash flows. The discount rate was based on the rate that would be offered for similar deposits at the reporting date. For all other deposit liabilities, primarily deferred annuities and universal life contracts, the fair value was based on the amount payable on demand at the reporting date.

   The carrying values and estimated fair values of the Company's financial instruments at December 31, 2001 and 2000 were as follows:

                                                          December 31, 2001     December 31, 2000
                                                        --------------------- ---------------------
                                                         Carrying              Carrying
                                                          Value    Fair Value   Value    Fair Value
                                                        ---------- ---------- ---------- ----------
(in thousands)
Financial instruments recorded as assets:
   Fixed maturity securities........................... $3,094,560 $3,094,560 $3,157,169 $3,157,169
   Cash and short-term investments.....................    216,479    216,479     50,001     50,001
   Mortgage loans and other real estate-related assets.    176,440    176,440    140,417    140,417
   Policy loans........................................    239,787    239,787    256,226    256,226
   Equity securities...................................     67,731     67,731     63,879     63,879
   Other invested assets...............................     20,799     20,799     21,792     20,109
Financial instruments recorded as liabilities:
   Life policy benefits, excluding term life reserves..  3,376,604  3,324,417  3,273,573  3,206,501
   Funds withheld account..............................    236,134    236,134    228,822    228,822

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(13) Stockholder's Equity--Retained Earnings

   The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to shareholders without prior approval of regulatory authorities is restricted. In 2002, the Company cannot pay dividends. The Company paid cash dividends of $13.0 million, $20.0 million and $115.0 million to Kemper during 2001, 2000 and 1999, respectively. The Company reported a deemed dividend distribution of $16.3 million during 2000 related to the recapture of the reinsurance agreement with FKLA.

   The Company's net income (loss) and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                           2001      2000     1999
                                         --------  -------- --------
           (in thousands)
           Net income (loss)............ $(71,854) $ 19,975 $ 59,116
                                         ========  ======== ========
           Statutory capital and surplus $332,598  $397,423 $394,966
                                         ========  ======== ========

   The Company's statutory net loss reflects the market downturn and its impact on reserves for guaranteed death and living benefits consistent with statutory methodology.

   As of January 1, 2001, the Company adopted the Codification of Statutory Accounting Principles (''Codification'') guidance. The NAIC Accounting Practices and Procedures Manual -- version effective January 1, 2001 -- is the National Association of Insurance Commissioners' primary guidance on statutory accounting. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas. The Illinois Insurance Department adopted the Codification guidance, effective January 1, 2001. The Company's statutory surplus was positively impacted by $16.7 million upon adoption as a result of the net effect of recording a deferred tax asset, of non-admitting non-operating system software, of non-admitting net affiliated receivables and other changes caused by the Codification.

(14) Unaudited Interim Financial Information

   The following table sets forth the Company's unaudited quarterly financial information:

                                                                 Quarter Ended
                                             ----------------------------------------------------
                                             March 31 June 30   September 30 December 31   Year
                                             -------- --------  ------------ ----------- --------
(in thousands)
2001 Operating Summary
   Revenue.................................. $91,072  $ 98,360    $85,013     $123,852   $398,297
                                             =======  ========    =======     ========   ========
   Net operating income (loss), excluding
     realized gains......................... $ 8,183  $ (1,364)   $(6,443)    $ 37,792   $ 38,168
   Net realized investment gains............   1,375     5,257      1,206        5,591     13,429
                                             -------  --------    -------     --------   --------
       Net income (loss).................... $ 9,558  $  3,893    $(5,237)    $ 43,383   $ 51,597
                                             =======  ========    =======     ========   ========
2000 Operating Summary
   Revenue.................................. $87,648  $103,446    $94,249     $ 75,567   $360,910
                                             =======  ========    =======     ========   ========
   Net operating income, excluding realized
     gains (losses)......................... $12,031  $  9,953    $ 8,710     $ 22,987   $ 53,681
   Net realized investment gains (losses)...  (1,378)     (105)       948       (4,845)    (5,380)
                                             -------  --------    -------     --------   --------
       Net income........................... $10,653  $  9,848    $ 9,658     $ 18,142   $ 48,301
                                             =======  ========    =======     ========   ========
1999 Operating Summary
   Revenue.................................. $95,646  $ 86,164    $78,301     $103,308   $363,419
                                             =======  ========    =======     ========   ========
   Net operating income, excluding realized
     gains (losses)......................... $11,222  $ 14,385    $11,568     $ 13,972   $ 51,147
   Net realized investment gains (losses)...    (627)   (1,286)    (5,098)         804     (6,207)
                                             -------  --------    -------     --------   --------
       Net income........................... $10,595  $ 13,099    $ 6,470     $ 14,776   $ 44,940
                                             =======  ========    =======     ========   ========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(15) Operating Segments and Related Information

   The Company, FKLA, Zurich Life Insurance Company of America, (''ZLICA''), and FLA, operate under the trade name Zurich Life ("ZL"), formerly known as Zurich Kemper Life. For purposes of this operating segment disclosure, ZL will also include the operations of Zurich Direct, Inc., an affiliated direct marketing life insurance agency and excludes FLA, as it is owned by its policyholders.

   ZL is segregated by Strategic Business Unit (''SBU''). The SBU concept employed by ZFS has each SBU concentrate on a specific customer market. The SBU is the focal point of ZL, because it is at the SBU level that ZL can clearly identify customer segments and then work to understand and satisfy the needs of each customer. The contributions of ZL's SBUs to consolidated revenues, operating results and certain balance sheet data pertaining thereto, are shown in the following tables on the basis of accounting principles generally accepted in the United States of America.

   ZL is segregated into the Life Brokerage, Financial Institutions (''Financial''), Retirement Solutions Group (''RSG'') and Direct SBUs. The SBUs are not managed at the legal entity level, but rather at the Zurich Life level. Zurich Life's SBUs cross legal entity lines, as certain similar products are sold by more than one legal entity. The vast majority of the Company's business is derived from the Financial and RSG SBUs.

   Each SBU's revenue is derived from geographically dispersed areas as ZL is licensed in the District of Columbia and all states. During 2001, 2000 and 1999, ZL did not derive net revenue from one customer that exceeded 10 percent of the total revenue of ZL.

   The principal products and markets of ZL's SBUs are as follows:

   Life Brokerage: The Life Brokerage SBU develops low cost term, universal life insurance and variable universal life, as well as fixed annuities, to market through independent agencies and national marketing organizations.

   Financial: The Financial SBU focuses on a wide range of products that provide for the accumulation, distribution and transfer of wealth and primarily includes variable and fixed annuities, variable universal life and business-owned life insurance. These products are distributed to consumers through financial intermediaries such as banks, brokerage firms and independent financial planners.

   RSG: The RSG SBU has a sharp focus on its target customer. This SBU markets variable annuities to K-12 schoolteachers, administrators, and healthcare workers, along with college professors and certain employees of selected non-profit organizations. This target market is eligible for what the IRS designates as retirement-oriented savings or investment plans that qualify for special tax treatment.

   Direct: The Direct SBU is a direct marketer of basic, low-cost term life insurance through various marketing media.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



   Summarized financial information for ZL's SBU's is as follows:

As of and for the period ending December 31, 2001:

                                                                 Income Statement
                                        -----------------------------------------------------------------
                                            Life
                                          Brokerage    Financial      RSG         Direct        Total
                                         ----------   -----------  ----------  ------------- -----------
(in thousands)
Revenue
   Net investment income............... $  100,201    $   226,974  $   96,113   $      129   $   423,417
   Realized investment gains...........      6,393         15,148       5,878            8        27,427
   Premium income......................     84,993          3,090          38       20,166       108,287
   Fees and other income...............     69,794         42,854      62,826       40,200       215,674
                                         ----------   -----------  ----------   ----------   -----------
       Total revenue...................    261,381        288,066     164,855       60,503       774,805
                                         ==========   ===========  ==========   ==========   ===========
Benefits and Expenses
   Policyholder benefits...............    121,224        166,390      60,636        7,082       355,332
   Intangible asset amortization.......     44,924         11,668      18,547           --        75,139
   Net deferral of insurance
     acquisition costs.................    (37,375)      (130,547)    (17,098)     (36,213)     (221,233)
   Commissions and taxes, licenses
     and fees..........................       (787)       145,935      48,251        3,979       197,378
   Operating expenses..................     56,900         34,940      29,594       83,048       204,482
                                         ----------   -----------  ----------   ----------   -----------
       Total benefits and expenses.....    184,886        228,386     139,930       57,896       611,098
                                         ----------   -----------  ----------   ----------   -----------
Income before income tax expense.......     76,495         59,680      24,925        2,607       163,707
Income tax expense.....................     26,468         20,355      10,145          496        57,464
                                         ----------   -----------  ----------   ----------   -----------
       Net income...................... $   50,027    $    39,325  $   14,780   $    2,111   $   106,243
                                         ==========   ===========  ==========   ==========   ===========
Balance Sheet
   Future policy benefits.............. $1,916,097    $ 2,887,014  $1,468,261   $  135,034   $ 6,406,406
                                         ==========   ===========  ==========   ==========   ===========
   Liabilities related to separate
     accounts.......................... $   25,549    $10,955,660  $2,127,544   $       --   $13,108,753
                                         ==========   ===========  ==========   ==========   ===========

                                                                                             Liabilities
                                                                                             Related to
                                                                   Net Income  Future Policy  Separate
                                                        Revenue      (Loss)      Benefits     Accounts
                                                      -----------  ----------  ------------- -----------
Total revenue, net income, future policy benefits and
  liabilities related to separate accounts,
  respectively, from above........................... $   774,805  $  106,243   $6,406,406   $13,108,753
                                                      -----------  ----------   ----------   -----------
Less:
   Revenue, net income and selected liabilities of
     FKLA.........................................        277,589      46,645    2,397,798            --
   Revenue, net income and selected liabilities of
     ZLICA........................................         57,752      17,492      374,447            --
   Revenue, net loss and selected liabilities of
     Zurich Direct................................         41,167      (9,491)          --            --
                                                      -----------  ----------   ----------   -----------
       Totals per the Company's consolidated
         financial statements.................        $   398,297  $   51,597   $3,634,161   $13,108,753
                                                      ===========  ==========   ==========   ===========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



As of and for the period ending December 31, 2000:

                                                                   Income Statement
                                          ------------------------------------------------------------------
                                               Life
                                             Brokerage    Financial      RSG         Direct        Total
                                            ----------    ----------  ----------  ------------- -----------
(in thousands)
Revenue
   Net investment income................  $  124,518      $  198,322  $   93,299   $    2,458   $   418,597
   Realized investment losses...........      (4,480)         (4,130)     (3,356)         (88)      (12,054)
   Premium income.......................      96,744             464          --       12,946       110,154
   Fees and other income................      61,976          38,869      60,210       43,916       204,971
                                            ----------    ----------  ----------   ----------   -----------
       Total revenue....................     278,758         233,525     150,153       59,232       721,668
                                            ----------    ----------  ----------   ----------   -----------
Benefits and Expenses
   Policyholder benefits................     118,556         131,552      63,318        1,650       315,076
   Intangible asset amortization........      55,186          12,782      20,860           --        88,828
   Net deferral of insurance
     acquisition costs..................     (35,392)        (67,048)    (11,416)     (43,259)     (157,115)
   Commissions and taxes, licenses
     and fees...........................       8,260          84,232      44,431       11,264       148,187
   Operating expenses...................      48,166          32,182      29,463       94,635       204,446
                                            ----------    ----------  ----------   ----------   -----------
       Total benefits and expenses......     194,776         193,700     146,656       64,290       599,422
                                            ----------    ----------  ----------   ----------   -----------
Income (loss) before income tax
  expense (benefit)......................     83,982          39,825       3,497       (5,058)      122,246
Income tax expense (benefit).............     32,873           7,982      (3,914)      (1,762)       35,179
                                            ----------    ----------  ----------   ----------   -----------
       Net income (loss)................  $   51,109      $   31,843  $    7,411   $   (3,296)  $    87,067
                                            ==========    ==========  ==========   ==========   ===========
Balance Sheet
   Future policy benefits...............  $1,954,307      $2,956,326  $1,365,963   $   75,065   $ 6,351,661
                                            ==========    ==========  ==========   ==========   ===========
   Liabilities related to separate
     accounts...........................  $   23,410      $8,646,454  $2,509,775   $       --   $11,179,639
                                            ==========    ==========  ==========   ==========   ===========

                                                                                                Liabilities
                                                                                                Related to
                                                                      Net Income  Future Policy  Separate
                                                           Revenue      (Loss)      Benefits     Accounts
                                                          ----------  ----------  ------------- -----------
Total revenue, net income, future policy benefits and
  liabilities related to separate accounts, respectively,
  from above............................................. $  721,668  $   87,067   $6,351,661   $11,179,639
                                                          ----------  ----------   ----------   -----------
Less:
   Revenue, net income and selected liabilities of
     FKLA.............................................       268,198      43,922    2,427,185            --
   Revenue, net income and selected liabilities of
     ZLICA............................................        48,650       7,212      336,336            --
   Revenue, net loss and selected liabilities of
     Zurich Direct....................................        43,910     (12,368)          --            --
                                                          ----------  ----------   ----------   -----------
       Totals per the Company's consolidated
         financial statements.....................        $  360,910  $   48,301   $3,588,140   $11,179,639
                                                          ==========  ==========   ==========   ===========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


As of and for the period ending December 31, 1999:


                                                                    Income Statement
                                             --------------------------------------------------------------
                                                Life
                                              Brokerage   Financial      RSG         Direct        Total
                                              ----------  ----------  ----------  ------------- -----------
(in thousands)
Revenue
   Net investment income...................  $  137,106   $  175,590  $  101,202   $    1,297   $  415,195
   Realized investment gains (losses)......         976       (6,980)        (98)          --       (6,102)
   Premium income..........................     145,533          410          --        8,038      153,981
   Fees and other income...................      70,477       48,873      35,742       44,528      199,620
                                              ----------  ----------  ----------   ----------   ----------
       Total revenue.......................     354,092      217,893     136,846       53,863      762,694
                                              ==========  ==========  ==========   ==========   ==========
Benefits and Expenses
   Policyholder benefits...................     200,161      112,869      68,801        3,529      385,360
   Intangible asset amortization...........      54,957       12,053      13,989           --       80,999
   Net deferral of insurance acquisition
     costs.................................     (37,433)     (43,664)    (20,624)     (41,412)    (143,133)
   Commissions and taxes, licenses and
     fees..................................      21,881       66,702      26,700       17,411      132,694
   Operating expenses......................      56,179       25,101      23,611       71,194      176,085
                                              ----------  ----------  ----------   ----------   ----------
       Total benefits and expenses.........     295,745      173,061     112,477       50,722      632,005
                                              ----------  ----------  ----------   ----------   ----------
Income before income tax expense............     58,347       44,832      24,369        3,141      130,689
Income tax expense..........................     25,707       19,235      10,966        1,114       57,022
                                              ----------  ----------  ----------   ----------   ----------
       Net income..........................  $   32,640   $   25,597  $   13,403   $    2,027   $   73,667
                                              ==========  ==========  ==========   ==========   ==========
Balance Sheet
   Future policy benefits..................  $2,099,940   $2,620,132  $1,577,944   $   34,957   $6,332,973
                                              ==========  ==========  ==========   ==========   ==========
   Liabilities related to separate
     accounts..............................  $   20,552   $6,916,807  $2,840,709   $       --   $9,778,068
                                              ==========  ==========  ==========   ==========   ==========

                                                                                                Liabilities
                                                                                                Related to
                                                                      Net Income  Future Policy  Separate
                                                           Revenue      (Loss)      Benefits     Accounts
                                                          ----------  ----------  ------------- -----------
Total revenue, net income, future policy benefits and
  liabilities related to separate accounts, respectively,
  from above............................................. $  762,694  $   73,667   $6,332,973   $9,778,068
                                                          ----------  ----------   ----------   ----------
Less:
   Revenue, net income and selected liabilities of
     FKLA.............................................       305,334      24,801    2,299,783           --
   Revenue, net income and selected liabilities of
     ZLICA............................................        49,460       8,528      314,357           --
   Revenue, net loss and selected liabilities of Zurich
     Direct...........................................        44,481      (4,602)          --           --
                                                          ----------  ----------   ----------   ----------
       Totals per the Company's consolidated
         financial statements.....................        $  363,419  $   44,940   $3,718,833   $9,778,068
                                                          ==========  ==========   ==========   ==========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(16) Subsequent Event

   In the first quarter of 2002, the Company amended its BOLI reinsurance agreement with ZICBB. Under the amended agreement, the balance in the FWA will be transferred to a trust account which will act as security for the reinsurance agreement.

(17) Effects of New Accounting Pronouncements

   In July 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard 141 ("SFAS 141"), Business Combinations. SFAS 141 supercedes Accounting Principles Board Opinion No. 16 ("APB 16"). SFAS 141 requires that the purchase method of accounting must be used for all business combinations initiated after June 30, 2001. It also requires that unrecognized negative goodwill must be written off immediately as an extraordinary gain and provides more specific guidance on how to determine the accounting acquirer, recognizing intangible assets apart from goodwill, as well as additional financial statement disclosures. The Company intends to adopt SFAS 141 in the first quarter of 2002. However, the implementation of SFAS 141 is not expected to have a material impact on the Company's 2002 financial results.

   Also in July 2001, the FASB issued Statement of Financial Accounting Standard 142 ("SFAS 142"), Goodwill and Other Intangible Assets. SFAS 142 primarily addresses the accounting that must be applied to goodwill and intangible assets subsequent to their acquisition. Effective January 1, 2002, SFAS 142 requires that goodwill and indefinite-lived intangible assets will no longer be amortized, but will be tested for impairment at the reporting unit level. Goodwill and indefinite-lived intangible assets will be tested for impairment at least annually and the amortization period for finite-lived intangible assets will no longer be limited to forty years. SFAS 142 also requires additional financial statement disclosure about goodwill and intangible assets. The Company intends to adopt SFAS 142 in the first quarter of 2002. The Company is currently evaluating the impact of implementing SFAS 142, however it is not expected to have a material impact on the Company's 2002 financial results.

   In June 2001, the FASB issued Statement of Financial Accounting Standard 143 ("SFAS 143"), Accounting for Asset Retirement Obligations. SFAS 143 amends FASB Statement of Financial Accounting Standard 19 and is effective for financial statements issued for fiscal years beginning after June 15, 2002, although earlier application is encouraged. SFAS 143 clarifies and revises existing guidance on financial accounting and reporting for obligations associated with the retirement of tangible long-lived assets and the associated asset retirement costs. The Company intends to adopt SFAS 143 in 2002. The Company is currently evaluating the impact of implementing SFAS 143, however, it is not expected to have a material impact on the Company's 2002 financial results.

   In October 2001, the FASB issued Statement of Financial Accounting Standard 144 ("SFAS 144"), Accounting for Impairment or Disposal of Long-lived Assets. This Standard will generally be effective on a prospective basis, beginning January 1, 2002. SFAS 144 clarifies and revises existing guidance on accounting for impairment of plant, property, and equipment, amortized intangibles, and other long-lived assets not specifically addressed in other accounting literature. Significant changes include (1) establishing criteria beyond those previously specified in existing literature for determining when a long-lived is held for sale, and (2) requiring that the depreciable life of a long-lived asset to be abandoned is revised. These provisions could be expected to have the general effect of reducing or delaying recognition of future impairment losses on assets to be disposed, offset by higher depreciation during the remaining holding period. However, the Company does not expect the adoption of this Standard to have a significant impact on the Company's 2002 financial results. SFAS 144 also broadens the presentation of discontinued operations to include a component of an entity (rather than only a segment of a business).

                                  APPENDIX A

                        TABLE OF DEATH BENEFIT FACTORS

Attained Age* Percent Attained Age* Percent Attained Age* Percent Attained Age* Percent
------------  ------- ------------- ------- ------------- ------- ------------- -------
    0-40        250        50         185        60         130        70         115
      41        243        51         178        61         128        71         113
      42        236        52         171        62         126        72         111
      43        229        53         164        63         124        73         109
      44        222        54         157        64         122        74         107
      45        215        55         150        65         120       75-90       105
      46        209        56         146        66         119        91         104
      47        203        57         142        67         118        92         103
      48        197        58         138        68         117        93         102
      49        191        59         134        69         116        94         101
                                                                  95&thereafter   100

--------
*  attained age as of the beginning of the Policy Year

                                  APPENDIX B

                    KEMPER INVESTORS LIFE INSURANCE COMPANY

                           SURRENDER TARGET PREMIUMS

Policy Form
L-8521

 Issue Preferred Nontobacco Standard Nontobacco Preferred Tobacco Standard Tobacco
 Age     Male      Female     Male      Female    Male    Female   Male    Female
 ---     -----    ------      -----    ------    -----    ------   -----   ------
   1      NA         NA      7.60       6.30       NA        NA      NA       NA
   2      NA         NA      7.60       6.30       NA        NA      NA       NA
   3      NA         NA      7.60       6.30       NA        NA      NA       NA
   4      NA         NA      7.60       6.30       NA        NA      NA       NA
   5      NA         NA      7.60       6.30       NA        NA      NA       NA
   6      NA         NA      7.60       6.30       NA        NA      NA       NA
   7      NA         NA      7.60       6.30       NA        NA      NA       NA
   8      NA         NA      7.60       6.30       NA        NA      NA       NA
   9      NA         NA      7.60       6.30       NA        NA      NA       NA
  10      NA         NA      7.60       6.30       NA        NA      NA       NA
  11      NA         NA      7.60       6.30       NA        NA      NA       NA
  12      NA         NA      7.60       6.30       NA        NA      NA       NA
  13      NA         NA      7.60       6.30       NA        NA      NA       NA
  14      NA         NA      7.60       6.30       NA        NA      NA       NA
  15    7.60       6.30      7.60       6.30    10.19      8.23   10.19     8.23
  16    7.60       6.30      7.60       6.30    10.19      8.23   10.19     8.23
  17    7.60       6.30      7.60       6.30    10.19      8.23   10.19     8.23
  18    7.60       6.30      7.60       6.30    10.19      8.23   10.19     8.23
  19    7.60       6.30      7.60       6.30    10.19      8.23   10.19     8.23
  20    7.60       6.30      7.60       6.30    10.19      8.23   10.19     8.23
  21    7.81       6.48      7.81       6.48    10.52      8.52   10.52     8.52
  22    8.03       6.67      8.03       6.67    10.84      8.81   10.84     8.81
  23    8.24       6.85      8.24       6.85    11.17      9.10   11.17     9.10
  24    8.46       7.04      8.46       7.04    11.49      9.39   11.49     9.39
  25    8.67       7.22      8.67       7.22    11.82      9.68   11.82     9.68
  26    8.98       7.47      8.98       7.47    12.28     10.06   12.28    10.06
  27    9.29       7.72      9.29       7.72    12.74     10.44   12.74    10.44
  28    9.60       7.97      9.60       7.97    13.21     10.83   13.21    10.83
  29    9.91       8.22      9.91       8.22    13.67     11.21   13.67    11.21
  30   10.22       8.47     10.22       8.47    14.13     11.59   14.13    11.59
  31   10.65       8.78     10.65       8.78    14.76     12.08   14.76    12.08
  32   11.08       9.10     11.08       9.10    15.39     12.57   15.39    12.57
  33   11.50       9.41     11.50       9.41    16.01     13.05   16.01    13.05
  34   11.93       9.73     11.93       9.73    16.64     13.54   16.64    13.54
  35   12.36      10.04     12.36      10.04    17.27     14.03   17.27    14.03
  36    2.94      10.59     12.94      10.59    18.14     14.66   18.14    14.66
  37   13.52      11.13     13.52      11.13    19.01     15.29   19.01    15.29
  38   14.11      11.68     14.11      11.68    19.87     15.93   19.87    15.93
  39   14.69      12.22     14.69      12.22    20.74     16.56   20.74    16.56
  40   15.27      12.77     15.27      12.77    21.61     17.19   21.61    17.19
  41   16.28      13.59     16.28      13.59    22.76     18.01   22.76    18.01
  42   17.29      14.40     17.29      14.40    23.91     18.83   23.91    18.83
  43   18.31      15.22     18.31      15.22    25.05     19.66   25.05    19.66
  44   19.32      16.03     19.32      16.03    26.20     20.48   26.20    20.48
  45   20.33      16.85     20.33      16.85    27.35     21.30   27.35    21.30
  46   21.53      17.57     21.53      17.57    28.94     22.43   28.94    22.43
  47   22.73      18.28     22.73      18.28    30.54     23.56   30.54    23.56
  48   23.92      19.00     23.92      19.00    32.13     24.70   32.13    24.70
  49   25.12      19.71     25.12      19.71    33.73     25.83   33.73    25.83

 Issue Preferred Nontobacco Standard Nontobacco Preferred Tobacco Standard Tobacco
 Age     Male      Female     Male      Female    Male    Female   Male    Female
 ---     -----    ------      -----    ------    -----    ------   -----   ------
  50   26.32      20.43     26.32      20.43    35.32     26.96   35.32    26.96
  51   27.88      21.24     27.88      21.24    37.33     28.38   37.33    28.38
  52   29.44      22.06     29.44      22.06    39.34     29.80   39.34    29.80
  53   31.00      22.87     31.00      22.87    41.36     31.23   41.36    31.23
  54   32.56      23.69     32.56      23.69    43.37     32.65   43.37    32.65
  55   34.12      24.50     34.12      24.50    45.38     34.07   45.38    34.07
  56   34.67      25.41     34.67      25.41    46.50     34.71   46.50    34.71
  57   35.21      26.32     35.21      26.32    47.62     35.34   47.62    35.34
  58   35.76      27.24     35.76      27.24    48.73     35.98   48.73    35.98
  59   36.30      28.15     36.30      28.15    49.85     36.61   49.85    36.61
  60   36.85      29.06     36.85      29.06    50.97     37.25   50.97    37.25
  61   38.65      30.50     38.65      30.50    50.76     38.80   50.76    38.80
  62   40.45      31.93     40.45      31.93    50.56     40.35   50.56    40.35
  63   42.25      33.37     42.25      33.37    50.35     41.90   50.35    41.90
  64   44.05      34.80     44.05      34.80    50.15     43.45   50.15    43.45
  65   45.85      36.24     45.85      36.24    49.94     45.00   49.94    45.00
  66   46.34      38.72     46.34      38.72    49.72     45.75   49.72    45.75
  67   46.84      41.19     46.84      41.19    49.49     46.50   49.49    46.50
  68   47.33      43.67     47.33      43.67    49.27     47.24   49.27    47.24
  69   47.83      46.14     47.83      46.14    49.04     47.99   49.04    47.99
  70   48.32      48.62     48.32      48.62    48.82     48.74   48.82    48.74
  71   47.87      47.86     47.87      47.86    48.65     48.11   48.65    48.11
  72   47.41      47.11     47.41      47.11    48.49     47.48   48.49    47.48
  73   46.96      46.35     46.96      46.35    48.32     46.85   48.32    46.85
  74   46.50      45.60     46.50      45.60    48.16     46.22   48.16    46.22
  75   47.26      46.78     47.26      46.78    48.55     47.28   48.55    47.28
  76   47.02      46.39     47.02      46.39    48.44     46.94   48.44    46.94
  77   46.78      46.00     46.78      46.00    48.33     46.60   48.33    46.60
  78   46.53      45.62     46.53      45.62    48.21     46.27   48.21    46.27
  79   46.29      45.23     46.29      45.23    48.10     45.93   48.10    45.93
  80   46.05      44.84     46.05      44.84    47.99     45.59   47.99    45.59

                           PART II--OTHER INFORMATION
                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, as amended, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                      REPRESENTATION AS TO FEES AND CHARGES

     KILICO hereby represents that the fees and charges deducted under the Flexible Premium Variable Life Insurance Policies hereby registered by this Registration Statement in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

                     REPRESENTATION PURSUANT TO RULE 6e-3(T)

     This filing is made pursuant to Rule 6e-3(T) under the Investment Company Act of 1940, as amended.

                        UNDERTAKING AS TO INDEMNIFICATION

     Pursuant to the Distribution Agreement filed as Exhibit 1-A(3)(a) to this Registration Statement, KILICO and the Separate Account have agreed to indemnify Investors Brokerage Services, Inc. ("IBS") against any claims, liabilities and expenses which IBS may incur under the Securities Act of 1933, as amended (the "Securities Act"), common law or otherwise, arising out of or based upon any alleged untrue statements of material fact contained in any registration statement or prospectus of the Separate Account, or any omission to state a material fact therein, the omission of which makes any statement contained therein misleading. IBS will agree to indemnify KILICO and the Separate Account against any and all claims, demands, liabilities and expenses which KILICO or the Separate Account may incur, arising out of or based upon any act or deed of IBS or of any registered representative of an NASD member investment dealer which has an agreement with IBS and is acting in accordance with KILICO's instructions.

     Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:

     The Facing sheet.

     Reconciliation and tie between items in N-8B-2 and Prospectus.

     The prospectus consisting of 126 pages.

     The undertaking to file reports.

     Representation as to Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940.

     Representation Pursuant to Rule 6e-3(T).

     Undertaking as to Indemnification.

     The signatures.

     Written consents of the following persons:

            /10/A.   Frank J. Julian, Esq. (Included in Opinion filed as
                     Exhibit 3(a)).

                B. PricewaterhouseCoopers LLP, independent accountants (Filed as Exhibit 6).

            /13/C.   Christopher J. Nickele, FSA (included in Opinion filed as
                     Exhibit 3(b)).

     The following exhibits:

/1/  1-A(1)          KILICO Resolution establishing the Separate Account

/1/  1-A(3)(a)       Distribution Agreement between KILICO and Investors Brokerage Services, Inc. (IBS)

/3/  1-A(3)(b)       Specimen Selling Group Agreement of IBS

/10/ 1-A(3)(c)       Schedules of commissions

/3/  1-A(3)(d)       General Agent Agreement

/10/ 1-A(5)(a)       Form of Policy

/10/ 1-A(5)(b)       Accelerated Death Benefit Rider

/10/ 1-A(5)(c)       Extended Maturity Option Rider

/10/ 1-A(5)(d)       Dependent Children's Rider

/10/ 1-A(5)(e)       Waiver of Selected Premium Rider

/10/ 1-A(5)(f)       Other Insured Rider

/1/  1-A(6)(a)       KILICO Articles of Incorporation

/3/  1-A(6)(b)       By-Laws of KILICO

/5/  1-A(8)(a)(i)    Participation Agreement between Kemper Investors Life Insurance Company and Scudder Variable
                     Life Investment Fund (now known as Scudder Variable Series I)

/5/  1-A(8)(a)(ii)   Participating Contract and Policy Agreement between Kemper Investors Life Insurance Company and Scudder Kemper Investments, Inc.

/5/  1-A(8)(a)(iii)  Indemnification Agreement between Kemper Investors Life Insurance Company and Scudder
                     Kemper Investments, Inc.

/4/   1-A(8)(b)(i)     Fund Participation Agreement among Kemper Investors Life Insurance Company, Fidelity Variable Insurance
                       Products Fund and Fidelity Distributors Corporation

/10/  1-A(8)(b)(ii)    Third Amendment to Fund Participation Agreement among Kemper Investors Life Insurance Company, Fidelity
                       Variable Insurance Products Fund and Fidelity Distributors Corporation

/12/  1-A(8)(c)        Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
                       Distributors, Inc. and Kemper Investors Life Insurance Company.

/11/  1-A(8)(d)(i)     Fund Participation Agreement by and among The Alger American Fund, Kemper Investors Life Insurance
                       Company and Fred Alger & Company, Incorporated

/11/  1-A(8)(d)(ii)    Service Agreement between Fred Alger Management, Inc. and Kemper Investors Life Insurance Company
                       (redacted)

/9/   1-A(8)(e)(i)     Fund Participation Agreement between Kemper Investors Life Insurance Company and The Dreyfus Socially
                       Responsible Growth Fund, Inc.

/11/  1-A(8)(e)(ii)    Administrative Services Agreement by and between The Dreyfus Corporation and Kemper Investors Life
                       Insurance Company (redacted)

/11/  1-A(8)(e)(iii)   November 1, 1999 Amendment to Fund Participation Agreement between Kemper Investors Life Insurance
                       Company and The Dreyfus Socially Responsible Growth Fund, Inc.

/11/  1-A(8)(e)(iv)    November 1, 1999 Amendment to Administrative Services Agreement by and between The Dreyfus Corporation and Kemper Investors Life Insurance Company (redacted)

/6/   1-A(8)(f)(i)     Fund Participation Agreement among Kemper Investors Life Insurance Company, Janus Aspen Series and Janus
                       Capital Corporation

/7/   1-A(8)(f)(ii)    Service Agreement between Kemper Investors Life Insurance Company and Janus Capital Corporation

/8/   1-A(8)(g)        Fund Participation Agreement among Kemper Investors Life Insurance Company, Kemper Investors Fund (now
                       known as Scudder Variable Series II), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.

/12/  1-A(8)(h)(i)     Form of Fund Participation Agreement by and among Kemper Investors Life Insurance Company, INVESCO
                       Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

/12/  1-A(8)(h)(ii)    Form of Administrative Services Agreement by and between INVESCO Funds Group, Inc., INVESCO Variable
                       Investment Funds, Inc. and Kemper Investors Life Insurance Company (redacted)

      1-A(8)(i)        Fund Participation Agreement by and among Deutsche Asset Management VIT Funds, Deutsche Asset Management,
                       Inc. and Kemper Investors Life Insurance Company

      1-A(8)(ii)       Administrative Services Agreement by and among Deutsche Asset Management, Inc. and Kemper Investors Life
                       Insurance Company (redacted)

/10/  1-A(10)          Application for Policy

/2/   2                Specimen Notice of Withdrawal Right

/10/  3(a)             Opinion and consent of legal officer of KILICO as to legality of policies being registered

/13/   3(b)            Opinion and consent of actuarial officer of KILICO regarding prospectus illustrations and actuarial matters

       6               Consent of PricewaterhouseCoopers LLP, independent accountants

/10/   8               Procedures Memorandum, pursuant to Rule 6e-3(T)(b)(12)(iii)

/13/   9               Illustrations

----------

/1/    Incorporated by reference to the Registration Statement of the Registrant on Form S-6 filed on or about December 26,
       1995 (File No. 33-65399).

/2/    Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on
       Form S-6 filed on or about June 5, 1996 (File No. 33-65399).

/3/    Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 filed on or about April 23,
       1997 (File No. 333-02491).

/4/    Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 filed on or about April 26, 1996 (File No. 2-72671).

/5/    Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 for KILICO (file
       No. 333-22389) filed on or about April 20, 1999.

/6/    Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 filed on or about September 14, 1995 (File No. 2-72671).

/7/    Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 filed on or about April 28, 1997 (File No. 2-72671).

/8/    Incorporated herein by reference to Amendment No. 3 to the Registration Statement of KILICO on Form S-1 filed on or about April 8, 1998 (File No. 333-22389).

/9/    Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File
       No. 2-72671) filed on or about April 28, 1999.

/10/   Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed on or about December 29, 1999 (File No. 333-88845).

/11/   Incorporated herein by reference to Amendment No. 6 to the Registration Statement on Form S-1 filed on or about
       April 17, 2000 (File No. 333-22389).

/12/   Incorporated herein by reference to Amendment No. 7 to the Registration Statement on Form S-1 filed on or about
       April 26, 2001 (File No. 333-22389).

/13/   Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 filed on or about April 30, 2001 (File No. 333-88845).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, KILICO Variable Separate Account, certifies that it meets the requirements of effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Schaumburg and State of Illinois on the 29th day of April, 2002.

                           KILICO VARIABLE SEPARATE ACCOUNT
                           (Registrant)
                           By: Kemper Investors Life Insurance Company
                           (Depositor)

                           By:  /s/ GALE K. CARUSO
                           -----------------------------------------------------
                           Gale K. Caruso, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 29th day of April, 2002.

          Signature                                                   Title
          ---------                                                   -----

/s/  GALE K. CARUSO                          President, Chief Executive Officer and Director
--------------------------                   (Principal Executive Director)
Gale K. Caruso


/s/  MARTIN D. FEINSTEIN                     Chairman of the Board
--------------------------
Martin D. Feinstein

/s/  FREDERICK L. BLACKMON                   Executive Vice President, Chief Financial Officer and Director
--------------------------                   (Principal Financial Officer and Principal Accounting Officer
Frederick L. Blackmon


/s/  DEBRA P. REZABEK                        Director
--------------------------
Debra P. Rezabek

/s/  GEORGE VLAISAVLJEVICH                   Director
--------------------------
George Vlaisavljevich

                                  EXHIBIT INDEX

                                                                     Sequential
Exhibit                                                                 Page
Number                               Title                             Number*
-------                              -----                           ----------
1-A(8)(i)      Fund Participation Agreement by and among Deutsche
               Asset Management VIT Funds, Deutsche Asset
               Management, Inc. and Kemper Investors Life
               Insurance Company

1-A(8)(ii)     Administrative Services Agreement by and among
               Deutsche Asset Management, Inc. and Kemper
               Investors Life Insurance Company (redacted)

6 Consent of PricewaterhouseCoopers LLP, independent accountants